UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services, 3435 Stelzer Rd. Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	10/31/09

Date of reporting period:	07/31/09

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Collateralized Mortgage Obligations (2.1%)
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2, 5.00%, 10/10/45	$112	$112
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	155	164
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31% (a), 12/25/35	311	37
Series 2005-A2, Class M
5.43% (a), 1/25/36	212	23
Series 2007-A1, Class 1B2
4.47% (a), 2/25/37	96	6
Series 2007-A1, Class 1M
4.47% (a), 2/25/37	173	18
Series 2007-A1, Class 2B1
5.81% (a), 3/25/37	144	6
Series 2007-A2, Class 1B1
4.54% (a), 7/25/37	100	14
Series 2007-S1, Class AM
6.08%, 2/25/37	84	10
Series 2007-S1, Class B1
6.08%, 2/25/37	60	1
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	117	89
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	95	60
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	215	200
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	149	166
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.21% (a), 11/25/36	219	8
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	175	168
GSR Mortgage Loan Trust
Series 2006-6F, Class M1
6.29% (a), 7/25/36	286	39
Series 2006-8F, Class B1
6.45% (a), 9/25/36	243	41
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1
4.90% (a), 2/25/35	258	63
Series 2005-A2, Class B1
4.81% (a), 4/25/35	312	56
Series 2005-A3, Class 1B1
4.96%, 6/25/35	300	70
Series 2005-A4, Class B1
5.19% (a), 7/25/35	205	53
Series 2005-A6, Class 1B1
5.17% (a), 9/25/35	245	43
Series 2005-A8, Class B1
5.17% (a), 11/25/35	340	59
Series 2006-A1, Class B1
5.39% (a), 2/25/36	238	23
Series 2006-A2, Class IB1
5.68% (a), 4/25/36	357	39
Series 2006-A5, Class B1
5.87% (a), 8/25/36	99	9
Series 2006-S4, Class B1
6.39% (a), 1/25/37	120	9
Series 2006-S4, Class B2
6.39% (a), 1/25/37	148	7
Series 2007-A1, Class B1
4.79% (a), 7/25/35	138	16
Series 2007-A2, Class B2

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

5.82% (a), 4/25/37	$148	$9
Series 2007-A2, Class B3
5.82% (a), 4/25/37	99	3
Series 2007-A4, Class B1
5.75% (a), 6/25/37	219	17
Series 2007-A4, Class B2
5.75% (a), 6/25/37	100	4
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	40	39
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/13/42	210	182
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.13% (a), 8/25/34	88	9
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.05% (a), 4/25/34	119	24
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43	78	79

Total Collateralized Mortgage Obligations (Cost $6,681)		1,975

Commercial Paper (7.3%)
General Electrical Co., 0.19% (b), 8/3/09	6,829	6,829

Total Commercial Paper (Cost $6,829)		6,829

Common Stocks (62.5%)
Banks (4.2%):
Bank of America Corp.	87,700	1,297
Northern Trust Corp.	21,836	1,306
PNC Financial Services Group, Inc. (c)	16,500	605
U.S. Bancorp	38,500	786
		3,994
Beverages (0.6%):
PepsiCo, Inc.	9,782	555

Biotechnology (1.3%):
Amgen, Inc. (d)	19,400	1,209

Brokerage Services (1.9%):
Charles Schwab Corp.	97,944	1,750

Chemicals (1.8%):
Monsanto Co.	15,400	1,294
PPG Industries, Inc.	6,769	372
		1,666
Computers & Peripherals (2.9%):
Dell, Inc. (d)	54,000	723
EMC Corp. (d)	135,400	2,039
		2,762
Cosmetics & Toiletries (1.7%):
Colgate-Palmolive Co.	10,300	746
Estee Lauder Cos., Class A (c)	11,490	419
Procter & Gamble Co.	7,888	438
		1,603
Electronics (0.5%):
General Electric Co.	33,253	445

Food Processing & Packaging (0.4%):
H.J. Heinz Co.	8,800	338

Health Care (1.7%):
Alcon, Inc.	12,500	1,595

See notes to schedules of investments.

Security Description	Shares	Value

Home Builders (0.6%):
Toll Brothers, Inc. (d)	30,486	$596

Insurance (0.3%):
Prudential Financial, Inc.	7,401	328

Internet Business Services (0.5%):
Juniper Networks, Inc. (d)	19,800	517

Internet Service Provider (1.1%):
Yahoo!, Inc. (d)	72,947	1,045

Investment Companies (1.1%):
Invesco Ltd.	53,844	1,063

Manufacturing-Diversified (1.8%):
Illinois Tool Works, Inc.	7,300	296
Tyco International Ltd.	44,900	1,357
		1,653
Media (0.8%):
News Corp., Class A	68,638	709

Medical Supplies (0.3%):
Intuitive Surgical, Inc. (c)(d)	1,200	273

Mining (1.8%):
Barrick Gold Corp.	31,289	1,092
Newmont Mining Corp.	15,400	637
		1,729
Oil & Gas Exploration-Production & Services (1.1%):
Anadarko Petroleum Corp.	21,465	1,035

Oil Companies-Integrated (1.0%):
Hess Corp.	16,457	908

Oilfield Services & Equipment (4.5%):
Halliburton Co.	83,136	1,836
Schlumberger Ltd.	44,798	2,397
		4,233
Paint, Varnishes & Enamels (0.6%):
The Sherwin-Williams Co.	9,300	537

Pharmaceuticals (6.1%):
Johnson & Johnson	24,800	1,510
Merck & Co., Inc. (c)	51,500	1,546
Pfizer, Inc.	79,400	1,265
Teva Pharmaceutical Industries Ltd., Sponsored ADR (c)	26,500	1,413
		5,734
Retail (1.5%):
Target Corp.	32,500	1,418

Retail-Discount (1.3%):
Wal-Mart Stores, Inc.	24,000	1,197

Retail-Drug Stores (1.8%):
CVS Caremark Corp.	51,728	1,732

Retail-Specialty Stores (3.1%):
Bed Bath & Beyond, Inc. (d)	12,125	421
Lowe’s Cos., Inc.	111,293	2,500
		2,921
Semiconductors (6.3%):
Altera Corp.	29,300	548
Applied Materials, Inc.	92,300	1,274
Intel Corp.	98,914	1,904
Lam Research Corp. (d)	27,600	830

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	133,095	$1,393
		5,949
Software & Computer Services (3.9%):
Adobe Systems, Inc. (d)	28,100	911
Microsoft Corp.	59,800	1,407
Oracle Corp.	58,900	1,303
		3,621
Steel (1.8%):
Nucor Corp.	38,500	1,712

Transportation Services (2.4%):
Expeditors International of Washington, Inc.	12,600	428
United Parcel Service, Inc., Class B	34,235	1,839
		2,267
Utilities-Electric (0.9%):
Exelon Corp.	15,872	807

Utilities-Telecommunications (0.9%):
AT&T, Inc.	30,500	800

Total Common Stocks (Cost $51,366)		58,701

Corporate Bonds (14.9%)
Aerospace/Defense (0.0%):
General Dynamics Corp., 4.50%, 8/15/10	$19	20

Airlines (0.2%):
Delta Air Lines, Inc., Series 02G2, 6.42%, 7/2/12	270	235

Automotive (0.1%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	27	29
8.50%, 1/18/31	22	24
		53
Banks (0.3%):
Bank of America Corp., 6.25%, 4/15/12	60	63
Fifth Third Bancorp, 4.50%, 6/1/18	73	57
Inter-American Development Bank, 4.50%, 9/15/14	70	75
International Bank Recon & Development, 7.63%, 1/19/23	15	19
Mellon Funding Corp., 6.38%, 2/15/10	85	87
Wells Fargo Co., 5.13%, 9/15/16	5	5
		306
Beverages (0.0%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	27	31

Chemicals (1.8%):
Dow Chemical Co. (The), 8.55%, 5/15/19	190	208
Eastman Chemical, 7.60%, 2/1/27	11	11
Mosaic Co. (The)
7.38%, 12/1/14, Callable 12/1/10 @ 103.69 (e)	475	506
7.63%, 12/1/16, Callable 12/1/11 @ 103.81 (e)	180	192
Rohm & Haas Co., 7.85%, 7/15/29	150	138
Yara International ASA, 7.88%, 6/11/19 (e)	640	682
		1,737
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	50	55

Containers & Packaging (0.7%):
Bemis Co., Inc., 6.80%, 8/1/19	620	678

See notes to schedules of investments.

Security Description	Principal Amount	Value

Cosmetics & Toiletries (0.1%):
Kimberly-Clark Corp.
5.00%, 8/15/13	$25	$27
6.25%, 7/15/18	25	28
Procter & Gamble Co., 4.95%, 8/15/14	20	22
		77
Electric Integrated (2.1%):
Allegheny Energy Supply, 8.25%, 4/15/12 (c)(e)	345	369
CMS Energy Corp., 8.75%, 6/15/19 (c)	720	756
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	30	31
KCP&L Greater Missouri, 7.95%, 2/1/11	265	274
MidAmerican Energy Holdings, 6.50%, 9/15/37	45	50
NiSource Finance Corp., 10.75%, 3/15/16	380	443
Southern California Edison Co., 5.63%, 2/1/36	28	29
		1,952
Financial Services (1.1%):
Boeing Capital Corp., 5.80%, 1/15/13	18	19
Caterpillar Financial Service Corp.
4.60%, 1/15/14, MTN (c)	15	15
6.13%, 2/17/14, MTN (c)	115	126
Citigroup, Inc., 5.00%, 9/15/14	5	4
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	75	82
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	40	35
Goldman Sachs Group, Inc.
6.88%, 1/15/11	36	38
5.75%, 10/1/16	70	72
HSBC Finance Corp., 6.75%, 5/15/11	52	54
Morgan Stanley, 6.00%, 5/13/14, MTN (c)	150	160
Textron Financial Corp., 5.40%, 4/28/13	125	105
Toyota Motor Credit Corp., 4.25%, 3/15/10	30	31
Unilever Capital Corp., 5.90%, 11/15/32	18	19
Xstrata Finance Canada, 6.90%, 11/15/37 (e)	350	284
		1,044
Food Distributors, Supermarkets & Wholesalers (0.1%):
Kroger Co., 7.50%, 4/1/31	17	20
Safeway, Inc., 7.50%, 9/15/09	32	32
		52
Forest Products & Paper (0.4%):
Georgia-Pacific LLC, 7.75%, 11/15/29	420	370

Health Care (0.6%):
Biogen Idec, Inc., 6.88%, 3/1/18	450	476
UnitedHealth Group, Inc., 4.88%, 3/15/15	40	40
WellPoint, Inc.
6.80%, 8/1/12	20	21
5.95%, 12/15/34	25	23
		560
Insurance (0.9%):
Cigna Corp., 7.00%, 1/15/11	10	10
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15 (c)	36	36
MetLife, Inc., 5.38%, 12/15/12	30	31
Pacific Life Insurance Co., 9.25%, 6/15/39 (e)	755	761
		838
Manufacturing-Diversified (0.7%):
Tyco Electronics Group SA
6.00%, 10/1/12	335	336
7.13%, 10/1/37	355	294
		630

See notes to schedules of investments.

Security Description	Principal Amount	Value

Media (0.1%):
CBS Corp., 7.88%, 7/30/30	$95	$80
News America, Inc., 6.20%, 12/15/34	24	24
Time Warner, Inc., 6.88%, 5/1/12	15	16
		120
Medical Supplies (1.2%):
Boston Scientific Corp., 7.00%, 11/15/35	390	341
Cardinal Health, Inc.
6.75%, 2/15/11	15	16
5.85%, 12/15/17	30	30
CareFusion Corp., 6.38%, 8/1/19 (c)(e)	660	696
		1,083
Metal Fabrication (0.1%):
Timken Co., 5.75%, 2/15/10	105	105

Office Furnishing (0.2%):
Steelcase, Inc., 6.50%, 8/15/11	150	149

Oil & Gas-Exploration & Production (1.3%):
Merey Sweeny LP, 8.85%, 12/18/19 (e)	203	211
Nexen, Inc., 7.50%, 7/30/39	515	553
Rowan Cos., Inc., 7.88%, 8/1/19	430	457
		1,221
Oil Companies-Integrated (0.0%):
ConocoPhillips Co., 8.75%, 5/25/10	36	38

Pharmaceuticals (0.1%):
Wyeth
6.95%, 3/15/11	25	27
6.50%, 2/1/34	40	46
		73
Pipelines (0.6%):
El Paso Corp., Series G, 7.75%, 1/15/32, MTN (c)	170	152
Energy Transfer Partners LP, 9.70%, 3/15/19	100	125
Enterprise Products Operating LP, 7.50%, 2/1/11	55	58
Williams Cos, Inc. (The), 8.75%, 3/15/32	90	102
Williams Cos., Inc. (The), 8.75%, 1/15/20 (f)	130	147
		584
Radio & Television (0.5%):
CBS Corp., 6.63%, 5/15/11	275	282
Comcast Corp.
4.95%, 6/15/16	55	56
6.45%, 3/15/37	50	54
Cox Communications, Inc., 7.13%, 10/1/12	40	44
		436
Railroads (0.1%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	20	21
5.75%, 3/15/18	25	27
		48
Retail-Discount (0.1%):
Target Corp., 5.88%, 3/1/12	33	36
Wal-Mart Stores, Inc., 4.13%, 2/15/11	31	32
		68
Semiconductors (0.5%):
National Semiconductor Corp., 6.15%, 6/15/12	465	461

See notes to schedules of investments.

Security Description	Principal Amount	Value

Software & Computer Services (0.0%):
Oracle Corp., 5.75%, 4/15/18	$40	$44

Steel (0.5%):
ArcelorMittal, 9.85%, 6/1/19	440	509

Telecommunications-Cellular (0.1%):
New Cingular Wireless Services, 8.13%, 5/1/12	23	26
Vodafone Group PLC
5.63%, 2/27/17 (c)	20	21
6.15%, 2/27/37	20	22
		69
Telecommunications-Equipment (0.0%):
Motorola, Inc., 7.63%, 11/15/10	17	17

Utilities-Electric (0.2%):
Dominion Resources, Inc., Series A, 5.60%, 11/15/16	50	53
Pacific Gas & Electric Co.
4.80%, 3/1/14	36	38
6.05%, 3/1/34	28	30
Progress Energy, Inc., 6.85%, 4/15/12	37	40
		161
Utilities-Natural Gas (0.1%):
Sempra Energy, 6.50%, 6/1/16	115	126

Total Corporate Bonds (Cost $13,470)		13,950

Municipal Bonds (0.2%)
Florida (0.1%):
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	130	140

Illinois (0.1%):
State Taxable Pension, GO, 5.10%, 6/1/33	70	61

Total Municipal Bonds (Cost $214)		201

U.S. Government Agency Securities (0.5%)
Federal National Mortgage Assoc.
5.50%, 8/1/37 (f)	135	140
6.00%, 8/1/37 (f)	310	325

Total U.S. Government Agency Securities (Cost $464)		465

U.S. Government Mortgage Backed Agencies (9.1%)
Federal Home Loan Mortgage Corp, 5.50%, 10/1/22	34	36
Federal Home Loan Mortgage Corp.
4.13%, 7/12/10 (c)	580	599
5.00%, 6/1/33	182	187
5.50%, 11/1/17 – 11/1/22	133	140
6.00%, 9/1/21	128	135
6.50%, 5/1/26 – 11/1/34	292	314
7.00%, 7/1/29 – 4/1/32	44	48
8.00%, 6/1/30	9	10
Federal National Mortgage Assoc.
4.00%, 6/1/29 (f)	160	157
4.50%, 5/1/10 – 1/1/35 (f)(g)	701	710
5.00%, 11/1/33 – 8/1/37 (f)(g)	1,495	1,534
5.50%, 2/1/22 – 12/1/34 (g)	1,681	1,748
6.00%, 8/1/22 – 5/1/37 (g)	1,364	1,437
6.50%, 3/1/29 – 9/1/37 (g)	406	437
7.00%, 12/1/27	4	4
7.50%, 11/1/29	23	25
8.00%, 11/1/19 – 3/1/30	76	85
8.50%, 11/1/17	5	5

See notes to schedules of investments.

Security Description	Principal Amount	Value

10.00%, 11/1/13	$9	$10
10.50%, 11/1/13	13	15
11.00%, 11/1/13	15	17
Government National Mortgage Assoc.
4.50%, 4/1/29 (f)	135	136
7.50%, 2/15/35	179	202

Total U.S. Government Mortgage Backed Agencies (Cost $7,728)		7,991

U.S. Treasury Obligations (4.4%)
U.S. Treasury Bonds, 3.50%, 2/15/39 (c)	1,320	1,141
U.S. Treasury Notes
2.13%, 4/30/10 (c)	715	724
4.25%, 1/15/11 (c)	406	426
1.50%, 7/15/12	115	115
2.63%, 6/30/14 (c)	498	500
2.75%, 2/15/19 (c)	310	291
3.13%, 5/15/19	1,010	979

Total U.S. Treasury Obligations (Cost $4,128)		4,176

Short-Term Securities Held as Collateral for Securities Lending (8.0%)
Pool of various securities for Victory Funds	7,537	7,524

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $7,537)		7,524

Total Investments (Cost $98,417) — 108.4%		101,812

Liabilities in excess of other assets — (8.4)%		(7,864)

NET ASSETS — 100.0%		$93,948

(a)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/09.

(b)	Rate represents the effective yield at purchase.

(c)	A portion or all of the security was held on loan.

(d)	Non-income producing security.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	Security purchased on a “when-issued” basis.

(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

ADR	American Depositary Receipt

FSA	Insured by Federal Security Assurance

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Core Bond Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Collateralized Mortgage Obligations (6.6%)
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A2, 5.00%, 10/10/45	$400	$400
Bear Stearns Commercial Mortgage Securities, Series 2001-T0P4, Class A3, 5.61%, 11/15/33	690	728
Chase Mortgage Finance Corp.
Series 2005-A1, Class M
5.31% (a), 12/25/35	853	100
Series 2005-A2, Class M
5.43% (a), 1/25/36	956	106
Series 2007-A1, Class 1B2
4.47% (a), 2/25/37	302	18
Series 2007-A1, Class 1M
4.47% (a), 2/25/37	678	70
Series 2007-A1, Class 2B1
5.81% (a), 3/25/37	550	24
Series 2007-A2, Class 1B1
4.54% (a), 7/25/37	325	46
Series 2007-A2, Class 1M
4.54% (a), 7/25/37	96	21
Series 2007-A2, Class 2M
4.54% (a), 7/25/37	100	10
Series 2007-S1, Class AM
6.08%, 2/25/37	344	41
Series 2007-S1, Class B1
6.08%, 2/25/37	253	4
ChaseFlex Trust, Series 2005-2, Class 4A3, 6.00% (a), 5/25/20	418	318
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.73% (a), 3/15/49	385	245
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89% (a), 11/15/44	765	710
Fannie Mae Whole Loan, Series 2002-W7, Class A5, 7.50%, 2/25/29	447	497
Federal Home Loan Mortgage Corp., Structured Pass Through Securities, Series T-42, Class A5, 7.50%, 2/25/42	281	312
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class B1, 6.21% (a), 11/25/36	923	35
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5, 5.28% (a), 8/10/38	630	605
GSR Mortgage Loan Trust
Series 2006-2F, Class B2
5.86% (a), 2/25/36	545	31
Series 2006-6F, Class M1
6.29% (a), 7/25/36	244	33
Series 2006-8F, Class B1
6.45% (a), 9/25/36	780	133
Series 2006-9F, Class M1
6.42% (a), 10/25/36	386	102
JPMorgan Mortgage Trust
Series 2005-A1, Class IB1
4.90% (a), 2/25/35	977	239
Series 2005-A2, Class B1
4.81% (a), 4/25/35 (b)	1,235	220
Series 2005-A3, Class 1B1
4.96%, 6/25/35	752	175
Series 2005-A4, Class B1
5.19% (a), 7/25/35	766	199
Series 2005-A5, Class IB1
5.09% (a), 8/25/35	445	120
Series 2005-A6, Class 1B1
5.17% (a), 9/25/35	1,037	183
Series 2005-A8, Class B1
5.17% (a), 11/25/35	1,359	237
Series 2006-A1, Class B1
5.39% (a), 2/25/36	498	48

See notes to schedules of investments.

Security Description	Principal Amount	Value

Series 2006-A2, Class IB1
5.68% (a), 4/25/36	$1,397	$150
Series 2006-A5, Class B1
5.87% (a), 8/25/36	740	68
Series 2006-S4, Class B1
6.39% (a), 1/25/37	476	37
Series 2006-S4, Class B2
6.39% (a), 1/25/37	628	28
Series 2007-A1, Class B1
4.79% (a), 7/25/35	576	65
Series 2007-A2, Class B2
5.82% (a), 4/25/37	549	35
Series 2007-A2, Class B3
5.82% (a), 4/25/37	245	8
Series 2007-A4, Class B1
5.75% (a), 6/25/37	806	64
Series 2007-A4, Class B2
5.75% (a), 6/25/37	289	12
Series 2007-A4, Class B3
5.75% (a), 6/25/37	239	5
Merrill Lynch Mortagage Trust, Series 2005-LC1, Class A4, 5.29% (a), 1/12/44	790	769
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65% (a), 6/13/42	835	724
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class CB2, 4.13% (a), 8/25/34	326	33
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class B1, 4.05% (a), 4/25/34	345	70
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2, 5.68% (a), 5/15/43	268	272

Total Collateralized Mortgage Obligations (Cost $26,371)		8,350

Commercial Paper (5.1%)
General Electric Co., 0.19% (c), 8/3/09	6,451	6,451

Total Commercial Paper (Cost $6,451)		6,451

Corporate Bonds (49.9%)
Airlines (0.7%):
Delta Air Lines, Inc., Series 02G2, 6.42%, 7/2/12	1,015	883
		883
Automotive (0.2%):
DaimlerChrysler North America Holding Corp.
7.30%, 1/15/12	138	148
8.50%, 1/18/31	80	88
		236
Banks (1.6%):
Bank of America Corp., 6.25%, 4/15/12	315	331
European Investment Bank
4.63%, 3/21/12	235	252
4.63%, 5/15/14	493	526
Fifth Third Bancorp, 4.50%, 6/1/18	260	203
Inter-American Development Bank, 4.50%, 9/15/14	264	282
Mellon Funding Corp., 6.38%, 2/15/10	270	275
Wells Fargo Co., 5.13%, 9/15/16	205	196
		2,065
Beverages (0.1%):
Coca-Cola Enterprises, Inc., 8.50%, 2/1/12	141	161
		161

See notes to schedules of investments.

Security Description	Principal Amount	Value

Chemicals (6.0%):
Dow Chemical Co. (The), 8.55%, 5/15/19	$820	$900
Mosaic Co. (The)
7.38%, 12/1/14, Callable 12/1/10 @ 103.69 (d)	2,075	2,212
7.63%, 12/1/16, Callable 12/1/11 @ 103.81 (d)	792	843
Rohm & Haas Co., 7.85%, 7/15/29	660	609
Yara International ASA, 7.88%, 6/11/19 (d)	2,795	2,976
		7,540
Computers & Peripherals (0.1%):
International Business Machines Corp., 6.50%, 1/15/28	135	149
		149
Containers & Packaging (2.4%):
Bemis Co., Inc., 6.80%, 8/1/19	2,750	3,008
		3,008
Cosmetics & Toiletries (0.3%):
Kimberly-Clark Corp.
5.00%, 8/15/13	110	116
6.25%, 7/15/18	90	101
Procter & Gamble Co., 4.95%, 8/15/14	80	88
		305
Electric Integrated (6.8%):
Allegheny Energy Supply, 8.25%, 4/15/12 (d)	1,510	1,615
CMS Energy Corp., 8.75%, 6/15/19	3,155	3,314
Dominion Resources, Inc., Series C, 5.15%, 7/15/15	115	120
KCP&L Greater Missouri, 7.95%, 2/1/11	1,160	1,199
MidAmerican Energy Holdings, 6.50%, 9/15/37	150	167
NiSource Finance Corp., 10.75%, 3/15/16	1,695	1,974
Southern California Edison Co., 5.63%, 2/1/36	180	189
		8,578
Electronics (0.2%):
General Electric Co., 5.00%, 2/1/13	235	247
		247
Financial Services (4.5%):
Boeing Capital Corp.
6.10%, 3/1/11	90	96
5.80%, 1/15/13	69	75
Caterpillar Financial Service Corp.
4.60%, 1/15/14, MTN	50	50
6.13%, 2/17/14, MTN	465	507
Citigroup, Inc., 5.00%, 9/15/14	200	179
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	370	403
General Electric Capital Corp., Series A, 6.15%, 8/7/37, MTN	210	185
Goldman Sachs Group, Inc.
6.88%, 1/15/11	157	167
5.75%, 10/1/16	305	312
HSBC Finance Corp., 6.75%, 5/15/11	233	242
Morgan Stanley, 6.00%, 5/13/14, MTN	655	699
Textron Financial Corp., 5.40%, 4/28/13	1,555	1,312
Toyota Motor Credit Corp.
4.25%, 3/15/10	116	118
4.35%, 12/15/10	1	1
Unilever Capital Corp., 5.90%, 11/15/32	100	106
Xstrata Finance Canada, 6.90%, 11/15/37 (d)	1,563	1,266
		5,718
Food Distributors, Supermarkets & Wholesalers (0.2%):
Kroger Co., 7.50%, 4/1/31	85	101

See notes to schedules of investments.

Security Description	Principal Amount	Value

Safeway, Inc., 7.50%, 9/15/09	$120	$121
		222
Forest Products & Paper (1.3%):
Georgia-Pacific LLC, 7.75%, 11/15/29 (b)	1,845	1,624
		1,624
Health Care (1.9%):
Biogen Idec, Inc., 6.88%, 3/1/18	2,000	2,116
UnitedHealth Group, Inc., 4.88%, 3/15/15	130	130
WellPoint, Inc.
6.80%, 8/1/12	75	79
5.95%, 12/15/34	100	89
		2,414
Insurance (2.9%):
Cigna Corp., 7.00%, 1/15/11	45	47
Cincinnati Financial Corp., 6.13%, 11/1/34	140	102
Marsh & Mclennan Cos., Inc., 5.75%, 9/15/15	117	117
MetLife, Inc., 5.38%, 12/15/12	110	113
Pacific Life Insurance Co., 9.25%, 6/15/39 (d)	3,305	3,332
		3,711
Manufacturing-Diversified (2.2%):
Tyco Electronics Group SA
6.00%, 10/1/12	1,440	1,442
7.13%, 10/1/37	1,580	1,310
		2,752
Media (0.4%):
CBS Corp., 7.88%, 7/30/30	420	354
News America, Inc., 6.20%, 12/15/34	90	88
Time Warner, Inc., 6.88%, 5/1/12	64	70
		512
Medical Supplies (3.8%):
Boston Scientific Corp., 7.00%, 11/15/35	1,718	1,503
Cardinal Health, Inc.
6.75%, 2/15/11	75	79
5.85%, 12/15/17	115	112
CareFusion Corp., 6.38%, 8/1/19 (d)	2,940	3,101
		4,795
Metal Fabrication (0.3%):
Timken Co., 5.75%, 2/15/10	430	431
		431
Office Furnishing (0.5%):
Steelcase, Inc., 6.50%, 8/15/11	620	615
		615
Oil & Gas-Exploration & Production (4.2%):
Merey Sweeny LP, 8.85%, 12/18/19 (d)	774	807
Nexen, Inc., 7.50%, 7/30/39	2,295	2,463
Rowan Cos., Inc., 7.88%, 8/1/19	1,915	2,034
		5,304
Oil Companies-Integrated (0.1%):
ConocoPhillips Co., 8.75%, 5/25/10	150	160
		160
Pharmaceuticals (0.2%):
Wyeth
6.95%, 3/15/11	105	113

See notes to schedules of investments.

Security Description	Principal Amount	Value

6.50%, 2/1/34	$150	$171
		284
Pipelines (2.0%):
El Paso Corp., Series G, 7.75%, 1/15/32, MTN	725	650
Energy Transfer Partners LP, 9.70%, 3/15/19	430	539
Enterprise Products Operating LP, 7.50%, 2/1/11	220	233
Williams Cos, Inc. (The), 8.75%, 3/15/32	410	462
Williams Cos., Inc. (The), 8.75%, 1/15/20	570	643
		2,527
Radio & Television (1.5%):
CBS Corp., 6.63%, 5/15/11	1,180	1,210
Comcast Corp.
4.95%, 6/15/16	215	219
6.45%, 3/15/37	165	177
Cox Communications, Inc., 7.13%, 10/1/12	273	303
		1,909
Railroads (0.5%):
Burlington Northern Santa Fe, Inc.
7.13%, 12/15/10	200	211
5.75%, 3/15/18	375	397
		608
Retail-Discount (0.2%):
Target Corp., 5.88%, 3/1/12	131	143
Wal-Mart Stores, Inc., 4.13%, 2/15/11	122	127
		270
Semiconductors (1.6%):
National Semiconductor Corp., 6.15%, 6/15/12	2,030	2,014
		2,014
Software & Computer Services (0.2%):
Oracle Corp., 5.75%, 4/15/18	185	204
		204
Steel (1.8%):
ArcelorMittal, 9.85%, 6/1/19	1,920	2,222
		2,222
Telecommunications-Cellular (0.2%):
New Cingular Wireless Services, 8.13%, 5/1/12	76	86
Vodafone Group PLC
5.63%, 2/27/17	90	96
6.15%, 2/27/37	95	101
		283
Telecommunications-Equipment (0.1%):
Motorola, Inc., 7.63%, 11/15/10	79	81
		81
Utilities-Electric (0.5%):
Dominion Resources, Inc., Series A, 5.60%, 11/15/16	185	194
Pacific Gas & Electric Co.
4.80%, 3/1/14	149	157
6.05%, 3/1/34	130	141
Progress Energy, Inc., 6.85%, 4/15/12	149	163
		655

See notes to schedules of investments.

Security Description	Principal Amount	Value

Utilities-Natural Gas (0.4%):
Sempra Energy, 6.50%, 6/1/16	$500	$549
		549

Total Corporate Bonds (Cost $60,836)		63,036

Municipal Bonds (0.6%)
Florida (0.4%):
Volusia County Sales Tax Revenue, 5.00%, 10/1/18, FSA	450	484
Illinois (0.2%):
State Taxable Pension, GO, 5.10%, 6/1/33	280	243

Total Municipal Bonds (Cost $779)		727

U.S. Government Agency Securities (1.9%)
Federal National Mortgage Assoc.
5.50%, 8/1/37 (e)	590	611
6.00%, 8/1/37 (e)	1,385	1,452
Small Business Administration, 6.15%, 4/1/19	355	377

Total U.S. Government Agency Securities (Cost $2,414)		2,440

U.S. Government Mortgage Backed Agencies (28.0%)
Federal Home Loan Mortgage Corp, 5.50%, 10/1/22	148	155
Federal Home Loan Mortgage Corp.
8.00%, 6/1/17	165	178
5.50%, 11/1/17 – 11/1/22	578	604
6.00%, 9/1/21	463	491
7.50%, 4/1/28	14	15
6.50%, 8/1/29 – 11/1/34	1,519	1,639
7.00%, 1/1/30	9	9
5.00%, 6/1/34	750	771
Federal National Mortgage Assoc.
4.50%, 5/1/10 – 1/1/35 (e)	3,820	3,861
10.00%, 11/1/13	18	20
10.50%, 11/1/13	9	10
11.00%, 11/1/13	13	16
8.00%, 11/1/19 – 2/1/33	247	278
5.50%, 2/1/22 – 12/1/34 (b)	7,839	8,161
6.00%, 8/1/22 – 5/1/37 (b)	5,850	6,168
7.00%, 10/1/26 – 12/1/29	44	48
6.50%, 9/1/28 – 9/1/37 (b)	1,423	1,529
7.50%, 12/1/28 – 11/1/29	8	9
4.00%, 6/1/29 (e)	705	691
8.50%, 4/1/31	15	17
5.00%, 11/1/33 – 8/1/37 (b)(e)	6,580	6,755
Government National Mortgage Assoc.
7.50%, 12/15/27 – 2/15/35	781	883
4.50%, 4/1/29 (e)	595	598

Total U.S. Government Mortgage Backed Agencies (Cost $31,597)		32,906

U.S. Treasury Obligations (13.3%)
U.S. Treasury Bonds, 3.50%, 2/15/39 (f)	5,142	4,444
U.S. Treasury Notes
2.13%, 4/30/10 (f)	3,666	3,714
4.25%, 1/15/11 (f)	1,421	1,491
1.50%, 7/15/12	490	489
2.63%, 6/30/14 (f)	1,139	1,145
2.75%, 2/15/19 (f)	1,390	1,306

See notes to schedules of investments.

Security Description	Principal Amount	Value

3.13%, 5/15/19	$4,380	$4,244

Total U.S. Treasury Obligations (Cost $16,645)		16,833

Short-Term Securities Held as Collateral for Securities Lending (6.5%)
Pool of various securities for Victory Funds	8,239	8,225

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $8,239)		8,225

Total investments (Cost $153,332) — 110.0%		138,968

Liabilities in excess of other assets — (10.0)%		(12,664)

NET ASSETS — 100.0%		$126,304

(a)	Variable or Floating Rate Security. Rate disclosed as of 7/31/09.

(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)	Rate represents the effective yield at purchase.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)	Security purchased on a “when-issued” basis.

(f)	A portion or all of the security was held on loan.

FSA	Insured by Federal Security Assurance

GO	General Obligation

LLC	Limited Liability Co.

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (4.4%)
General Electric Co., 0.19% (a), 8/3/09	$180,377	$180,375

Total Commercial Paper (Amortized Cost $180,375)		180,375

Common Stocks (95.4%)
Banks (6.5%):
Bank of America Corp.	5,792,000	85,663
Northern Trust Corp.	1,430,310	85,547
PNC Financial Services Group, Inc. (b)	1,086,000	39,813
U.S. Bancorp (b)	2,497,000	50,964
		261,987
Beverages (0.9%):
PepsiCo, Inc.	648,239	36,788

Biotechnology (2.0%):
Amgen, Inc. (b)(c)	1,275,500	79,476

Brokerage Services (2.8%):
Charles Schwab Corp.	6,453,870	115,331

Chemicals (2.8%):
Monsanto Co.	1,049,100	88,124
PPG Industries, Inc. (b)	445,800	24,519
		112,643
Computers & Peripherals (4.5%):
Dell, Inc. (c)	3,588,000	48,007
EMC Corp. (b)(c)	9,032,800	136,034
		184,041
Consumer Products (1.2%):
Colgate-Palmolive Co. (b)	681,000	49,332

Cosmetics & Toiletries (1.4%):
Estee Lauder Cos., Class A (b)	760,898	27,727
Procter & Gamble Co. (b)	520,660	28,902
		56,629
Electronics (0.7%):
General Electric Co. (b)	2,190,938	29,359

Food Processing & Packaging (0.5%):
H.J. Heinz Co.	575,000	22,114

Health Care (2.6%):
Alcon, Inc.	819,971	104,628

Home Builders (0.9%):
Toll Brothers, Inc. (b)(c)	1,947,804	38,099

Insurance (0.5%):
Prudential Financial, Inc.	486,321	21,529

Internet Business Services (0.8%):
Juniper Networks, Inc. (b)(c)	1,301,000	33,995

Internet Service Provider (1.7%):
Yahoo!, Inc. (c)	4,787,266	68,554

Investment Companies (1.7%):
Invesco Ltd.	3,472,228	68,576

Manufacturing-Diversified (2.6%):
Illinois Tool Works, Inc.	478,000	19,383
Tyco International Ltd.	2,895,980	87,516
		106,899

See notes to schedules of investments.

Security Description	Shares	Value

Media (1.2%):
News Corp., Class A	4,516,663	$46,657

Medical Supplies (0.5%):
Intuitive Surgical, Inc. (b)(c)	82,000	18,640

Mining (2.8%):
Barrick Gold Corp.	2,055,556	71,739
Newmont Mining Corp.	1,008,900	41,718
		113,457
Oil & Gas Exploration-Production & Services (1.7%):
Anadarko Petroleum Corp.	1,430,699	68,960

Oil Companies-Integrated (1.5%):
Hess Corp.	1,085,893	59,941

Oilfield Services & Equipment (6.8%):
Halliburton Co.	5,458,047	120,568
Schlumberger Ltd.	2,940,107	157,296
		277,864
Paint, Varnishes & Enamels (0.9%):
The Sherwin-Williams Co. (b)	613,000	35,401

Pharmaceuticals (9.3%):
Johnson & Johnson	1,630,400	99,275
Merck & Co., Inc. (b)	3,378,700	101,395
Pfizer, Inc.	5,245,000	83,553
Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	1,751,000	93,398
		377,621
Retail (2.3%):
Target Corp. (b)	2,122,000	92,562

Retail-Discount (1.9%):
Wal-Mart Stores, Inc.	1,584,400	79,030

Retail-Drug Stores (2.8%):
CVS Caremark Corp.	3,392,975	113,597

Retail-Specialty Stores (4.6%):
Bed Bath & Beyond, Inc. (b)(c)	799,647	27,788
Lowe’s Cos., Inc.	7,168,376	161,001
		188,789
Semiconductors (9.6%):
Altera Corp. (b)	1,930,000	36,072
Applied Materials, Inc. (b)	6,093,000	84,083
Intel Corp. (b)	6,491,370	124,959
Lam Research Corp. (b)(c)	1,824,150	54,834
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	8,756,072	91,676
		391,624
Software & Computer Services (5.9%):
Adobe Systems, Inc. (b)(c)	1,857,014	60,204
Microsoft Corp.	3,925,700	92,333
Oracle Corp. (b)	3,885,000	85,975
		238,512
Steel (2.8%):
Nucor Corp.	2,541,478	113,020

Transportation Services (3.7%):
Expeditors International of Washington, Inc. (b)	831,000	28,196
United Parcel Service, Inc., Class B (b)	2,257,331	121,286
		149,482

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Utilities-Electric (1.3%):
Exelon Corp.	1,039,102	$52,849

Utilities-Telecommunications (1.7%):
AT&T, Inc.	2,560,000	67,149

Total Common Stocks (Cost $3,482,819)		3,875,135

Short-Term Securities Held as Collateral for Securities Lending (10.4%)
Pool of various securities for Victory Funds-footnote 2 (Securities Lending)	$428,926	428,177

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $428,926)		428,177

Total Investments (Cost $4,092,120) — 110.4%		4,483,687

Liabilities in excess of other assets — (10.4)%		(421,401)

NET ASSETS — 100.0%		$4,062,286

(a)		Rate represents the effective yield at purchase.

(b)		A portion or all of the security was held on loan.

(c)		Non-income producing security.

ADR	—	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Shares or
	Principal
Security Description	Amount	Value

Commercial Paper (5.7%)
General Electric Co., 0.19% (a), 8/3/09	$16,276	$16,276

Total Commercial Paper (Amortized Cost $16,276)		16,276

Common Stocks (94.4%)
Automotive Parts (2.4%):
Eaton Corp. (b)	75,000	3,894
Magna International, Inc., Class A (b)	58,000	2,956
		6,850
Banks (1.1%):
Cullen/Frost Bankers, Inc. (b)	66,000	3,170

Chemicals (1.8%):
PPG Industries, Inc.	93,000	5,115

Commercial Services (2.3%):
Cintas Corp.	176,000	4,432
SAIC, Inc. (c)	117,000	2,116
		6,548
Computers & Peripherals (3.1%):
CACI International, Inc., Class A (b)(c)	94,000	4,343
Perot Systems Corp., Class A (b)(c)	282,000	4,506
		8,849
Containers & Packaging (4.0%):
Owens-Illinois, Inc. (b)(c)	136,000	4,616
Packaging Corp. of America	203,000	3,993
Pactiv Corp. (b)(c)	117,000	2,946
		11,555
Cosmetics & Toiletries (2.6%):
Estee Lauder Cos., Class A (b)	101,000	3,681
Kimberly-Clark Corp. (b)	65,000	3,799
		7,480
E-Commerce & Services (1.1%):
Monster Worldwide, Inc. (b)(c)	244,000	3,179

Electronics (2.5%):
Hubbell, Inc., Class B	87,000	3,247
Johnson Controls, Inc. (b)	155,600	4,027
		7,274
Food Distributors, Supermarkets & Wholesalers (2.6%):
Safeway, Inc. (b)	259,000	4,903
Sysco Corp.	105,000	2,495
		7,398
Food Processing & Packaging (1.6%):
ConAgra, Inc.	233,000	4,574

Health Care (1.5%):
Covidien PLC	117,000	4,424

Hotels & Motels (1.0%):
Starwood Hotels & Resorts Worldwide, Inc. (b)	120,000	2,833

Household Goods-Appliances, Furnishings & Electronics (1.5%):
Whirlpool Corp. (b)	74,000	4,225

Human Resources (1.0%):
Hewitt Associates, Inc., Class A (c)	95,000	2,843

See notes to schedules of investments.

Security Description	Shares	Value

Insurance (11.0%):
Alleghany Corp. (b)(c)	13,260	$3,587
Brown & Brown, Inc. (b)	135,000	2,589
Chubb Corp.	123,000	5,680
Everest Re Group Ltd. (b)	57,000	4,572
First American Corp.	101,000	2,985
HCC Insurance Holdings, Inc. (b)	129,000	3,238
Markel Corp. (b)(c)	14,500	4,576
UnumProvident Corp.	220,000	4,129
		31,356
Internet Business Services (2.3%):
eBay, Inc. (b)(c)	145,000	3,081
Symantec Corp. (b)(c)	232,000	3,464
		6,545
Investment Companies (1.2%):
Franklin Resources, Inc.	39,000	3,459

Machine-Diversified (2.2%):
Dover Corp.	74,000	2,517
Kennametal, Inc.	173,000	3,688
		6,205
Manufacturing-Diversified (3.9%):
Ingersoll-Rand PLC (b)	120,000	3,466
Parker Hannifin Corp. (b)	101,500	4,494
Pentair, Inc.	121,000	3,306
		11,266
Manufacturing-Miscellaneous (1.7%):
ITT Industries, Inc.	99,000	4,891

Oil & Gas Exploration-Production & Services (5.4%):
Cimarex Energy Co. (b)	151,000	5,403
Devon Energy Corp. (b)	40,000	2,324
Helmerich & Payne, Inc. (b)	119,000	4,089
Unit Corp. (c)	111,000	3,517
		15,333
Oil Companies-Integrated (1.2%):
Occidental Petroleum Corp. (b)	47,000	3,353

Oil Marketing & Refining (1.0%):
Valero Energy Corp.	157,000	2,826

Oilfield Services & Equipment (1.3%):
Baker Hughes, Inc. (b)	91,000	3,685

Paint, Varnishes & Enamels (1.2%):
The Sherwin-Williams Co.	60,000	3,465

Pharmaceuticals (3.3%):
AmerisourceBergen Corp.	176,000	3,471
Omnicare, Inc. (b)	130,000	3,103
Pharmaceutical Product Development, Inc.	136,000	2,825
		9,399
Pipelines (1.5%):
National Fuel Gas Co. (b)	104,000	4,220

Railroads (0.8%):
Burlington Northern Santa Fe Corp.	30,000	2,358

Real Estate Investment Trusts (0.4%):
Kimco Realty Corp. (b)	129,000	1,269

Restaurants (2.3%):
Burger King Holdings, Inc.	255,000	4,340

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Darden Restaurants, Inc. (b)	65,000	$2,105
		6,445
Retail-Apparel/Shoe (1.4%):
Gap, Inc.	238,000	3,884

Retail-Discount (1.3%):
BJ’s Wholesale Club, Inc. (b)(c)	110,000	3,669

Semiconductors (6.6%):
Analog Devices, Inc. (b)	175,000	4,790
KLA-Tencor Corp. (b)	166,000	5,292
Lam Research Corp. (c)	152,000	4,569
Novellus Systems, Inc. (b)(c)	218,000	4,266
		18,917
Software & Computer Services (1.0%):
Sybase, Inc. (b)(c)	77,000	2,757

Staffing (1.1%):
Robert Half International, Inc. (b)	127,000	3,148

Steel (0.9%):
Allegheny Technologies, Inc. (b)	98,000	2,654

Tools & Hardware Manufacturing (1.6%):
Black & Decker Corp. (b)	123,000	4,625

Toys (1.2%):
Hasbro, Inc.	126,000	3,339

Transportation Services (2.9%):
Con-way, Inc. (b)	117,500	5,352
Tidewater, Inc.	66,000	2,970
		8,322
Utilities-Electric (1.0%):
Pinnacle West Capital Corp. (b)	90,000	2,876

Utilities-Natural Gas (4.7%):
Energen Corp.	117,000	4,834
Sempra Energy (b)	81,000	4,247
WGL Holdings, Inc. (b)	135,000	4,471
		13,552

Total Common Stocks (Cost $229,795)		270,135

Short-Term Securities Held as Collateral for Securities Lending (34.7%)
Pool of various securities for Victory Funds	$99,386	99,213

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $99,386)		99,213

Total Investments (Cost $345,457) — 134.8%		385,624

Liabilities in excess of other assets — (34.8)%		(99,594)

NET ASSETS — 100.0%		$286,030

(a)	Rate represents the effective yield at purchase.

(b)	A portion or all of the security was held on loan.

(c)	Non-income producing security.

PLC	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Federal Money Market Fund	July 31, 2009
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value

U.S. Government Agency Securities (47.2%)
Federal Farm Credit Bank
0.69% (a), 2/17/10	$25,000	$25,000
0.94% (a), 3/17/10	50,000	50,000
Series 1
0.34% (a), 7/28/10	50,000	50,000
Federal Home Loan Bank
1.29% (a), 11/20/09	40,000	40,000
0.92% (b), 1/19/10	10,050	10,007
0.50% (a), 5/5/10, Callable 11/5/09 @ 100	12,000	12,001
0.70%, 5/13/10	120,000	120,000
0.72%, 6/28/10, Callable 12/10/09 @ 100	13,000	13,000
0.60%, 7/26/10	25,000	24,981
Series 3
0.74% (a), 8/4/10	175,000	175,000
Federal Home Loan Mortgage Corp.
0.85% (b), 12/21/09	25,000	24,918
4.88%, 2/9/10	35,000	35,819

Total U.S. Government Agency Securities (Amortized Cost $580,726)		580,726

U.S. Treasury Obligations (5.7%)
U.S. Treasury Bills
0.18% (b), 10/1/09	25,000	24,993
0.31% (b), 11/19/09	35,000	34,967
0.59% (b), 4/8/10	10,000	9,959

Total U.S. Treasury Obligations (Amortized Cost $69,919)		69,919

Repurchase Agreements (47.0%)
Deutsche Bank Securities, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $250,004, collateralized by U.S. Government Securities, 3.98%-7.00%, 5/1/23-5/15/44, market value $255,000)	250,000	250,000
Goldman Sachs Group, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $28,701, collateralized by U.S. Government Securities, 6.00%, 3/1/38, market value $29,274)	28,700	28,700
RBS Securities, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $300,005, collateralized by U.S. Government Securities, 3.25%-6.50%, 2/15/10-7/31/16, market value $306,000)	300,000	300,000

Total Repurchase Agreements (Amortized Cost $578,700)		578,700

Total Investments (Amortized Cost $1,229,345) (c) — 99.9%		1,229,345

Other assets in excess of liabilities — 0.1%		1,410

NET ASSETS — 100.0%		$1,230,755

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/09.

(b)	Rate represents the effective yield at purchase.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Financial Reserves Fund	July 31, 2009
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*

Certificates of Deposit (6.2%)
Abbey National Treasury Services PLC, Series 1, 0.68% (a), 7/12/10	$4,000	$4,000
Bank of America N.A., 0.80% (a), 12/3/09 (b)	3,000	3,000
Barclays Bank PLC NY, 2.02% (a), 1/11/10	20,000	20,000
Deutsche Bank NY, 0.67% (a), 10/1/09	4,800	4,800
Wachovia Mortgage Federal Savings Bank, 4.13%, 12/15/09	3,000	2,964

Total Certificates of Deposit (Amortized Cost $28,864)		34,764

Commercial Paper (9.8%)
Citigroup Funding, Inc., 0.30% (c), 8/10/09	5,000	5,000
Coca-Cola Co., 0.76% (c), 6/2/10 (b)	5,000	4,968
Dexia Delaware LLC, 0.25% (c), 8/6/09	5,000	5,000
Eli Lilly & Co., 0.76% (c), 10/2/09 (b)	20,000	19,974
Honeywell International, Inc.
0.66% (c), 10/27/09 (b)	4,000	3,994
0.71% (c), 7/1/10 (b)	4,000	3,974
Johnson & Johnson, 0.49% (c), 9/18/09 (b)	3,000	2,998
Pfizer, Inc., 0.55% (c), 2/9/10 (b)	4,700	4,686
Societe Generale, 0.25% (c), 9/10/09	5,000	4,998

Total Commercial Paper (Amortized Cost $55,592)		55,592

Corporate Bonds (21.8%)
AFCO, Inc., 0.69% (a), 1/28/10 (b)	20,000	20,000
Bear Stearns Cos. LLC, Series B, 0.97% (a), 5/18/10, MTN	5,000	4,991
BellSouth Corp., 4.23%, 4/26/10 (b)	4,000	4,071
Credit Suisse First Boston USA, Inc., Series 2, 0.36% (a), 11/20/09	9,000	8,877
GlaxoSmithKline Capital, Inc., 1.55% (a), 5/13/10	4,000	4,023
Goldman Sachs Group, Inc., Series B, 0.93% (a), 11/16/09, MTN	5,000	4,910
Gryphon Funding Ltd., 8/5/10 (d)(e)(f)(h)	3,748	1,986
Gulf Power Co., Series 09-A, 0.70% (a), 6/28/10	2,500	2,500
Hewlett-Packard Co., 0.69% (a), 6/15/10	5,000	5,006
IBM International Group Capital LLC, 0.88% (a), 6/25/10 (b)	4,000	4,000
Morgan Stanley
Series F
0.60% (a), 1/15/10, MTN	4,800	4,731
0.79% (a), 1/15/10	4,250	4,134
Series F
3.01% (a), 5/14/10, MTN	2,500	2,472
National Rural Utilities Cooperative Finance Corp., 0.61% (a), 10/9/09, MTN	4,000	3,997
Royal Bank of Scotland PLC, 2.09% (a), 1/12/10 (b)	25,000	25,000
Sabri Arac, Series 2005, 0.40% (a), 10/1/35	2,200	2,200
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (d)(e)(f)(g)	1,940	—
UBS AG Stamford, CT, 1.87% (a), 1/13/10, MTN	17,000	17,000
Wachovia Corp., Series G
0.37% (a), 7/26/10, MTN	1,900	1,877
0.57% (a), 7/26/10, MTN	1,400	1,387

Total Corporate Bonds (Amortized Cost $124,594)		123,162

Municipal Bonds (16.3%)
California State Department of Water Resources Supply Revenue
Series C-1
0.55% (a), 5/1/22, LOC Dexia Credit Local	7,000	7,000
Series C-5
0.65% (a), 5/1/22, LOC Dexia Credit Local	4,000	4,000
California Statewide Communities Development Authority Revenue, Redlands Community Hospital, Series B, 0.28% (a), 4/1/29, LOC JP Morgan Chase Bank	3,000	3,000
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.60% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
District of Columbia, Series D, 0.65% (a), 6/1/31, LOC Dexia Credit Local	8,000	8,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*

Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	$4,000	$4,001
LoanStar Assets Partners LP Student Loan Revenue, Series A
0.50% (a), 2/1/40, LOC State Street B&T Co.	12,500	12,500
0.50% (a), 2/1/41, LOC State Street B&T Co.	12,000	12,000
Mississippi Business Finance Corp., IDR, Cellular South, Inc., 0.60% (a), 4/1/22, LOC Bank of America N.A.	3,900	3,900
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.38% (a), 6/1/42, LOC Citibank N.A., AMT	5,000	5,000
Rhode Island Student Loan Authority Revenue, Series C-2, 0.90% (a), 7/1/48, LOC Dexia Credit Local, AMT	10,500	10,500
San Jose Financing Authority Revenue, Series F, 0.38% (a), 6/1/34, LOC Bank of America N.A.	4,000	4,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.60% (a), 4/1/24, LOC Bank of America N.A., AMT	3,400	3,400

Total Municipal Bonds (Amortized Cost $92,301)		92,301

U.S. Government Agency Securities (27.7%)
Federal Farm Credit Bank
0.40% (a), 6/1/10	45,000	45,000
Series 1
0.36% (a), 12/21/09	16,000	15,996
Federal Home Loan Bank
0.47% (a), 4/28/10	15,000	15,003
0.60%, 7/26/10	21,000	20,985
0.70%, 5/13/10	10,000	10,000
0.72%, 6/28/10, Callable 12/10/09 @ 100	8,000	8,000
Series 1
0.88% (a), 8/5/09	5,000	5,000
Federal National Mortgage Assoc.
0.40% (a), 7/13/10	7,000	6,998
0.41% (a), 9/3/09	30,000	30,000

Total U.S. Government Agency Securities (Amortized Cost $156,982)		156,982

Repurchase Agreements (9.1%)
Goldman Sachs Group, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $51,601, collateralized by U.S. Government Securities, 6.00%, 5/1/37, market value $52,632)	51,600	51,600

Total Repurchase Agreements (Amortized Cost $51,600)		51,600

U.S. Treasury Obligations (8.8%)
U.S. Treasury Bills
0.18% (c), 10/1/09	10,000	9,997
0.31% (c), 11/19/09	10,000	9,991
0.50% (c), 4/1/10	25,000	24,916
0.59% (c), 4/8/10	5,000	4,979

Total U.S. Treasury Obligations (Amortized Cost $49,883)		49,883

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp. an affiliate of the Adviser expires November 6, 2009 (See Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $565,718) — 99.7%		564,284

Other assets in excess of liabilities — 0.3%		1,664

NET ASSETS — 100.0%		$565,948

*	Value represents amortized cost except for security notes with footnote (e).

(a)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/09.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

See notes to schedules of investments.

(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

	Acquisition	Acquisition	Principal	Fair	Percentage of
Security	Date	Cost	Amount	Value	Net Assets
Gryphon Funding Ltd., 8/5/10	7/17/2008	$1,479	$3,748	$1,986	5.1%

SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/2006	1,939	1,940	—	—

(e)		Security is issued by a structured investment vehicle.

(f)

Security is covered by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is fair valued in accordance with procedures adopted by the Board of Trustees and represents 5.1% of net assets as of 7/31/09.

(g)		Security is in default.

(h)		Non-income producing security.

AMT	—	Subject to alternative minimum tax

BAN	—	Bond Anticipation Note

GO	—	General Obligation

IDR	—	Industrial Development Revenue

LLC	—	Limited Liability Co.

LOC	—	Letter of Credit

LP	—	Limited Partnership

MTN	—	Medium Term Note

PLC	—	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Government National Mortgage Association (87.2%)
Multi-family (9.2%):
Collateralized Mortgage Obligations (4.2%):
Government National Mortgage Assoc.
Series 2003-108, Class BH
7.50%, 2/16/34	$3,671	$4,005
Series 2003-36, Class B
7.50%, 2/16/31	114	114
Series 2003-47, Class B
8.00%, 10/16/27	2,518	2,684
Series 2003-59, Class B
7.50%, 7/16/18	745	748
Series 2003-87, Class BH
7.50%, 8/16/32	5,771	6,328
		13,879
Pass-throughs (5.0%):
Government National Mortgage Assoc.
7.88%, 7/15/21 – 7/15/27	4,136	4,515
7.92%, 7/15/23	655	696
8.00%, 7/15/24 – 8/15/31	3,932	4,118
7.95%, 4/15/25	372	391
8.25%, 4/15/27 – 9/15/30	655	683
8.60%, 5/15/27	526	535
7.75%, 6/15/30 – 11/15/38	3,052	3,273
8.13%, 6/15/41	1,929	2,029
		16,240
		30,119
Single Family (78.0%):
Collateralized Mortgage Obligations (6.4%):
Government National Mortgage Assoc.
Series 1995-4, Class CQ
8.00%, 6/20/25	8	9
Series 1997-2, Class E
7.50%, 2/20/27	39	43
Series 1999-1, Class Z
6.50%, 1/20/29	4,073	4,387
Series 1999-32, Class ZB
8.00%, 9/16/29	6,502	7,075
Series 1999-41, Class Z
8.00%, 11/16/29	683	743
Series 1999-9, Class C
7.00%, 3/16/29	2,856	3,143
Series 2000-1, Class PK
8.00%, 1/16/30	172	187
Series 2000-21, Class Z
9.00%, 3/16/30	990	1,121
Series 2000-37, Class B
8.00%, 12/20/30	102	110
Series 2001-25, Class PE
7.00%, 5/20/31	3,596	3,872
Series 2005-72, Class H
11.50%, 11/16/17	504	571
		21,261
Pass-throughs (71.6%):
Government National Mortgage Assoc.
9.50%, 12/15/09 – 12/15/21	4,062	4,518
7.50%, 8/15/10 – 2/15/35	65,315	72,881
10.00%, 5/15/12 – 2/15/26	34,236	38,206
8.50%, 3/15/15 – 2/15/32	12,783	14,321
11.00%, 11/15/15 – 12/15/15	10	11

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

7.00%, 4/15/16 – 4/15/35	$12,670	$13,821
9.00%, 7/20/16 – 6/20/30	5,894	6,601
8.75%, 3/20/17	23	25
8.00%, 4/15/17 – 12/15/35	64,299	73,145
10.50%, 4/15/18 – 12/15/20	152	170
8.85%, 5/15/18 – 12/15/18	743	822
8.15%, 3/15/19 – 12/15/19	75	83
11.50%, 4/15/19 – 9/15/20	830	877
8.25%, 4/20/20 – 1/15/30	160	179
7.95%, 7/20/20	373	411
7.75%, 8/20/20 – 1/20/21	376	419
8.38%, 10/15/20	1,244	1,378
7.65%, 10/20/21 – 7/20/22	399	443
7.29%, 12/20/21 – 11/20/22	438	483
7.60%, 2/20/22	170	188
7.89%, 10/20/22	979	1,084
6.50%, 12/15/23 – 12/20/32	4,772	5,150
		235,216
		256,477

Total Government National Mortgage Association (Cost $281,693)		286,596

U.S. Treasury Obligations (11.8%)
U.S. Treasury Bills, 0.25% (a), 11/5/09	9,825	9,820
U.S. Treasury Bonds, 11.25%, 2/15/15	20,100	28,917

Total U.S. Treasury Obligations (Cost $37,319)		38,737

Money Market Fund (0.1%)
Federated U.S. Treasury Cash Reserve Fund, 0.01% (b)	477,985	478

Total Money Market Funds (Cost $478)		478

Total Investments (Cost $319,490) – 99.1%		325,811

Other assets in excess of liabilities – 0.9%		2,820

NET ASSETS – 100.0%		$328,631

(a)	Rate represents the effective yield at purchase.

(b)	Rate disclosed is the daily yield on 7/31/09.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Government Reserves Fund	July 31, 2009
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value

Commercial Paper (5.8%)
Bank of America Corp., 0.72%, 8/28/09	$20,000	$20,000
Citigroup Funding, Inc., 0.24% (a), 8/20/09	30,000	29,996

Total Commercial Paper (Amortized Cost $49,996)		49,996

U.S. Government Agency Securities (88.2%)
Federal Farm Credit Bank
0.19% (b), 8/7/09	15,000	15,000
0.66% (a), 1/5/10	15,000	14,957
0.69% (b), 2/17/10	75,000	75,000
0.94% (b), 3/17/10	50,000	50,000
0.40% (b), 6/1/10	50,000	50,000
0.76% (b), 2/17/11	75,000	74,988
Series 1
0.36% (b), 12/21/09	34,000	33,992
Federal Home Loan Bank
0.15% (a), 8/3/09	76,455	76,455
0.17% (a), 8/6/09 – 8/17/09	30,000	29,999
0.18% (a), 8/7/09	25,000	24,999
1.29% (b), 11/20/09	10,000	10,000
0.98% (a), 2/1/10	60,000	59,706
0.47% (b), 4/28/10	25,000	25,005
0.50% (b), 5/5/10, Callable 11/5/09 @ 100	7,000	7,001
0.70%, 5/13/10	10,000	10,000
0.72%, 6/28/10, Callable 12/10/09 @ 100	10,000	10,000
0.60%, 7/26/10	35,000	34,974
Series 1
0.88% (b), 8/5/09	40,000	40,002
0.71% (a), 12/7/09	10,000	9,975
0.64% (b), 1/22/10	50,000	49,993
Series 3
0.74% (b), 8/4/10	25,000	25,000
Federal Home Loan Mortgage Corp., 4.88%, 2/9/10	15,000	15,351
Federal National Mortgage Assoc., 0.40% (b), 7/13/10	10,000	9,996

Total U.S. Government Agency Securities (Amortized Cost $752,393)		752,393

U.S. Treasury Obligations (5.9%)
U.S. Treasury Bills
0.18% (a), 10/1/09	20,000	19,994
0.19% (a), 10/29/09	12,000	11,994
0.59% (a), 4/8/10	10,000	9,959
U.S. Treasury Notes, 2.38%, 8/31/10	8,000	8,157

Total U.S. Treasury Obligations (Amortized Cost $50,104)		50,104

Total Investments (Amortized Cost $852,493) (c) — 99.9%		852,493

Other assets in excess of liabilities — 0.1%		668

NET ASSETS — 100.0%		$853,161

(a)	Rate represents the effective yield at purchase.

(b)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/09.

(c)	Represents cost for financial reporting and federal income tax purposes.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Institutional Money Market Fund	July 31, 2009
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*

Certificates of Deposit (6.3%)
Abbey National Treasury Services PLC, Series 1, 0.68% (a), 7/12/10	$14,000	$14,000
Bank of America N.A., 0.80% (a), 12/3/09 (b)	15,000	15,000
Barclays Bank PLC NY, 2.02% (a), 1/11/10	70,000	70,000
Deutsche Bank NY, 0.67% (a), 10/1/09	13,800	13,801
Wachovia Mortgage Federal Savings Bank, 4.13%, 12/15/09	8,100	8,002

Total Certificates of Deposit (Amortized Cost $97,974)		120,803

Commercial Paper (8.8%)
Citigroup Funding, Inc., 0.30% (c), 8/10/09	15,000	14,999
Coca-Cola Co., 0.76% (c), 6/2/10 (b)	14,000	13,911
Dexia Delaware LLC, 0.25% (c), 8/6/09	15,000	14,999
Eli Lilly & Co., 0.76% (c), 10/2/09 (b)	39,000	38,950
Emerson Electric Co., 0.20% (c), 8/3/09	23,929	23,929
Honeywell International, Inc.
0.66% (c), 10/27/09 (b)	12,000	11,981
0.71% (c), 7/1/10 (b)	14,000	13,909
Johnson & Johnson, 0.49% (c), 9/18/09 (b)	6,000	5,996
Pfizer, Inc., 0.55% (c), 2/9/10 (b)	14,000	13,959
Societe Generale, 0.25% (c), 9/10/09	15,000	14,996

Total Commercial Paper (Amortized Cost $167,629)		167,629

Corporate Bonds (19.7%)
AFCO, Inc., 0.69% (a), 1/28/10 (b)	75,000	75,000
Bear Stearns Cos. LLC, Series B, 0.97% (a), 5/18/10, MTN	14,000	13,975
BellSouth Corp., 4.23%, 4/26/10 (b)	11,000	11,196
Credit Suisse First Boston USA, Inc., Series 2, 0.36% (a), 11/20/09	17,000	16,767
GlaxoSmithKline Capital, Inc., 1.55% (a), 5/13/10	12,000	12,070
Goldman Sachs Group, Inc., 0.70% (a), 6/28/10, MTN	16,000	15,897
Gryphon Funding Ltd., 8/5/10 (d)(e)(f)(g)	11,244	5,959
Gulf Power Co., Series 09-A, 0.70% (a), 6/28/10	7,000	7,000
Hewlett-Packard Co., 0.69% (a), 6/15/10	15,000	15,018
IBM International Group Capital LLC, 0.88% (a), 6/25/10 (b)	11,000	11,000
Morgan Stanley
Series F
0.60% (a), 1/15/10, MTN	14,100	13,895
0.79% (a), 1/15/10	12,500	12,160
3.01% (a), 5/14/10, MTN	5,900	5,834
National Rural Utilities Cooperative Finance Corp., 0.61% (a), 10/9/09, MTN	10,000	9,992
Royal Bank of Scotland PLC, 2.09% (a), 1/12/10 (b)	70,000	70,000
Sabri Arac, Series 2005, 0.40% (a), 10/1/35	6,000	6,000
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (e)(f)(g)(h)	5,821	—
UBS AG Stamford, CT, 1.87% (a), 1/13/10, MTN	65,000	65,000
Wachovia Corp., Series G
0.37% (a), 7/26/10, MTN	6,000	5,927
0.57% (a), 7/26/10, MTN	4,000	3,961

Total Corporate Bonds (Amortized Cost $403,780)		376,651

Municipal Bonds (14.3%)
California State Department of Water Resources Supply Revenue
Series C-1
0.55% (a), 5/1/22, LOC Dexia Credit Local	20,575	20,575
Series C-5
0.65% (a), 5/1/22, LOC Dexia Credit Local	14,000	14,000
California Statewide Communities Development Authority Revenue, Redlands Community Hospital, Series B, 0.28% (a), 4/1/29, LOC JPMorgan Chase Bank	9,000	9,000
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.60% (a), 1/1/28, LOC Bank of America N.A.	28,000	28,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*

District of Columbia, Series D, 0.65% (a), 6/1/31, LOC Dexia Credit Local	$24,900	$24,900
Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	10,000	10,003
LoanStar Assets Partners LP Student Loan Revenue, Series A
0.50% (a), 2/1/40, LOC State Street B&T Co.	50,000	50,000
0.50% (a), 2/1/41, LOC State Street B&T Co.	38,000	38,000
Mississippi Business Finance Corp., IDR, Cellular South, Inc., 0.60% (a), 4/1/22, LOC Bank of America N.A.	11,700	11,700
Rhode Island Student Loan Authority Revenue
Series C-2
0.90% (a), 7/1/48, LOC Dexia Credit Local, AMT	25,200	25,200
Series C-3
0.75% (a), 7/1/48, LOC Dexia Credit Local	9,900	9,900
San Jose Financing Authority Revenue, Series F, 0.38% (a), 6/1/34, LOC Bank of America N.A.	21,445	21,445
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.60% (a), 4/1/24, LOC Bank of America N.A., AMT	10,300	10,300

Total Municipal Bonds (Amortized Cost $273,023)		273,023

Repurchase Agreements (22.7%)
Deutsche Bank Securities, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $100,002, collateralized by U.S. Government Securities, 3.83%-7.00%, 4/1/22-7/1/39, market value $102,000)	100,000	100,000
Goldman Sachs Group, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $134,602, collateralized by U.S. Government Securities, 4.00%-7.50%, 9/15/18-7/15/39, market value $137,292)	134,600	134,600
RBS Securities, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $200,003, collateralized by U.S. Government Securities, 1.75%-6.50%, 2/15/10-6/30/11, market value $204,003)	200,000	200,000

Total Repurchase Agreements (Amortized Cost $434,600)		434,600

U.S. Government Agency Securities (20.3%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	90,000	90,000
Federal Home Loan Bank
0.47% (a), 4/28/10	35,000	35,006
0.70%, 5/13/10	70,000	70,000
0.72%, 6/28/10, Callable 12/10/09 @ 100	17,000	17,000
0.60%, 7/26/10	40,000	39,970
Series 1
0.88% (a), 8/5/09	15,000	15,000
Federal National Mortgage Assoc.
0.41% (a), 9/3/09	100,000	100,000
0.40% (a), 7/13/10	20,000	19,993

Total U.S. Government Agency Securities (Amortized Cost $386,969)		386,969

U.S. Treasury Obligations (7.6%)
U.S. Treasury Bills
0.18% (c), 10/1/09	30,000	29,991
0.31% (c), 11/19/09	15,000	14,986
0.50% (c), 4/1/10	35,000	34,882
0.59% (c), 4/8/10	30,268	30,144

See notes to schedules of investments.

Security Description	Principal Amount	Value*

U.S. Treasury Notes, 2.38%, 8/31/10	$35,000	$35,685

Total U.S. Treasury Obligations (Amortized Cost $145,688)		145,688

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires November 6, 2009 (See Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $1,909,663) — 99.7%		1,905,363

Other assets in excess of liabilities — 0.3%		5,927

NET ASSETS — 100.0%		$1,911,290

*		Value represents amortized cost except for security notes with footnote (e).

(a)		Variable or Floating Rate Security. Rate disclosed as of 7/31/09.

(b)

Rule 144A or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)		Rate represents the effective yield at purchase.

(d)		Non-income producing security.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

			Acquisition	Acquisition	Principal	Fair	Percent of
		Security	Date	Cost	Amount	Value	Net Assets
		Gryphon Funding Ltd., 8/5/10	7/17/08	$4,438	$11,244	$5,959	0.3%
		SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	5,817	5,821	—	—

(f)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 0.3% of net assets as of 7/31/09.

(g)		Security is issued by a structured investment vehicle.

(h)		Security is in default.

AMT	—	Subject to alternative minimum tax

BAN	—	Bond Anticipation Note

GO	—	General Obligation

IDR	—	Industrial Development Revenue

LLC	—	Limited Liability Co.

LOC	—	Letter of Credit

LP	—	Limited Partnership

MTN	—	Medium Term Note

PLC	—	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value (a)

Common Stocks (89.9%)
Australia (1.9%):
Mining (1.4%):
Rio Tinto Ltd. (	13,869	$697

Retail-Food (0.5%):
Woolworths Ltd.	10,962	251
		948
Belgium (2.3%):
Beverages (2.3%):
Anheuser-Busch InBev NV	29,734	1,182

Bermuda (0.8%):
Commercial Services (0.8%):
Jardine Matheson Holdings Ltd.	13,200	381

Brazil (4.9%):
Banks (0.9%):
Banco Bradesco SA, Sponsored ADR	28,282	446

Minerals (0.9%):
Vale SA, Sponsored ADR	23,849	471

Oil & Gas Exploration-Production & Services (2.6%):
Petroleo Brasileiro SA, ADR	31,349	1,293

Steel (0.5%):
Usinas Siderurgicas de Minas Gerais SA, Class A	10,800	256
		2,466
Canada (2.2%):
Oil & Gas (2.2%):
Canadian Natural Resources Ltd.	18,700	1,124

Cayman Islands (1.0%):
Internet (0.5%):
NetEase.com, Inc., ADR	6,152	271

Metals (0.5%):
China Zhongwang Holdings Ltd.	181,600	243
		514
China (2.0%):
Auto Parts & Equipment (0.7%):
Dongfeng Motor Group Co. Ltd., Class H	342,000	362

Banks (1.3%):
Bank of Communications Ltd., Class H	216,000	264
China Construction Bank Corp., Class H	510,000	409
		673
		1,035
Colombia (0.4%):
Banks (0.4%):
Bancolombia SA, Sponsored ADR	6,753	217

Denmark (1.7%):
Beverages (0.5%):
Carlsberg A/S, Class B	3,625	251

Pharmaceuticals (1.2%):
Novo Nordisk A/S, Class B	10,389	607
		858
Finland (2.0%):
Electric Integrated (0.6%):
Fortum Oyj	13,758	320

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)

Machine-Diversified (1.4%):
Metso Corp.	33,967	$715
		1,035
France (3.3%):
Banks (1.8%):
BNP Paribas	12,311	896

Building Materials (1.0%):
Lafarge SA	7,255	524

Power (0.5%):
Schneider Electric SA	2,863	260
		1,680
Germany (3.8%):
Automotive (1.0%):
Bayerische Motoren Werke AG	11,183	514

Chemicals (2.1%):
BASF SE	13,388	670
Bayer AG	6,308	386
		1,056
Insurance (0.7%):
Muenchener Rueckversicherungs-Gesellschaft AG	2,295	347
		1,917
Greece (0.8%):
Banks (0.8%):
National Bank of Greece SA	13,739	401

Hong Kong (0.5%):
Telecommunications-Cellular (0.5%):
China Mobile Ltd.	23,000	240

India (0.8%):
Banks (0.8%):
Punjab National Bank Ltd.	27,685	398

Ireland (Republic of) (1.0%):
Building Materials (1.0%):
CRH PLC	21,149	504

Israel (2.1%):
Pharmaceuticals (2.1%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	19,654	1,048

Italy (3.4%):
Banks (1.5%):
UniCredit SpA	261,458	770

Financial Services (0.7%):
Intesa Sanpaolo	101,431	378

Oil Companies-Integrated (0.7%):
Eni SpA	14,891	348

Wire & Cable Products (0.5%):
Prysmian SpA	14,626	251
		1,747
Japan (14.5%):
Auto Parts & Equipment (1.7%):
Mazda Motor Corp.	175,000	461
USS Co. Ltd.	6,100	383
		844
Automotive (1.7%):
Honda Motor Co. Ltd.	25,900	833

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)

Electrical Components & Equipment (1.3%):
Makita Corp.	16,100	$402
Mitsubishi Electric Corp.	32,000	234
		636
Financial Services (2.1%):
Mitsubishi UFJ Financial Group, Inc.	178,700	1,065

Machinery-Construction & Mining (0.3%):
Komatsu Ltd.	10,300	169

Manufacturing-Diversified (1.1%):
Mitsubishi Corp.	29,000	577

Metal Fabrication (1.1%):
NSK Ltd.	42,000	227
NTN Corp.	83,000	337
		564
Office Equipment & Supplies (1.6%):
CANON, Inc.	21,500	806

Steel (2.9%):
JFE Holdings, Inc.	36,700	1,485

Transportation (0.7%):
Mitsui O.S.K. Lines Ltd.	59,000	358
		7,337
Jersey (0.3%):
Oilfield Services & Equipment (0.3%):
Petrofac Ltd.	10,783	135

Netherlands (1.2%):
Retail-Food (0.4%):
Koninklijke Ahold NV	17,689	201

Telecommunications (0.8%):
Koninklijke (Royal) KPN NV	26,137	393
		594
Norway (0.8%):
Oil Companies-Integrated (0.8%):
StatoilHydro ASA	19,050	407

Russian Federation (0.9%):
Oil Companies-Integrated (0.9%):
LUKOIL Oil Co., Sponsored ADR	9,000	449

Singapore (1.8%):
Banks (0.7%):
United Overseas Bank Ltd.	29,000	356

Manufacturing-Diversified (0.6%):
Keppel Corp. Ltd.	48,000	279

Shipbuilding (0.5%):
SembCorp Marine Ltd.	120,000	261
		896
Spain (3.4%):
Banks (1.3%):
Banco Santander SA	45,849	663

Telecommunications (2.1%):
Telefonica SA	42,638	1,063
		1,726
Sweden (0.6%):
Machinery-Construction & Mining (0.6%):
Atlas Copco AB	31,063	329

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)

Switzerland (13.8%):
Chemicals (2.1%):
Lonza Group AG	7,314	$726
Syngenta AG	1,459	338
		1,064
Engineering (1.7%):
ABB Ltd.	47,080	859

Financial Services (2.8%):
Credit Suisse Group AG	11,059	523
Zurich Financial Services AG	4,472	879
		1,402
Food Processing & Packaging (2.3%):
Nestle SA	28,472	1,172

Insurance (0.5%):
Swiss Re	6,315	245

Pharmaceuticals (4.4%):
Roche Holding AG	14,186	2,237
		6,979
United Arab Emirates (0.7%):
Banks (0.3%):
Emirates NBD PJSC	132,942	118

Transportation Services (0.4%):
DP World Ltd.	606,274	218
		336
United Kingdom (17.0%):
Banks (2.3%):
Barclays PLC	125,347	636
Standard Chartered PLC	23,690	562
		1,198
Commercial Services (1.8%):
AMEC PLC	50,231	591
Babcock International Group PLC	38,955	306
		897
Financial Services (4.1%):
HSBC Holdings PLC	170,360	1,721
Man Group PLC	80,260	371
		2,092
Food Service (0.7%):
Compass Group PLC	64,197	345

Human Resources (1.2%):
Hays PLC	381,452	607

Minerals (1.6%):
BHP Billiton PLC	30,397	792

Oil Companies-Integrated (2.5%):
BP PLC	86,401	719
Royal Dutch Shell PLC	20,796	546
		1,265
Restaurants (0.6%):
Whitbread PLC	22,316	322

Retail-Department Stores (1.0%):
Marks & Spencer Group PLC	89,965	518

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)

Software (1.2%):
Autonomy Corp. PLC	30,414	$595
		8,631

Total Common Stocks (Cost $37,541)		45,514

Exchange Traded Funds (5.8%)
Japan (3.9%):
Nikkei 225	18,049	1,981

United States (1.9%):
iShares MSCI Japan Index Fund	98,910	976

Total Exchange Traded Funds (Cost $2,642)		2,957

Cash Equivalents (3.8%)
United States (3.8%):
Citibank Money Market Deposit Account , 0.10% (c)	1,937,052	1,937

Total Cash Equivalents (Cost $1,937)		1,937

Total Investments (Cost $42,120) — 99.5%		50,408

Other assets in excess of liabilities — 0.5%		254

NET ASSETS — 100.0%		$50,662

(a)		All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at July 31, 2009.

(b)		Rate disclosed is the daily yield on 7/31/09.

(c)		Rate periodically changes. Rate disclosed is the daily yield on 7/31/09.

ADR	—	American Depositary Receipt

PLC	—	Public Liability Co.

At July 31, 2009, the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation

Short:
Euro	8/3/09	(86)	$(121)	$(123)	$(2)
Euro	8/4/09	(157)	(220)	(224)	(4)
Swiss Franc	8/4/09	(80)	(73)	(74)	(1)

Total Short Contracts			$(414)	$(421)	$(7)

Long:
Euro	8/3/09	89	$125	$126	$1
Euro	8/4/09	53	75	76	1

Total Long Contracts			$200	$202	$2

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value (a)

Common Stocks (93.7%)
Australia (2.5%):
Mining (1.7%):
Rio Tinto Ltd.	17,226	$865

Retail-Food (0.8%):
Woolworths Ltd.	16,852	386
		1,251
Belgium (3.3%):
Beverages (3.3%):
Anheuser-Busch InBev NV	41,285	1,641

Brazil (6.2%):
Banks (1.4%):
Banco Bradesco SA, Sponsored ADR	45,994	725

Minerals (1.5%):
Vale SA, Sponsored ADR	38,322	756

Oil & Gas Exploration-Production & Services (3.3%):
Petroleo Brasileiro SA, ADR	39,520	1,630
		3,111
Canada (3.6%):
Oil & Gas (3.6%):
Canadian Natural Resources Ltd.	30,300	1,822

Cayman Islands (1.5%):
Internet (0.5%):
NetEase.com, Inc., ADR (b)	6,120	270

Metals (1.0%):
China Zhongwang Holdings Ltd. (b)	360,400	481
		751
China (1.5%):
Auto Parts & Equipment (0.8%):
Dongfeng Motor Group Co. Ltd., Class H	388,000	411

Banks (0.7%):
Bank of Communications Ltd., Class H	295,000	361
		772
Denmark (1.4%):
Pharmaceuticals (1.4%):
Novo Nordisk A/S, Class B	11,767	687

Finland (1.8%):
Machine-Diversified (1.8%):
Metso Corp.	43,479	915

France (5.2%):
Banks (2.6%):
BNP Paribas	17,949	1,306

Building Materials (1.8%):
Lafarge SA	12,882	930

Power (0.8%):
Schneider Electric SA	4,262	387
		2,623
Germany (5.3%):
Automotive (1.8%):
Bayerische Motoren Werke AG	19,044	875

Chemicals (3.5%):
BASF SE	21,119	1,057

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)

Bayer AG	11,536	$706
		1,763
		2,638
Hong Kong (0.7%):
Telecommunications-Cellular (0.7%):
China Mobile Ltd.	35,000	365

India (1.3%):
Banks (1.3%):
Punjab National Bank Ltd.	46,744	672

Ireland (Republic of) (1.4%):
Building Materials (1.4%):
CRH PLC	29,236	697

Israel (2.7%):
Pharmaceuticals (2.7%):
Teva Pharmaceutical Industries Ltd., Sponsored ADR	25,462	1,358

Italy (2.7%):
Banks (2.0%):
UniCredit SpA (b)	338,078	996

Wire & Cable Products (0.7%):
Prysmian SpA	22,023	379
		1,375
Japan (15.4%):
Auto Parts & Equipment (3.2%):
Mazda Motor Corp.	305,000	804
USS Co. Ltd.	12,370	776
		1,580
Electrical Components & Equipment (1.4%):
Makita Corp.	28,700	717

Machinery-Construction & Mining (0.5%):
Komatsu Ltd.	14,900	245

Manufacturing-Diversified (1.5%):
Mitsubishi Corp.	38,700	770

Metal Fabrication (1.8%):
NTN Corp.	220,000	894

Office Equipment & Supplies (1.9%):
CANON, Inc.	26,000	974

Steel (3.6%):
JFE Holdings, Inc.	44,500	1,801

Transportation (1.5%):
Mitsui O.S.K. Lines Ltd.	120,000	729
		7,710
Norway (1.2%):
Oil Companies-Integrated (1.2%):
StatoilHydro ASA	27,900	596

Russian Federation (0.9%):
Oil Companies-Integrated (0.9%):
LUKOIL Oil Co., Sponsored ADR	8,950	447

Singapore (1.1%):
Shipbuilding (1.1%):
SembCorp Marine Ltd.	242,000	526

Spain (1.3%):
Banks (1.3%):
Banco Santander SA	45,402	657

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)

Switzerland (16.2%):
Chemicals (3.2%):
Lonza Group AG	9,656	$958
Syngenta AG	2,825	654
		1,612
Engineering (2.5%):
ABB Ltd.	70,359	1,284

Financial Services (3.0%):
Credit Suisse Group AG	14,404	681
Zurich Financial Services AG	4,227	831
		1,512
Food Processing & Packaging (3.0%):
Nestle SA	36,094	1,486

Pharmaceuticals (4.5%):
Roche Holding AG	14,208	2,241
		8,135
United Kingdom (16.5%):
Banks (3.6%):
Barclays PLC	151,287	767
Standard Chartered PLC	43,939	1,042
		1,809
Commercial Services (1.5%):
AMEC PLC	63,395	746

Financial Services (4.7%):
HSBC Holdings PLC	184,685	1,866
Man Group PLC	105,114	485
		2,351
Food Service (0.9%):
Compass Group PLC	84,085	451
		451
Human Resources (1.8%):
Hays PLC	572,723	911

Minerals (1.5%):
BHP Billiton PLC	28,760	750

Retail-Department Stores (1.0%):
Marks & Spencer Group PLC	87,802	505

Software (1.5%):
Autonomy Corp. PLC (b)	40,212	787
		8,310

Total Common Stocks (Cost $38,860)		47,059

Exchange Traded Funds (3.8%)
Japan (3.8%):
Nikkei 225	17,444	1,915

Total Exchange Traded Funds (Cost $1,698)		1,915

Cash Equivalents (1.7%)
United States (1.7%):
Citibank Money Market Deposit Account, 0.10% (c)	868,178	868

See notes to schedules of investments.

Total Cash Equivalents (Cost $868)	868

Total Investments (Cost $41,426) — 99.2%	49,842

Other assets in excess of liabilities — 0.8%	407

NET ASSETS — 100.0%	$50,249

(a)		All securities, except those traded on United States (e.g. ADRs) or Canadian exchanges, were fair valued at July 31, 2009.

(b)		Non-income producing security.

(c)		Rate disclosed is the daily yield on 7/31/09.

ADR	—	American Depositary Receipt

PLC	—	Public Liability Co.

At July 31, 2009, the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount In Local Currency	Contract Value in USD	Value	Unrealized Appreciation/Depreciation

Short:
Danish Kroner	8/5/09	(1,233)	(236)	$(236)	—
Euro	8/3/09	(172)	(240)	(244)	(4)
Euro	8/4/09	(104)	(146)	(149)	(3)

Total Short Contracts			$(622)	$(629)	$(7)

Long:
Hong Kong Dollar	8/3/09	176	$248	$251	$3

Total Long Contracts			$248	$251	$3

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

	Principal
Security Description	Amount	Value

Commercial Paper (0.5%)
General Electric Co., 0.19% (a), 8/3/09	$162	$162

Total Commercial Paper (Cost $162)		162

Convertible Corporate Bonds (79.0%)
Audio & Video Products (1.5%):
Dominion Resources, Inc., Convertible Subordinated Notes, Series C, 2.13%, 12/15/23 (b)	400	439

Banks (3.9%):
National City Corp., Convertible Subordinated Notes, 4.00%, 2/1/11	460	456
U.S. Bancorp, Convertible Subordinated Notes, 0.00% (c), 12/11/35 (f)	770	728
		1,184
Beverages (0.8%):
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	225	248

Building-Residential & Commercial (1.9%):
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24	300	569

Casino Services (1.3%):
International Game Technology, Convertible Subordinated Notes, 2.60%, 12/15/36 (d)	386	384

Computers & Peripherals (4.9%):
EMC Corp., Convertible Subordinated Notes
1.75%, 12/1/13 (e)	330	372
1.75%, 12/1/13	830	934
International Game Technology, 3.25%, 5/1/14 (e)	135	166
		1,472
Consumer Products (4.4%):
Hasbro, Inc., Convertible Subordinated Notes, 2.75%, 12/1/21	270	345
Johnson Controls, Inc., Convertible Subordinated Notes, 6.50%, 9/30/12	275	659
Newell Rubbermaid, Inc., Convertible Subordinated Notes, 5.50%, 3/15/14	135	224
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 3.75%, 10/15/12	95	92
		1,320
Entertainment (2.5%):
Carnival Corp., Convertible Subordinated Notes, 2.00%, 4/15/21 (f)	761	752

Financial Services (2.1%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38, Callable 8/15/13 @ 100 (e)	595	529
HCC Insurance Holdings, Inc., Convertible Subordinated Notes, 1.30%, 4/1/23, Callable 9/14/09 @ 100	100	115
		644
Health Care (8.3%):
Allergan, Inc., Convertible Subordinated Notes, 1.50%, 4/1/26, Callable 4/5/11 @ 100	420	445
Amgen, Inc., Convertible Subordinated Notes, 0.38%, 2/1/13	1,060	1,065
Medtronic, Inc., Convertible Subordinated Notes
1.63%, 4/15/13 (e)	840	810
1.63%, 4/15/13	200	193
		2,513
Machinery-Diversified (0.8%):
Ingersoll-Rand Co. Ltd., Convertible Subordinated Notes, 4.50%, 4/15/12	140	242

Manufacturing-Miscellaneous (5.9%):
3M Co., Convertible Subordinated Notes, 0.00% (c), 11/21/32 (f)	758	636
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	305	605

See notes to schedules of investments.

Security Description	Principal Amount	Value

Danaher Corp., Convertible Subordinated Notes, 0.00%, 1/22/21 (d)	$430	$388
Thermo Fisher Scientific, Inc., Convertible Subordinated Notes, 3.25%, 3/1/24 (f)	110	140
		1,769
Metals (0.5%):
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	155	158

Mining (3.2%):
Newmont Mining Corp., Convertible Subordinated Notes
3.00%, 2/15/12	35	40
1.63%, 7/15/17 (e)	850	934
		974
Oil & Gas Exploration-Production & Services (6.3%):
Nabors Industries, Inc., Convertible Subordinated Notes, 0.94%, 5/15/11	630	592
Transocean, Inc., Convertible Subordinated Notes
Series A
1.63%, 12/15/37 (f)	305	295
Series B
1.50%, 12/15/37 (f)	650	611
Series C
1.50%, 12/15/37 (f)	425	389
		1,887
Oil Marketing & Refining (0.8%):
Sunoco, Inc., Convertible Subordinated Notes, 6.75%, 6/15/12	190	229

Oilfield Services & Equipment (3.9%):
Cameron International Corp., Convertible Subordinated Notes, 2.50%, 6/15/26, Callable 6/20/11 @ 100	510	601
Schlumberger Ltd., Convertible Subordinated Notes
2.13%, 6/1/23 (e) (b)	90	132
2.13%, 6/1/23 (b)	300	439
		1,172
Pharmaceuticals (5.8%):
Alza Corp., Convertible Subordinated Notes, 1.78%, 7/28/20 (d)	612	553
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes
Series C
0.25%, 2/1/26	700	820
1.75%, 2/1/26	305	367
		1,740
Pipelines (1.2%):
CenterPoint Energy, Inc., Convertible Subordinated Notes, 6.00%, 3/15/12 (f)	373	366

Railroads (0.7%):
CSX Corp., Convertible Subordinated Notes, 0.00%, 10/30/21 (d)	140	204

Real Estate Investment Trusts (7.9%):
Health Care REIT, Inc., Convertible Subordinated Notes
4.75%, 12/1/26, Callable 12/1/11 @ 100	175	182
4.75%, 7/15/27, Callable 7/15/12 @ 100	185	190
Hospitality Properties Trust, Convertible Subordinated Notes, 3.80%, 3/15/27, Callable 3/20/12 @ 100	525	481
ProLogis Trust, Convertible Subordinated Notes, 2.25%, 4/1/37 (f)	840	708
Vornado Realty Trust, Convertible Subordinated Notes, 3.63%, 11/15/26 (f)	880	824
		2,385
Retail-Specialty Stores (1.9%):
Best Buy Co., Inc., Convertible Subordinated Notes, 2.25%, 1/15/22 (d)	575	580

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Semiconductors (3.4%):
Intel Corp., Convertible Subordinated Notes
2.95%, 12/15/35	$1,124	$981
3.25%, 8/1/39 (e)	60	60
		1,041
Software & Computer Services (0.8%):
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	245	246

Telecommunications-Services & Equipment (2.9%):
Nextel Communications, Inc., Convertible Subordinated Notes, 5.25%, 1/15/10 (f)	888	881

Transportation Services (1.4%):
GATX Corp., Convertible Subordinated Notes, 5.00%, 8/15/23	400	435

Total Convertible Corporate Bonds (Cost $23,325)		23,834

Convertible Preferred Stocks (19.8%)
Banks (2.8%):
Bank of America Corp., Series L, 7.25%	1,000	840

Consumer Products (2.2%):
Archer Daniels Midland Co., 6.25%	16,865	666

Energy (0.8%):
Chesapeake Energy Corp., 4.50%	3,526	241

Financial Services (6.8%):
Aspen Insurance Holdings Ltd., Series AHL, 5.63%	2,150	102
Newell Financial Trust I, 5.25% (f)	20,400	604
Wells Fargo & Co., Series L, Class A, 7.50%	1,611	1,353
		2,059
Pharmaceuticals (3.3%):
Schering-Plough Corp., 6.00%	4,250	991

Real Estate Investment Trusts (1.1%):
Simon Property Group, Inc., 6.00%	6,820	333

Savings & Loans (2.8%):
New York Community Capital Trust V, 6.00%	14,735	545
Sovereign Capital Trust IV, 4.38%	13,955	294
		839

Total Convertible Preferred Stocks (Cost $6,028)		5,969

Total Investments (Cost $29,515) — 99.3%		29,965

Other assets in excess of liabilities — 0.7%		213

NET ASSETS — 100.0%		$30,178

(a)	Rate represents the effective yield at purchase.

(b)	Continuously callable with 20 days notice.

(c)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/09.

(d)	Continuously callable with 15 days notice.

(e)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(f)	Continuously callable with 30 days notice.

LLC	Limited Liability Co.

REIT	Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (4.6%)
General Electric Co., 0.19% (a), 8/3/09	$2,691	$2,691

Total Commercial Paper (Amortized Cost $2,691)		2,691

Common Stocks (96.1%)
Banks (1.2%):
JPMorgan Chase & Co.	18,000	696

Biotechnology (6.0%):
Gilead Sciences, Inc. (b)	62,000	3,034
Myriad Genetics, Inc. (b)	18,000	493
		3,527
Brokerage Services (3.8%):
Charles Schwab Corp.	109,000	1,948
Thermo Fisher Scientific, Inc. (b)	6,500	294
		2,242
Chemicals (5.7%):
Monsanto Co.	24,000	2,016
Potash Corp. of Saskatchewan, Inc.	14,500	1,349
		3,365
Computers & Peripherals (5.1%):
Apple Computer, Inc. (b)	18,675	3,051

E-Commerce & Services (3.2%):
Amazon.com, Inc. (b)	22,500	1,930

Energy-Alternative Sources (0.8%):
First Solar, Inc. (b)	3,000	463

Financial Services (8.6%):
CME Group, Inc.	3,900	1,087
Goldman Sachs Group, Inc.	11,400	1,862
Mastercard, Inc., Class A	11,000	2,134
		5,083
Internet Business Services (9.6%):
Athenahealth Inc. (b)	27,000	997
Google, Inc., Class A (b)	5,290	2,344
Juniper Networks, Inc. (b)	75,000	1,960
McAfee, Inc. (b)	8,000	357
		5,658
Medical Supplies (3.3%):
Intuitive Surgical, Inc. (b)	8,500	1,932

Oil & Gas Exploration-Production & Services (0.8%):
Petroleo Brasileiro SA, ADR	11,000	454

Oilfield Services & Equipment (2.9%):
Schlumberger Ltd.	32,000	1,712

Pharmaceuticals (11.8%):
Allergan, Inc.	23,000	1,229
Celgene Corp. (b)	50,000	2,848
Teva Pharmaceutical Industries Ltd., Sponsored ADR	54,500	2,907
		6,984
Primary Metal & Mineral Production (0.8%):
Freeport-McMoRan Copper & Gold, Inc., Class B	8,000	482

See notes to schedules of investments.

Security Description	Shares	Value

Railroads (2.9%):
Union Pacific Corp.	30,000	$1,726

Retail (3.1%):
Target Corp.	42,000	1,832

Retail-Drug Stores (3.1%):
CVS Caremark Corp.	54,800	1,835

Retail-Specialty Stores (2.5%):
Lowe’s Cos., Inc.	65,000	1,460

Schools & Educational Services (3.4%):
Apollo Group, Inc. (b)	29,000	2,002

Software & Computer Services (10.8%):
Activision Blizzard, Inc. (b)	143,000	1,637
Cognizant Technology Solutions Corp., Class A (b)	98,000	2,900
Microsoft Corp.	80,000	1,882
		6,419
Telecommunications-Services & Equipment (4.5%):
QUALCOMM, Inc.	58,000	2,680

Transportation Services (2.2%):
Expeditors International of Washington, Inc.	39,000	1,323

Total Common Stocks (Cost $45,492)		56,856

Total Investments (Cost $48,183) — 100.7%		59,547

Liabilities in excess of other assets — (0.7)%		(411)

NET ASSETS — 100.0%		$59,136

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

ADR	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Municipal Bonds (94.9%)
Alabama (3.9%):
Birmingham Waterworks Board Water Revenue, Series A
4.38%, 1/1/25, Callable 1/1/19 @ 100, Insured by Assured Guaranty	$500	$488
4.63%, 1/1/27, Callable 1/1/19 @ 100, Insured by Assured Guaranty	400	393
Jacksonville State University Revenue
3.00%, 12/1/14, Insured by Assured Guaranty	750	759
4.00%, 12/1/15, Insured by Assured Guaranty	450	474
5.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	1,000	995
Shelby County Board of Education, GO, 4.00%, 2/1/17, Insured by Assured Guaranty	1,005	1,046
		4,155
Alaska (2.4%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A
4.50%, 4/1/15, FSA	2,000	2,048
5.13%, 4/1/19, FSA	500	513
		2,561
Arizona (3.2%):
Coconino & Yavapai Counties Joint Unified School District Number 9, School Improvement Project of 2007, GO, Series C, 6.63%, 7/1/11, Insured by Assured Guaranty (a)	1,400	1,528
Game & Fish Department & Commission Beneficial Interest Certificates, Administration Building Project
4.00%, 7/1/11 (a)	270	280
4.00%, 7/1/12	540	563
4.50%, 7/1/15	200	210
Maricopa County Unified School District Number 89, Dysart School Improvements, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, FSA	500	577
Pima County Unified School District Number 20, Vail School Improvements, Series C, GO, 4.50%, 7/1/15, FSA	220	242
		3,400
California (13.4%):
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, MBIA	4,575	5,173
California Community College Financing Authority Lease Revenue, Shasta-Tehama Trinity, Series A, 5.38%, 5/1/34, Callable 5/1/19 @ 100, Insured by Assured Guaranty	425	424
Glendora Unified School District, Series B, GO, 5.13%, 8/1/31, Callable 8/1/19 @ 100, Insured by Assured Guaranty	500	509
Gold Oak Unified School District, Series A, GO
5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	268
5.40%, 8/1/29, Callable 8/1/19 @ 100, Insured by Assured Guaranty	285	299
5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	615
Hartnell Community College District, Series B, GO, 5.00%, 6/1/31, Callable 6/1/16 @ 100, FSA	860	841
Live Oak School District Certificates, 5.88%, 8/1/39, Ccallable 8/1/19 @ 100, Insured by Assured Guaranty	500	494
San Diego Unified School District, Series D, GO
4.75%, 7/1/26, Callable 7/1/15 @ 101, FSA	1,550	1,529
4.75%, 7/1/27, Callable 7/1/15 @ 101, FSA	1,000	979
Stockton Unified School District, GO, 5.00%, 8/1/31, Callable 8/1/17 @ 100, FSA	1,000	953
University of California Revenues, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, FSA	1,250	1,266
Yuba Levee Financing Authority Revenue, Levee Financing Project, Series A, 5.00%, 9/1/38, Callable 9/1/17 @ 100, Insured by Assured Guaranty	1,075	1,006
		14,356
Colorado (1.4%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, FSA	1,000	995

See notes to schedules of investments.

Security Description	Principal Amount	Value

State Springs Hospital Revenue, 4.00%, 12/15/15, FSA	$500	$517
		1,512
Florida (1.7%):
Port St. Lucie Utility Revenue, 4.50%, 9/1/25, Callable 9/1/18 @ 100, Insured by Assured Guaranty	1,875	1,819

Georgia (3.1%):
Dahlonega Downtown Development Authority Revenue, PHD LLC Project, 5.25%, 7/1/40, Callable 7/1/19 @ 100, Insured by Assured Guaranty (b)	1,250	1,198
Spalding County, GO
3.50%, 3/1/13, Insured by Assured Guaranty	1,000	1,065
4.00%, 3/1/15, Insured by Assured Guaranty	1,000	1,082
		3,345
Illinois (4.8%):
Chicago Waterworks Revenue, 5.00%, 11/1/22, Callable 11/1/18 @ 100, FSA	1,000	1,058
State Educational Facilities Authority Revenue, Robert Morris College, 5.80%, 6/1/30, Callable 9/11/09 @ 100, MBIA	1,000	1,000
State Finance Authority Revenue, Alexian, Series A, 5.25%, 1/1/22, Callable 4/14/18 @ 100, FSA	2,000	2,069
State Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307-A, 5.25%, 6/1/26, Callable 6/1/18 @ 100, Insured by Assured Guaranty (a)	1,000	1,044
		5,171
Indiana (3.9%):
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage
4.50%, 1/15/17, FSA	250	273
4.50%, 7/15/17, FSA	250	273
Fort Wayne Economic Development Income Tax Revenue, 5.00%, 12/1/28, Callable 6/1/19 @ 100, Insured by Assured Guaranty	500	501
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty (b)	2,000	1,977
State Health & Educational Facilities Finance Authority Revenue, St. Francis, Series E, 5.25%, 5/15/41, Callable 5/1/18 @ 100, FSA	1,250	1,175
		4,199
Maine (1.4%):
Westbrook, GO
5.75%, 10/1/19, Callable 10/1/10 @ 101, AMBAC	715	749
5.75%, 10/1/20, Callable 10/1/10 @ 101, AMBAC (a)	730	764
		1,513
Massachusetts (5.3%):
Pittsfield, GO, 5.50%, 4/15/15, Callable 4/15/12 @ 101, MBIA	2,655	2,886
Springfield Water & Sewer Commission Revenue, Series A
5.00%, 10/15/09, Insured by Assured Guaranty	150	151
5.00%, 10/15/10, Insured by Assured Guaranty	475	499
State Health & Educational Facilities Authority Revenue, Emmanuel College, 5.00%, 7/1/10, MBIA	1,150	1,168
State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/39, Callable 7/1/19 @ 100, Insured by Assured Guaranty	1,000	1,001
		5,705
Michigan (5.6%):
Big Rapids Public School District, GO, 4.00%, 5/1/17, Q-SBLF	155	159
Ferris State University Revenue
4.75%, 10/1/24, Callable 10/1/18 @ 100, Insured by Assured Guaranty	830	846
5.25%, 10/1/38, Callable 10/1/18 @ 100, Insured by Assured Guaranty	2,000	2,013
Lanse Creuse Public Schools, School Building & Site, GO, 5.00%, 5/1/35, Callable 5/1/15 @ 100, Q-SBLF	1,800	1,774

See notes to schedules of investments.

Security Description	Principal Amount	Value

Northview Public Schools District, GO
3.50%, 5/1/10, Q-SBLF	$400	$408
4.00%, 5/1/15, Q-SBLF	250	267
State Building Authority Revenue, Facilities Project, Series 2, 5.00%, 10/15/29, Callable 10/15/13 @ 100, MBIA	325	327
West Bloomfield School District, GO, 3.63%, 5/1/17, Insured by Assured Guaranty	175	178
		5,972
Minnesota (0.4%):
Minnesotta Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	425	459

Missouri (1.7%):
Kearney Public Improvements, GO, 5.50%, 3/1/16, AMBAC	1,000	1,059
St. Louis Municipal Finance Corp. Lease Revenue, Series A, 5.00%, 2/15/18, Callable 2/15/12 @ 100, FGIC	250	275
State Health & Educational Facilities Authority Revenue, The Washington University, Series A, 5.38%, 3/15/39, Callable 3/15/18 @ 100	500	528
		1,862
New Jersey (5.6%):
New Jersey Economic Development Authority Revenue, Series Z, 5.50%, 12/15/34, Callable 12/15/18 @ 100, Insured by Assured Guaranty	500	524
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty (a)	1,300	1,360
State Educational Facilities Authority Revenue, Kean University, Series A, 5.50%, 9/1/36, Callable 9/1/19 @ 100, AGC-ICC	2,300	2,398
State Educational Facilities Authority Revenue, William Paterson University, Series C, 5.00%, 7/1/38, Callable 7/1/18 @ 100, Insured by Assured Guaranty	1,000	1,015
State Health Care Facilities Financing Authority Revenue, Atlanticare Regional Medical Center
4.00%, 7/1/10	290	294
4.00%, 7/1/11	400	408
		5,999
New York (1.9%):
State Dormitory Authority Revenues, Non-State Supported Debt, Health Quest Systems, Series B, 5.13%, 7/1/37, Callable 7/1/17 @ 100, Insured by Assured Guaranty	450	450
State Dormitory Authority Revenues, Non-State Supported Debt, University of Rochester, Series A, 5.00%, 7/1/23, MBIA	175	176
State Dormitory Authority Revenues, Personal Income Tax, Series B, 3.25%, 2/15/17	1,335	1,361
		1,987
North Carolina (1.6%):
East Carolina University Revenue, Series A, 5.25%, 11/1/21, AMBAC	750	817
Gastonia Combined Utilities System Revenue, 2.00%, 5/1/14, Insured by Assured Guaranty (b)	900	888
		1,705
Ohio (11.2%):
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group (a)	2,000	2,017
Cincinnati City School District, Classroom Facilities Construction & Improvement, 5.00%, 12/1/12, FGIC	2,000	2,236
Hamilton County Sewer System Improvements Revenue, Metropolitan Sewer District, Series A, 5.75%, 12/1/25, Callable 6/1/10 @ 101, MBIA	450	474
Harrison, GO
5.45%, 12/1/10, FGIC	150	158
5.90%, 12/1/18, Callable 12/1/10 @ 100, FGIC	250	268
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	1,500	1,771
McDonald School District, GO, 6.00%, 12/1/22, Callable 12/1/10 @ 100, AMBAC	1,000	1,072

See notes to schedules of investments.

Security Description	Principal Amount	Value

Ohio State, Series A, GO, 2.25%, 9/15/12	$250	$259
State Highway Capital Improvements, Series F, GO, 5.25%, 5/1/11	1,000	1,079
University of Toledo Revenue, Series A, 3.00%, 6/1/14	2,595	2,612
		11,946
Pennsylvania (8.2%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, FSA State Aid Withholding	500	520
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, FSA	500	528
Erie School District, GO, 5.80%, 9/1/29, Callable 9/1/10 @ 100, AMBAC	250	264
Erie Water Authority Revenue, Series 2006, 5.00%, 12/1/36, Callable 12/1/19 @ 100, FSA (b)	2,375	2,337
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,181
Mountaintop Area Joint Sanitation Authority Revenue, 5.65%, 12/15/30, Callable 12/15/10 @ 100, MBIA	250	267
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East, Series B
5.50%, 11/15/24, Callable 11/15/14 @ 100	100	118
5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,170
State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania, Inc., Series A, 5.00%, 10/1/39, Callable 10/1/19 @ 100	1,000	977
State Turnpike Commission Revenue, Series B, 5.00%, 6/1/29, Callable 6/1/19 @ 100, FSA	1,440	1,441
		8,803
South Carolina (0.8%):
Spartanburg County Regional Health Services District Revenue, Series D, 4.00%, 4/15/17, Insured by Assured Guaranty	350	354
University of South Carolina Revenue, Series A, 5.75%, 6/1/30, Callable 6/1/20 @ 100, FGIC	500	522
		876
South Dakota (0.0%):
State Building Authority Revenue, 4.50%, 6/1/28, Callable 6/1/18 @ 100, FSA	25	24

Texas (11.5%):
Austin Public Improvements, GO, 5.38%, 9/1/20, Prerefunded 9/1/10 @ 100	1,300	1,367
Forney Independent School District, School Building, GO, Series A, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	926
Frisco Independent School District, School Building, GO, Series A, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,631
Hidalgo County, GO, 5.00%, 8/15/28, Callable 8/15/18 @ 100, Insured by Assured Guaranty	750	769
Humble Independent School District, GO, 3.40%, 6/15/17, PSF-GTD	650	679
League City Waterworks & Sewer System Revenue, 5.00%, 2/15/34, Callable 2/15/19 @ 100, Insured by Assured Guaranty	1,000	989
North Fort Bend Water Authority System Revenue, 5.00%, 12/15/24, Callable 12/15/19 @ 100, Insured by Assured Guaranty	5,000	5,130
North Texas Tollway Authority Revenue, First Tier, Series K-1, 5.75%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	575	600
Texas Womans University Financing System Revenue, 5.00%, 7/1/28, Callable 7/1/18 @ 100, FSA	250	255
		12,346
Washington (1.1%):
Whitman County School District Number 267, Pullman, GO, 5.63%, 12/1/17, Callable 6/1/12 @ 100, FSA	1,115	1,223

West Virginia (0.8%):
School Building Authority Excess Lottery Revenue, 4.63%, 7/1/23, Callable 7/1/18 @ 100	780	809

Total Municipal Bonds (Cost $97,383)		101,747

See notes to schedules of investments.

Security Description	Shares	Value

Investment Companies (9.6%)
BlackRock Liquidity Funds MuniFund, 0.36% (c)	1,000,000	$1,000
Fidelity Institutional Tax Exempt Fund, 0.23% (c)	9,306,502	9,307

Total Investment Companies (Cost $10,307)		10,307

Total Investments (Cost $107,690) — 104.5%		112,054

Liabilities in excess of other assets — (4.5)%		(4,834)

NET ASSETS — 100.0%		$107,220

(a)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)	Security purchased on a “when-issued” basis.

(c)	Rate disclosed is the daily yield on 7/31/09.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

FGIC	Insured by Financial Guaranty Insurance Co.

FSA	Insured by Federal Security Assurance

GO	General Obligation

LLC	Limited Liability Co.

MBIA	Insured by Municipal Bond Insurance Association

PSF-GTD	Public School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Municipal Bonds (97.2%)
General Obligations (72.6%):
County, City & Special District (14.1%):
Cincinnati, Series A
2.50%, 12/1/15	$725	$729
3.00%, 12/1/17	1,080	1,083
4.50%, 12/1/29, Callable 6/1/19 @ 100	450	447
Cleveland, 5.75%, 8/1/12, MBIA	875	973
Columbus, Series A, 5.00%, 12/15/12	5,000	5,654
Erie County, 5.50%, 10/1/20, Prerefunded 10/1/10 @ 100, FGIC	250	265
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, FSA	1,085	1,203
North Royalton, 4.40%, 12/1/23, Callable 12/1/18 @ 100	500	507
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	799
Summit County, Series R
5.50%, 12/1/13, FGIC	250	291
5.50%, 12/1/16, FGIC	535	636
5.50%, 12/1/17, FGIC	930	1,107
5.50%, 12/1/18, FGIC	1,095	1,303
Vandalia, 5.25%, 12/1/21, Callable 12/1/14 @ 100, AMBAC	1,305	1,416
Warren County Special Assessment, 6.55%, 12/1/14	530	597
		17,010
Public Facilities (Convention, Sport, Public Buildings) (0.6%):
Hilliard, 5.25%, 12/1/27, Callable 12/1/12 @ 100	625	712

Public Improvements (4.5%):
Akron, 5.50%, 12/1/21, Callable 12/1/10 @ 101	510	548
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, Insured by Assured Guaranty	185	205
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	387
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	535
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,286
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	421
		5,382
Schools & Educational Services (51.5%):
Allen East Local School District, 5.38%, 12/1/25, Callable 12/1/14 @ 100, AMBAC	1,900	2,250
Anthony Wayne Local School District, 5.75%, 12/1/30, Callable 12/1/10 @ 101, FSA	2,215	2,389
Barnesville Village School District, District Credit Program, 5.75%, 12/1/22, Callable 12/1/10 @ 101	500	539
Buckeye Valley Local School District, Delaware County, School Facilities, Construction & Improvement, 5.00%, 12/1/36, Callable 12/1/18 @ 100, Insured by Assured Guaranty	335	335
Chillicothe City School District
Series A
2.75%, 12/1/16	1,240	1,244
5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,331
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,448
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,857
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	987
Cincinnati City School District, Classroom Facilities Construction & Improvement, 5.00%, 12/1/12, FGIC	3,000	3,354
Columbus City School District, 4.50%, 12/1/24, Callable 12/1/17 @ 100, FSA	355	362
East Holmes Local School District, 6.13%, 12/1/20, Callable 12/1/10 @ 102, FGIC	500	547
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, FSA	955	1,005
3.75%, 12/1/17, FSA	1,245	1,298
4.51%, 12/1/21, FSA	1,455	824
5.01%, 12/1/23, FSA	1,455	721

See notes to schedules of investments.

Security Description	Principal Amount	Value

Fairfield City School District, 7.45%, 12/1/14, FGIC	$1,000	$1,163
Hamilton City School District Improvements, Series A
5.38%, 12/1/16, Callable 12/1/11 @ 100, FGIC	1,200	1,327
6.15%, 12/1/16, State Aid Withholding	600	727
Huber Heights Ohio City School District, 5.00%, 12/1/36, Callable 12/1/19 @ 100	1,200	1,200
Jackson Local School District, 5.63%, 12/1/25, Callable 12/1/10 @ 100, FSA	1,500	1,600
Lake Local School District, Wood County, 5.30%, 12/1/21, Callable 12/1/11 @ 101, MBIA	1,575	1,754
Lima City School District
6.00%, 12/1/22, Prerefunded 12/1/10 @ 102, AMBAC	1,970	2,152
6.00%, 12/1/22, Callable 12/1/10 @ 102, AMBAC	30	31
Little Miami Local School District, School Improvements, 5.00%, 12/1/34, Prerefunded 12/1/16 @ 100, FSA	3,000	3,542
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,352
Marion Local School District, 5.75%, 12/1/22, Callable 12/1/10 @ 101, MBIA	230	248
Marysville Exempt Village School District
5.25%, 12/1/18, Callable 12/1/12 @ 100, MBIA	605	647
6.00%, 12/1/24, Callable 12/1/10 @ 101, AMBAC	725	784
Milford Exempt Village School District, School Improvement
4.75%, 12/1/26, Callable 6/1/17 @ 100, FSA	500	503
5.50%, 12/1/30, FSA	325	365
Minerva Local School District
5.13%, 12/1/20, Prerefunded 12/1/12 @ 100, MBIA	1,275	1,442
5.13%, 12/1/20, Callable 12/1/12 @ 100, MBIA	1,425	1,529
Newcomerstown Exempt Village School Facilities, 6.25%, 12/1/23, Callable 12/1/10 @ 102, MBIA	900	934
Nordonia Hills City School District
5.38%, 12/1/20, Callable 12/1/10 @ 101, AMBAC	1,500	1,610
5.45%, 12/1/25, Callable 12/1/10 @ 101, AMBAC	1,500	1,612
Ohio Schools, Series A, 4.00%, 9/15/18	4,000	4,292
Sidney City School District, 4.70%, 12/1/11, FGIC	200	214
Springboro Community City School District, 5.00%, 12/1/23, Callable 6/1/14 @ 100, MBIA	2,065	2,371
Sylvania City School District, School Improvement
3.97%, 12/1/17, Insured by Assured Guaranty	1,040	756
5.00%, 12/1/32, Callable 6/1/17 @ 100, Insured by Assured Guaranty	2,485	2,494
Vandalia Butler City School Disrtict, School Improvement, 5.00%, 12/1/29, Callable 6/1/19 @ 100	1,000	1,019
Wadsworth Ohio City School District, School Improvement
4.88%, 12/1/32, Callable 12/1/17 @ 100, Insured by Assured Guaranty	350	354
5.00%, 12/1/37, Callable 12/1/17 @ 100, Insured by Assured Guaranty	500	503
Worthington City School District
6.00%, 12/1/10, FGIC	2,175	2,325
6.00%, 12/1/11, FGIC	2,255	2,515
		61,856
Transportation (0.9%):
Toledo, Street Improvements, 5.00%, 12/1/16, Callable 12/1/11 @ 100, MBIA	1,050	1,126

Utilities (Sewers, Telephone, Electric) (1.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	255	294
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100	500	572
Huron County, Landfill Issue II, 5.60%, 12/1/09, Callable 9/10/09 @ 101, MBIA	320	324
		1,190
		87,276

See notes to schedules of investments.

Security Description	Principal Amount	Value

Revenue Bonds (24.6%):
Hospitals, Nursing Homes & Health Care (7.2%):
Akron Bath Copley, Joint Township Hospital District Revenue, General Health Systems, Series A
5.00%, 1/1/11	$500	$509
5.00%, 1/1/14	430	440
Franklin County Hospital Revenue, The Children’s Hospital Project, Series C, 5.00%, 5/1/16, Callable 5/1/15 @ 100, FGIC	1,335	1,396
Lorain County Hospital Revenue, Catholic Healthcare, Series C2, 5.00%, 4/1/33, Callable 5/9/18 @ 100, FSA	750	745
Lorain County, Hospital Facilities Revenue, Catholic Healthcare Partners, 5.00%, 2/1/29, Callable 5/13/18 @ 101, Insured by Assured Guaranty	1,000	1,000
Lucas County Hospital Revenue, 5.75%, 11/15/14, MBIA	1,785	1,792
Ross County Hospital Revenue, Adena Health System, 5.25%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	2,340	2,268
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC - ICC	500	507
		8,657
Housing (3.7%):
Capital Corp. for Housing Management, Kent Gardens, Series II, 6.35%, 7/1/15, Callable 9/8/09 @ 100, FHA	580	582
State Housing Finance Agency, Capital Fund Revenue, Series A
4.50%, 4/1/11, FSA	695	735
5.00%, 4/1/27, Callable 4/1/17 @ 100, FSA	3,000	3,104
		4,421
Public Improvements (0.6%):
Twinsburg, 5.50%, 12/1/15, Callable 12/1/11 @ 100, FGIC	600	654

Schools & Educational Services (8.2%):
Cincinnati Technical College
5.00%, 10/1/10, AMBAC	500	514
5.00%, 10/1/12, AMBAC	650	689
State Higher Educational Facility Commission Revenue, John Carroll University Project
5.00%, 11/15/12	400	429
5.00%, 11/15/13	250	268
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	442
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	349
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	645
University of Toledo General Receipts Bonds, Series A
3.25%, 6/1/11, Insured by Assured Guaranty	275	286
3.50%, 6/1/16	2,260	2,274
Youngstown State University General Receipts
4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,229
4.00%, 12/15/16, Insured by Assured Guaranty	500	521
4.13%, 12/15/17, Insured by Assured Guaranty	435	450
4.38%, 12/15/18, Insured by Assured Guaranty	685	711
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,040
		9,847
Utilities (Sewers, Telephone, Electric) (2.0%):
Akron Sewer System Revenue, 4.95%, 12/1/10, AMBAC	300	311
American Municipal Power, Ohio, Inc., Electricity Purchase Revenue, Series A, 5.00%, 2/1/10, Guaranty Agreement Goldman Sachs Group	965	973
Columbus Sewer Revenue, 4.25%, 6/1/30, Callable 12/1/17 @ 100	1,200	1,155
		2,439
Utilities-Water (2.9%):
Akron Waterworks Revenue, 5.63%, 12/1/20, Callable 6/1/10 @ 100, AMBAC	1,250	1,274
Avon Lake Water System Revenue
Series A
5.50%, 10/1/17, Callable 10/1/10 @ 100, AMBAC	420	444
5.50%, 10/1/18, Callable 10/1/10 @ 100, AMBAC	445	471
Napoleon Water System Revenue, 3.75%, 12/1/13, FSA	140	149
Warren County Waterworks Revenue, Warren County Water District
5.00%, 12/1/16, Callable 12/1/12 @ 101, FSA	645	704

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

5.00%, 12/1/18, Callable 12/1/12 @ 101, FSA	$430	$457
		3,499
		29,517

Total Municipal Bonds (Cost $109,545)		116,793

Investment Companies (2.0%)
Touchstone Ohio Money Market, 0.42% (a)	2,456,343	2,456

Total Investment Companies (Cost $2,456)		2,456

Total Investments (Cost $112,001) — 99.2%		119,249

Other assets in excess of liabilities — 0.8%		969

NET ASSETS — 100.0%		$120,218

(a)	Rate disclosed is the daily yield on 7/31/09.

AGC-ICC	Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AMBAC	Insured by American Municipal Bond Assurance Corp.

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Federal Security Assurance

MBIA	Insured by Municipal Bond Insurance Association

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Money Market Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (98.1%)
Ohio (98.1%):
Akron Bath Copley, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, 0.37% (a), 11/1/34, LOC Bank One N.A.	$12,060	$12,060
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B
0.33% (a), 10/1/31, LOC JPMorgan Chase & Co	850	850
Series C
0.33% (a), 10/1/31, LOC Wachovia Bank N.A.	3,650	3,650
Series A
0.33% (a), 10/1/31, LOC Bank of America N.A.	7,835	7,835
Series D
0.37% (a), 10/1/31, LOC Wachovia Bank N.A. (b)	3,250	3,250
Beachwood, Building Acquisition, GO, BAN, 2.25%, 12/3/09	1,000	1,002
Beavercreek City School District, School Improvement, GO, BAN, 2.00%, 8/18/09	3,000	3,001
Butler County Revenue, Lakota Family YMCA, 0.35% (a), 5/1/27, LOC PNC Bank N.A.	1,900	1,900
Butler County, GO, BAN, 3.75%, 8/6/09, AMT	1,965	1,965
Butler County, Health Care Facilities Revenue, Colonial Senior Services, Inc. Project, 0.37% (a), 7/1/24, LOC U.S. Bank N.A.	3,600	3,600
Butler County, Health Care Facilities Revenue, Lifesphere Project, 0.35% (a), 5/1/30, LOC U.S. Bank N.A.	3,530	3,530
Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, 0.33% (a), 9/1/37, LOC JPMorgan Chase Bank	4,880	4,880
Cleveland Airport System Revenue, Series A, 0.42% (a), 1/1/27, LOC Wachovia Bank N.A., AMT	13,000	13,000
Columbus Regional Airport Authority Capital Funding Revenue, OASBO Program, Series A, 0.36% (a), 3/1/34, LOC U.S. Bank N.A.	1,060	1,060
Coshocton County, Memorial Hospital Project Revenue, 0.83% (a), 3/1/17, LOC Bank One Columbus N.A.	1,780	1,780
Cuyahoga County, IDR, Progressive Plastics Project, 2.90% (a), 11/1/13, LOC Bank One Columbus N.A., AMT	415	415
Englewood, IDR, YMCA Dayton Project, Series A, 0.83% (a), 3/1/27, LOC Bank One N.A.	3,525	3,525
Erie County, Health Care Facilities Revenue, Series B, 0.44% (a), 10/1/21, LOC Bank One N.A.	3,645	3,645
Forest Park, GO, BAN, 4.30%, 11/3/09	1,750	1,753
Franklin County, EDR, Columbus Electric Funded Project, 0.37% (a), 4/1/21, LOC Bank One N.A.	1,150	1,150
Franklin County, Health Care Facilities Revenue, Friendship Village of Dublin, Series B, 0.35% (a), 11/1/34, LOC LaSalle National Bank N.A.	8,800	8,800
Franklin County, Hospital Revenue, Children’s Hospital Project, Series B, 0.41% (a), 12/1/14, SPA Bank One Columbus N.A. (c)	4,800	4,800
Franklin County, IDR, Bricker & Eckler, 0.34% (a), 11/1/14, LOC Bank One Columbus N.A.	205	205
Franklin County, Multifamily Revenue, Hanover Ridge Apartments, 0.51% (a), 12/15/30, FNMA, AMT	1,450	1,450
Greene County, GO, BAN, Series C, 1.38%, 6/22/10	4,352	4,365
Hamilton County, EDR, 0.40% (a), 11/1/21, LOC Fifth Third Bank	11,800	11,800
Hamilton County, EDR, Samuel W. Bell Home Project, 0.37% (a), 4/1/22, LOC U.S. Bank N.A.	2,470	2,470
Hamilton County, Hospital Facilities Revenue, Beechwood Home for the Incurables Project, 0.37% (a), 7/1/22, LOC Star Bank	2,200	2,200
Hamilton County, Hospital Facilities Revenue, Children’s Hospital Medical Center, 0.36% (a), 5/15/28, LOC JPMorgan Chase Bank	4,700	4,700
Harrison, GO, BAN, 3.50%, 12/10/09	1,150	1,159
Hilliard, IDR, National Sign, 1.40% (a), 12/1/19, LOC Bank One N.A., AMT	1,755	1,755
Huber Heights City School District, School Improvement, GO, BAN, 2.00%, 8/18/09	3,200	3,201

See notes to schedules of investments.

Security Description	Principal Amount	Value

Licking County, Career & Technology Education Certificates, School Facilities, GO, BAN, 3.00%, 9/8/09	$1,100	$1,101
Lima Hospital Revenue, Lima Memorial Hospital Project, 0.33% (a), 6/1/33, LOC Bank One N.A.	1,460	1,460
Lorain County, IDR, Malt Properties Ltd. Project, 0.40% (a), 4/1/34, LOC Bank One N.A., AMT	3,836	3,836
Lucas County, Hospital Revenue, Bay Park Community Hospital, Series B, 0.33% (a), 11/15/40, LOC UBS AG	4,200	4,200
Mansfield, GO, BAN, 2.50%, 8/18/09	4,335	4,336
Mansfield, Security System Improvement, GO, BAN, 4.60%, 8/18/09	305	305
Marion, GO, BAN, 3.75%, 10/15/09	7,475	7,483
Mason, IDR, Crane Plastics Co., 0.47% (a), 2/1/33, LOC U.S. Bank N.A., AMT	3,700	3,700
Mentor on the Lake, GO, BAN, 2.13%, 6/23/10	1,015	1,018
Monroe, Tax Increment Revenue, Corridor 75 Park Ltd. Project, 0.37% (a), 12/1/18, LOC National City Bank	2,000	2,000
Montgomery County, Catholic Health Revenue
Series B
0.38% (a), 12/1/25, SPA Bayerische Landesbank	1,900	1,900
Series B-2
0.23% (a), 4/1/37	4,150	4,150
Montgomery County, EDR, Benjamin & Marian Project, Series B, 0.40% (a), 8/1/16, LOC National City Bank	1,300	1,300
Montgomery County, IDR, Citywide Development Corp. Project, 2.90% (a), 12/1/13, LOC Bank One Dayton N.A., AMT	1,070	1,070
Montgomery County, Multifamily Housing Revenue, Cambridge Commons Apartments, Series A, 0.40% (a), 4/1/38, FHLB	4,205	4,205
Ohio State Higher Educational Facility Revenue, Case Western Reserve University, Series B-1, 0.29% (a), 12/1/44, LOC Bank of America N.A.	1,050	1,050
Olmsted Falls, Fire Station Improvement, GO, BAN, 2.25%, 8/19/09, LOC National City Bank	1,100	1,100
Olmsted Falls, GO, BAN, 2.25%, 8/19/09, LOC National City Bank	2,075	2,075
Portage County, Health Care Facilities Revenue, Coleman Professional Services, 0.83% (a), 12/1/22, LOC Bank One N.A.	2,975	2,975
Salem Hospital Revenue, Salem Community Hospital, 0.33% (a), 9/1/35, LOC JPMorgan Chase Bank	6,240	6,240
Seven Hills, GO, BAN
1.50%, 10/1/09	1,360	1,361
1.55%, 8/17/10 (d)	2,850	2,864
Stark County, Sewer District, GO, BAN, Series 2008-1, 2.65%, 9/10/09, (e)	3,125	3,125
State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy Nuclear Generation Corp., Series B, 0.23% (a), 1/1/34, LOC Barclays Bank PLC	400	400
State Environmental Improvement Revenue, Newark Group Industrial Income Project, 0.44% (a), 12/1/26, LOC JPMorgan Chase Bank	3,050	3,050
State Higher Educational Facility Revenue, Cleveland Institute of Music Project, 0.35% (a), 5/1/30, LOC National City Bank	9,000	9,000
State Pollution Control Revenue, Air Project, 0.33% (a), 5/1/22, LOC BP Amoco	700	700
State Solid Waste Revenue, BP Chemical, Inc. Project, 0.38% (a), 8/1/34, AMT	1,900	1,900
State Solid Waste Revenue, BP Exploration & Oil Project
0.38% (a), 2/1/33, AMT	1,700	1,700
0.38% (a), 8/1/34, AMT	650	650
0.38% (a), 8/1/34, AMT	1,300	1,300
State Solid Waste Revenue, BP Products North America, Series B, 0.38% (a), 8/1/34, AMT	1,130	1,130
State Water Development Authority, Environmental Improvement Revenue, Waste Management Project, Series B, 0.51% (a), 7/1/20, LOC Bank of America N.A., AMT	1,700	1,700
State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Generation Corp., Series A, 0.35% (a), 5/15/19, LOC Barclays Bank PLC	200	200

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Summit County, IDR, Arch Aluminium & Glass Co., 0.85% (a), 6/1/30, LOC Comerica Bank, AMT	$4,000	$4,000
Toledo, City Services Special Assessment Notes
0.34% (a), 6/1/10, LOC State Street B&T Co.	2,000	2,000
0.34% (a), 12/1/10, LOC State Street B&T Co.	3,000	3,000
Toledo-Lucas County Port Authority, Series C, 0.35% (a), 5/15/38, LOC Sovereign Bank & Bank of Nova Scotia	1,370	1,370
Trumbull County, IDR, 1.40% (a), 10/1/19, LOC Bank One Columbus N.A., AMT	1,150	1,150
University of Cincinnati General Receipts, Series F, 3.00% (a), 6/1/34, LOC Bayerische Landesbank	520	520
Warren County, GO, BAN, 2.00%, 9/16/09	450	450
Wood County, Hospital Facilities Revenue, Refunding & Improvement, Hospital Association Project, 0.44% (a), 3/1/39, LOC JPMorgan Chase Bank	5,000	5,000
Woodlawn, EDR, Goodwill Industrial Project
0.37% (a), 11/1/20, LOC U.S. Bank N.A.	5,370	5,370
0.37% (a), 11/1/20, LOC U.S. Bank N.A.	3,000	3,000
		231,200

Total Municipal Bonds (Amortized Cost $231,200)		231,200

Investment Companies (2.8%)
BlackRock Ohio Municipal Money Market, 0.63% (f)	6,529,278	6,529

Total Investment Companies (Amortized Cost $6,529)		6,529

Total Investments (Amortized Cost $237,729) (g) — 100.9%		237,729

Liabilities in excess of other assets — (0.9)%		(2,135)

NET ASSETS — 100.0%		$235,594

(a)		Variable or Floating Rate security. Rate disclosed is as of 7/31/09.

(b)		All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(c)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)		Security purchased on a “when-issued” basis.

(e)		Continuously callable with 30 days notice.

(f)		Rate periodically changes. Rate disclosed is the daily yield on 7/31/09.

(g)		Represents cost for financial reporting and federal income tax purposes.

AMT	—	Subject to alternative minimum tax

BAN	—	Bond Anticipation Note

EDR	—	Economic Development Revenue

FHLB	—	Insured by Federal Home Loan Bank

FNMA	—	Insured by Federal National Mortgage Association

GO	—	General Obligation

IDR	—	Industrial Development Revenue

LOC	—	Letter of Credit

PLC	—	Public Liability Co.

SPA	—	Standby Purchase Agreement

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Prime Obligations Fund	July 31, 2009
(Amounts in Thousands)	(Unaudited)

Security Description	Principal Amount	Value*

Certificates of Deposit (6.7%)
Abbey National Treasury Services PLC, Series 1, 0.68% (a), 7/12/10	$5,000	$5,000
Bank of America N.A., 0.80% (a), 12/3/09 (b)	6,000	6,000
Barclays Bank PLC NY, 2.02% (a), 1/11/10	23,000	23,000
Deutsche Bank NY, 0.67% (a), 10/1/09	5,400	5,400
Wachovia Mortgage Federal Savings Bank, 4.13%, 12/15/09	3,900	3,853

Total Certificates of Deposit (Amortized Cost $33,484)		43,253

Commercial Paper (7.5%)
Citigroup Funding, Inc., 0.30% (c), 8/10/09	5,000	5,000
Coca-Cola Co., 0.76% (c), 6/2/10 (b)	5,000	4,968
Dexia Delaware LLC, 0.25% (c), 8/6/09	5,000	5,000
Eli Lilly & Co., 0.76% (c), 10/2/09 (b)	10,000	9,987
Honeywell International, Inc.
0.66% (c), 10/27/09 (b)	5,000	4,992
0.71% (c), 7/1/10 (b)	5,000	4,968
Johnson & Johnson, 0.49% (c), 9/18/09 (b)	3,000	2,998
Pfizer, Inc., 0.55% (c), 2/9/10 (b)	5,300	5,284
Societe Generale, 0.25% (c), 9/10/09	5,000	4,999

Total Commercial Paper (Amortized Cost $48,196)		48,196

Corporate Bonds (21.5%)
AFCO, Inc., 0.69% (a), 1/28/10 (b)	25,000	25,000
Bear Stearns Cos. LLC, Series B, 0.97% (a), 5/18/10, MTN	5,000	4,991
BellSouth Corp., 4.23%, 4/26/10 (b)	5,000	5,089
Credit Suisse First Boston USA, Inc., Series 2, 0.36% (a), 11/20/09	16,000	15,780
GlaxoSmithKline Capital, Inc., 1.55% (a), 5/13/10	4,000	4,023
Goldman Sachs Group, Inc., 0.70% (a), 6/28/10, MTN	6,000	5,961
Gryphon Funding Ltd., 8/5/10 (d)(e)(f)(g)	11,994	6,357
Gulf Power Co., Series 09-A, 0.70% (a), 6/28/10	2,500	2,500
Hewlett-Packard Co., 0.69% (a), 6/15/10	5,000	5,006
IBM International Group Capital LLC, 0.88% (a), 6/25/10 (b)	7,000	7,000
Morgan Stanley
Series F
0.60% (a), 1/15/10, MTN	5,400	5,323
0.79% (a), 1/15/10	4,750	4,621
Series F
3.01% (a), 5/14/10, MTN	2,300	2,274
National Rural Utilities Cooperative Finance Corp., 0.61% (a), 10/9/09, MTN	6,000	5,995
Royal Bank of Scotland PLC, 2.09% (a), 1/12/10 (b)	18,000	18,000
Sabri Arac, Series 2005, 0.40% (a), 10/1/35	2,395	2,395
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07 (d)(f)(g)(h)	6,209	—
UBS AG Stamford, CT, 1.87% (a), 1/13/10, MTN	15,000	15,000
Wachovia Corp., Series G
0.37% (a), 7/26/10, MTN	2,100	2,075
0.57% (a), 7/26/10, MTN	1,600	1,585

Total Corporate Bonds (Amortized Cost $153,330)		138,975

Municipal Bonds (17.2%)
California State Department of Water Resources Supply Revenue
Series C-1
0.55% (a), 5/1/22, LOC Dexia Credit Local	8,000	8,000
Series C-5
0.65% (a), 5/1/22, LOC Dexia Credit Local	5,000	5,000
California Statewide Communities Development Authority Revenue, Redlands Community Hospital, Series B, 0.28% (a), 4/1/29, LOC JPMorgan Chase Bank	3,500	3,500
Chattanooga Industrial Development Board Revenue, Bluecross Blueshield of Tennessee, Inc., 0.60% (a), 1/1/28, LOC Bank of America N.A.	15,000	15,000
District of Columbia, Series D, 0.65% (a), 6/1/31, LOC Dexia Credit Local	9,000	9,000

See notes to schedules of investments.

Security Description	Principal Amount	Value*

Hudson County New Jersey, BAN, GO, 4.05%, 9/9/09	$7,000	$7,002
LoanStar Assets Partners LP Student Loan Revenue, Series A
0.50% (a), 2/1/40, LOC State Street B&T Co.	17,500	17,500
0.50% (a), 2/1/41, LOC State Street B&T Co.	15,000	15,000
Mississippi Business Finance Corp., IDR, Cellular South, Inc., 0.60% (a), 4/1/22, LOC Bank of America N.A.	4,400	4,400
New York Citi Housing Development Corp., Multifamily Mortgage Revenue, QFC Owner LLC, Series A, 0.38% (a), 6/1/42, LOC Citibank N.A., AMT	6,000	6,000
Rhode Island Student Loan Authority Revenue, Series C-2, 0.90% (a), 7/1/48, LOC Dexia Credit Local, AMT	11,700	11,700
San Jose Financing Authority Revenue, Series F, 0.38% (a), 6/1/34, LOC Bank of America N.A.	5,000	5,000
Savannah College of Art & Design, Inc., Revenue, Series 2004 BD, 0.60% (a), 4/1/24, LOC Bank of America N.A., AMT	3,800	3,800

Total Municipal Bonds (Amortized Cost $110,902)		110,902

Repurchase Agreements (10.0%)
Goldman Sachs Group, Inc., 0.21%, 8/3/09 (Date of agreement 7/31/09, Proceeds at maturity $64,401, collateralized by U.S. Government Securities, 6.00%, 1/1/38, market value $65,688)	64,400	64,400

Total Repurchase Agreements (Amortized Cost $64,400)		64,400

U.S. Government Agency Securities (26.6%)
Federal Farm Credit Bank, 0.40% (a), 6/1/10	50,000	50,000
Federal Home Loan Bank
0.47% (a), 4/28/10	15,000	15,003
0.60%, 7/26/10	20,000	19,986
0.70%, 5/13/10	12,000	12,000
0.72%, 6/28/10, Callable 12/10/09 @ 100	10,000	10,000
Series 1
0.88% (a), 8/5/09	7,000	7,000
Federal National Mortgage Assoc.
0.40% (a), 7/13/10	8,000	7,997
0.41% (a), 9/3/09	50,000	50,000

Total U.S. Government Agency Securities (Amortized Cost $171,986)		171,986

U.S. Treasury Obligations (9.7%)
U.S. Treasury Bills
0.18% (c), 10/1/09	15,000	14,996
0.31% (c), 11/19/09	10,000	9,990
0.50% (c), 4/1/10	30,000	29,899
0.59% (c), 4/8/10	8,000	7,967

Total U.S. Treasury Obligations (Amortized Cost $62,852)		62,852

Other (0.0%)
Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, expires November 6, 2009 (See Notes to Schedules of Portfolio Investments)	—	—

Total Other (Amortized Cost $—)		—

Total Investments (Amortized Cost $645,150) — 99.2%		640,564

Other assets in excess of liabilities — 0.8%		5,039

NET ASSETS — 100.0%		$645,603

*	Value represents amortized cost except for security notes with footnote (g).

(a)	Variable or Floating Rate Security. Rate disclosed is as of 7/31/09.

See notes to schedules of investments.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)	Rate represents the effective yield at purchase.

(d)	Security is issued by a structured investment vehicle.

(e)	Non-income producing security.

(f)

Supported by an Irrevocable Letter of Credit with KeyCorp, an affiliate of the Adviser, as discussed more fully in the Notes to Schedules of Portfolio Investments. Security is fair valued in accordance with procedures approved by the Board of Trustees and represents 1.0% of net assets as of 7/31/09.

(g)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.

	Acquisition	Acquisition	Principal	Fair	Percent of
Security	Date	Cost	Amount	Value	Net Assets
Gryphon Funding Ltd., 8/5/10	7/17/08	$4,734	$11,994	$6,357	1.0%
SIV Portfolio (formerly Cheyne Finance LLC), 11/5/07	10/24/06	6,205	6,209	—	—

(h)		Security is in default.

AMT	—	Subject to alternative minimum tax

BAN	—	Bond Anticipation Note

GO	—	General Obligation

IDR	—	Industrial Development Revenue

LLC	—	Limited Liability Co.

LOC	—	Letter of Credit

LP	—	Limited Partnership

MTN	—	Medium Term Note

PLC	—	Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (6.0%)
General Electric Co., 0.19% (a), 8/3/09	$24,300	$24,299

Total Commercial Paper (Amortized Cost $24,299)		24,299

Common Stocks (94.1%)
Automotive (0.7%):
Rush Enterprises, Inc., Class A (b)(c)	227,000	2,974

Automotive Parts (0.9%):
ATC Technology Corp. (b)	177,000	3,703

Banks (3.1%):
First Niagara Financial Group, Inc.	187,000	2,459
IBERIABANK Corp.	56,000	2,623
Independent Bank Corp. (c)	162,000	3,456
Prosperity Bancshares, Inc. (c)	118,000	3,954
		12,492
Brokerage Services (1.5%):
Investment Technology Group, Inc. (b)	131,000	2,928
Lazard Ltd., Class A	81,027	2,997
		5,925
Building Materials (2.1%):
ABM Industries, Inc. (c)	126,300	2,661
Sterling Constructioin Co., Inc. (b)	181,000	2,883
Texas Industries, Inc. (c)	63,000	2,867
		8,411
Chemicals (3.6%):
A. Schulman, Inc. (c)	215,176	4,585
Innophos Holdings, Inc.	41,743	784
Olin Corp. (c)	372,000	5,130
Sensient Technologies Corp.	161,000	4,056
		14,555
Commercial Services (6.0%):
Checkpoint Systems, Inc. (b)(c)	226,576	3,926
Comfort Systems USA, Inc. (c)	345,000	4,064
Consolidated Graphics, Inc. (b)	129,000	2,361
Diebold, Inc.	143,000	3,964
Fair Isaac Corp.	182,000	3,492
Steiner Leisure Ltd. (b)	118,000	3,742
Viad Corp.	144,000	2,552
		24,101
Computers & Peripherals (5.3%):
CACI International, Inc., Class A (b)(c)	90,000	4,158
Electronics for Imaging, Inc. (b)	395,000	4,503
Manhattan Associates, Inc. (b)(c)	207,000	3,830
MTS Systems Corp. (c)	207,000	4,862
NETGEAR, Inc. (b)(c)	239,000	4,065
		21,418
E-Commerce & Services (0.7%):
Monster Worldwide, Inc. (b)(c)	218,000	2,841

Electrical Components & Equipment (1.9%):
GrafTech International Ltd. (b)	303,000	4,160
Littelfuse, Inc. (b)(c)	150,000	3,510
		7,670

See notes to schedules of investments.

Security Description	Shares	Value

Electrical Equipment (0.7%):
Regal-Beloit Corp.	59,000	$2,735

Electronics (4.5%):
Advanced Energy Industries, Inc. (b)	406,000	4,884
Benchmark Electronics, Inc. (b)	253,000	3,998
Hubbell, Inc., Class B	79,590	2,970
Orbotech Ltd. (b)	367,500	3,999
PerkinElmer, Inc.	137,000	2,415
		18,266
Engineering (0.6%):
EMCOR Group, Inc. (b)	107,000	2,581

Entertainment (0.8%):
Callaway Golf Co. (c)	536,000	3,414

Financial Services (0.7%):
Affiliated Managers Group, Inc. (b)(c)	41,000	2,707

Food Processing & Packaging (1.8%):
Corn Products International, Inc.	150,000	4,200
Spartan Stores, Inc.	246,000	3,171
		7,371
Health Care (1.2%):
Hill-Rom Holdings, Inc. (c)	271,000	4,645

Insurance (8.9%):
American Financial Group, Inc.	128,000	3,122
Arthur J. Gallagher & Co. (c)	147,000	3,366
Max Re Capital Ltd. (c)	222,000	4,433
Platinum Underwriters Holdings Ltd.	137,000	4,624
Safety Insurance Group, Inc. (c)	117,000	3,774
StanCorp Financial Group, Inc.	105,000	3,614
Stewart Information Services Corp. (c)	213,000	2,933
United Fire & Casualty Co. (c)	187,000	3,144
White Mountains Insurance Group Ltd. (c)	13,000	3,354
Zenith National Insurance Corp.	138,000	3,294
		35,658
Internet (0.4%):
EarthLink, Inc. (b)	168,000	1,420

Machine-Diversified (3.1%):
Graco, Inc. (c)	106,000	2,623
Kadant, Inc. (b)	303,000	3,366
Kennametal, Inc.	170,000	3,624
Nordson Corp. (c)	64,000	2,874
		12,487
Machinery-Construction & Mining (1.6%):
Astec Industries, Inc. (b)(c)	123,000	3,328
Layne Christensen Co. (b)(c)	126,000	2,990
		6,318
Manufacturing-Diversified (3.5%):
A.O. Smith Corp. (c)	121,000	4,724
American Woodmark Corp. (c)	123,000	2,883
Elizabeth Arden, Inc. (b)	236,000	2,266
Lincoln Electric Holdings, Inc.	98,000	4,153
		14,026
Manufacturing-Miscellaneous (1.4%):
AptarGroup, Inc.	92,500	3,230
Portec Rail Products, Inc.	221,000	2,221
		5,451

See notes to schedules of investments.

Security Description	Shares	Value

Medical Equipment & Supplies (1.7%):
CONMED Corp. (b)(c)	206,000	$3,622
STERIS Corp. (c)	115,000	3,229
		6,851
Metal Fabrication (1.2%):
Mueller Industries, Inc.	201,000	4,776

Oil & Gas Exploration-Production & Services (4.4%):
Cimarex Energy Co. (c)	142,000	5,081
Mariner Energy, Inc. (b)	297,000	3,561
St. Mary Land & Exploration Co.	222,606	5,313
Whiting Petroleum Corp. (b)(c)	79,000	3,631
		17,586
Oil Marketing & Refining (0.8%):
Holly Corp. (c)	161,000	3,424

Oilfield Services & Equipment (3.7%):
Cal Dive International, Inc. (b)(c)	372,000	3,322
Lufkin Industries, Inc. (c)	96,000	4,358
RPC, Inc. (c)	415,000	3,411
Superior Energy Services, Inc. (b)(c)	225,000	3,733
		14,824
Pharmaceuticals (0.6%):
Pharmaceutical Product Development, Inc.	124,000	2,576

Real Estate Investment Trusts (2.3%):
Healthcare Realty Trust, Inc. (c)	155,000	3,009
LaSalle Hotel Properties (c)	167,000	2,490
Washington Real Estate Investment Trust (c)	146,000	3,736
		9,235
Restaurants (0.7%):
Bob Evans Farms, Inc.	96,000	2,786

Retail-Apparel/Shoe (1.6%):
Brown Shoe Co., Inc. (c)	440,000	3,410
Maidenform Brands, Inc. (b)(c)	234,000	3,236
		6,646
Retail-Discount (0.8%):
BJ’s Wholesale Club, Inc. (b)	100,000	3,335

Retail-Specialty Stores (0.6%):
Cato Corp., Class A	118,000	2,347

Schools & Educational Services (1.0%):
Universal Technical Institute, Inc. (b)(c)	243,000	3,856

Semiconductors (5.1%):
ATMI, Inc. (b)	221,000	4,020
Fairchild Semiconductor International, Inc. (b)	514,071	4,539
MKS Instruments, Inc. (b)(c)	217,500	4,213
Sigma Designs, Inc. (b)(c)	229,000	3,703
Standard Microsystems Corp. (b)	172,000	3,991
		20,466
Software & Computer Services (3.1%):
Jack Henry & Associates, Inc. (c)	196,000	4,208
MicroStrategy, Inc., Class A (b)(c)	58,000	3,541
SRA International, Inc., Class A (b)(c)	242,000	4,767
		12,516
Staffing (4.1%):
Adminstaff, Inc. (c)	122,000	3,057
AMN Healthcare Services, Inc. (b)	473,000	3,444
Heidrick & Struggles International, Inc. (c)	162,000	3,319

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Korn/Ferry International (b)	298,000	$4,145
MPS Group, Inc. (b)	294,000	2,543
		16,508
Telecommunications (0.3%):
Harris Stratex Networks, Inc., Class A (b)	198,000	1,374

Transportation Services (3.3%):
Arkansas Best Corp. (c)	133,000	3,788
Celadon Group, Inc. (b)(c)	305,896	2,829
Genesee & Wyoming, Inc., Class A (b)(c)	99,000	2,702
Old Dominion Freight Line, Inc. (b)	108,000	3,848
		13,167
Utilities-Electric (1.7%):
ALLETE, Inc. (c)	142,000	4,541
Black Hills Corp. (c)	90,000	2,341
		6,882
Utilities-Natural Gas (2.1%):
Energen Corp.	99,000	4,091
WGL Holdings, Inc. (c)	128,000	4,239
		8,330

Total Common Stocks (Cost $359,458)		378,654

Short-Term Securities Held as Collateral for Securities Lending (23.7%)
Pool of various securities for Victory Funds	$95,590	95,423

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $95,590)		95,423

Total Investments (Cost $479,347) — 123.8%		498,376

Liabilities in excess of other assets — (23.8)%		(95,742)

NET ASSETS — 100.0%		$402,634

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (3.9%)
General Electric Co., 0.19% (a), 8/3/09	$40,388	$40,387

Total Commercial Paper (Amortized Cost $40,387)		40,387

Common Stocks (93.5%)
Aerospace/Defense (0.9%):
Hexcel Corp. (b)(c)	958,200	9,783

Automotive Parts (2.2%):
BorgWarner, Inc.	432,800	14,365
Genuine Parts Co. (c)	231,465	8,198
		22,563
Banks (2.4%):
City National Corp. (c)	172,750	6,813
Comerica, Inc. (c)	730,800	17,423
		24,236
Brokerage Services (3.1%):
Lazard Ltd., Class A	334,200	12,362
Waters Corp. (b)(c)	391,650	19,680
		32,042
Casinos & Gaming (1.0%):
Melco Crown Entertainment Ltd., ADR (b)(c)	1,865,580	10,373

Chemicals (2.2%):
PPG Industries, Inc.	416,100	22,886

Commercial Services (1.3%):
Cintas Corp. (c)	529,175	13,325

Consulting Services (0.7%):
Watson Wyatt Worldwide, Inc., Class A (c)	180,800	6,751

Electrical Equipment (0.9%):
American Superconductor Corp. (b)	289,109	9,301

Engineering (1.9%):
URS Corp. (b)	384,350	19,448

Financial Services (2.0%):
Affiliated Managers Group, Inc. (b)(c)	152,000	10,035
Ameriprise Financial, Inc.	384,500	10,689
		20,724
Food Processing & Packaging (3.5%):
H.J. Heinz Co.	479,100	18,426
J.M. Smucker Co.	352,454	17,633
		36,059
Home Builders (1.3%):
Pulte Homes, Inc. (c)	1,164,070	13,235

Hotels & Motels (1.3%):
Starwood Hotels & Resorts Worldwide, Inc. (c)	558,500	13,186

Insurance (2.6%):
Aspen Insurance Holdings Ltd. (c)	634,000	15,767
StanCorp Financial Group, Inc.	309,784	10,663
		26,430
Internet Business Services (2.1%):
Akamai Technologies, Inc. (b)(c)	496,550	8,163
Juniper Networks, Inc. (b)(c)	417,900	10,920

See notes to schedules of investments.

Security Description	Shares	Value

Symantec Corp. (b)	174,100	$2,599
		21,682
Iron/Steel (0.6%):
Commercial Metals Co.	396,350	6,556

Machine-Diversified (1.8%):
Roper Industries, Inc. (c)	395,550	18,915

Machinery-Construction & Mining (0.3%):
Astec Industries, Inc. (b)(c)	132,300	3,580

Manufacturing-Diversified (2.5%):
Tyco International Ltd.	867,950	26,229

Manufacturing-Miscellaneous (0.8%):
Kaydon Corp. (c)	112,300	3,669
Trinity Industries, Inc. (c)	339,500	4,739
		8,408
Media (1.6%):
Discovery Communications, Inc., Class A (b)(c)	686,300	16,814

Medical Services (1.6%):
Laboratory Corp. of America Holdings (b)(c)	248,950	16,727

Medical Supplies (1.4%):
St. Jude Medical, Inc. (b)	375,000	14,141

Medical-Information Systems (1.1%):
Cerner Corp. (b)	174,332	11,346

Mining (1.6%):
Agnico-Eagle Mines Ltd. (c)	186,000	10,891
Cliffs Natural Resources, Inc. (c)	206,800	5,664
		16,555
Oil & Gas Exploration-Production & Services (5.8%):
Newfield Exploration Co. (b)	133,400	5,247
Noble Energy, Inc.	262,750	16,059
Plains Exploration & Production Co. (b)(c)	248,053	7,107
Range Resources Corp. (c)	376,087	17,454
Ultra Petroleum Corp. (b)	319,500	14,096
		59,963
Oilfield Services & Equipment (3.3%):
Cameron International Corp. (b)(c)	688,425	21,500
Noble Corp.	378,500	12,816
		34,316
Pharmaceuticals (2.9%):
AmerisourceBergen Corp.	599,637	11,825
Perrigo Co.	324,900	8,818
Pharmaceutical Product Development, Inc.	467,600	9,712
		30,355
Real Estate Investment Trusts (4.4%):
Corporate Office Property Trust (c)	341,700	11,587
Digital Realty Trust, Inc. (c)	466,250	18,907
HCP, Inc. (c)	580,905	14,964
		45,458
Restaurants (1.2%):
Burger King Holdings, Inc.	700,000	11,914

Retail-Department Stores (3.5%):
Kohl’s Corp. (b)(c)	409,130	19,863
Nordstrom, Inc. (c)	604,400	15,981
		35,844

See notes to schedules of investments.

Security Description	Shares	Value

Retail-Specialty Stores (2.4%):
Bed Bath & Beyond, Inc. (b)	443,723	$15,420
Dick’s Sporting Goods, Inc. (b)(c)	465,200	9,234
		24,654
Savings & Loans (2.0%):
New York Community Bancorp, Inc. (c)	1,853,849	20,281

Semiconductors (8.1%):
Altera Corp. (c)	486,000	9,083
Cypress Semiconductor Corp. (b)(c)	1,000,200	10,622
Maxim Integrated Products, Inc. (c)	1,137,900	20,163
Micron Technology, Inc. (b)(c)	2,245,800	14,351
Microsemi Corp. (b)(c)	1,197,500	16,346
SunPower Corp., Class B (b)(c)	478,015	13,050
		83,615
Software & Computer Services (2.4%):
Citrix Systems, Inc. (b)(c)	279,500	9,950
F5 Networks, Inc. (b)	268,450	9,965
VMware, Inc., Class A (b)(c)	163,491	5,269
		25,184
Staffing (1.3%):
Robert Half International, Inc. (c)	543,786	13,480

Telecommunications (1.2%):
Ciena Corp. (b)(c)	1,150,680	12,842

Telecommunications-Services & Equipment (1.4%):
Harris Corp.	462,530	14,482

Toys (2.1%):
Hasbro, Inc.	810,325	21,474

Transportation Services (2.2%):
Expeditors International of Washington, Inc.	272,700	9,253
Kirby Corp. (b)(c)	352,500	13,046
		22,299
Utilities-Electric (4.6%):
Edison International	510,550	16,501
MDU Resources Group, Inc.	872,589	17,565
Wisconsin Energy Corp.	302,750	13,009
		47,075
Utilities-Natural Gas (1.5%):
Southern Union Co.	792,599	15,361

Wire & Cable Products (0.5%):
General Cable Corp. (b)(c)	131,700	5,106

Total Common Stocks (Cost $824,610)		964,998

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Investment Companies (2.0%)
iShares Russell Midcap Index Fund (c)	293,250	$20,794

Total Investment Companies (Cost $19,980)		20,794

Short-Term Securities Held as Collateral for Securities Lending (24.6%)
Pool of various securities for Victory Funds	$254,732	254,288

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $254,732)		254,288

Total Investments (Cost $1,139,709) — 124.0%		1,280,467

Liabilities in excess of other assets — (24.0)%		(248,254)

NET ASSETS — 100.0%		$1,032,213

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Stock Index Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (2.6%)
General Electric Co., 0.19% (a), 8/3/09	$881	$881

Total Commercial Paper (Amortized Cost $881)		881

Common Stocks (94.7%)
Advertising (0.1%):
Interpublic Group of Cos., Inc. (b)	1,803	9
Omnicom Group, Inc.	1,171	40
		49
Aerospace/Defense (2.2%):
B.F. Goodrich Co.	467	24
Boeing Co.	2,736	118
General Dynamics Corp.	1,451	81
Honeywell International, Inc.	2,803	97
Lockheed Martin Corp.	1,231	92
Northrop Grumman Corp.	1,219	54
Raytheon Co., Class B	1,485	70
Rockwell Collins, Inc.	597	25
United Technologies Corp.	3,550	193
		754
Agricultural Operations (0.2%):
Archer-Daniels-Midland Co.	2,419	73

Airlines (0.1%):
Southwest Airlines Co.	2,791	22

Aluminum (0.1%):
Alcoa, Inc.	3,671	43

Apparel & Footwear (0.4%):
Coach, Inc.	1,197	35
Nike, Inc., Class B	1,460	83
Polo Ralph Lauren Corp.	213	13
VF Corp.	333	22
		153
Audio & Video Products (0.0%):
Harman International Industries, Inc.	261	6

Automotive (0.4%):
AutoNation, Inc. (b)	407	9
Ford Motor Co. (b)	12,126	97
PACCAR, Inc.	1,368	47
		153
Automotive Parts (0.2%):
Eaton Corp.	734	38
Genuine Parts Co.	601	21
O’Reilly Automotive, Inc. (b)	511	21
		80
Banks (6.3%):
Bank of America Corp.	32,506	482
Bank of New York Mellon Corp.	4,504	123
BB&T Corp.	2,437	56
Comerica, Inc.	569	14
Fifth Third Bancorp	2,982	28
First Horizon National Corp. (b)	810	11
Huntington Bancshares, Inc.	2,048	8
JPMorgan Chase & Co.	14,699	568
KeyCorp (c)	2,964	17

See notes to schedules of investments.

Security Description	Shares	Value

M&T Bank Corp.	308	$18
Marshall & Ilsley Corp.	1,328	8
Northern Trust Corp.	908	54
PNC Financial Services Group, Inc.	1,734	64
Regions Financial Corp.	4,352	19
State Street Corp.	1,860	94
SunTrust Banks, Inc.	1,864	36
U.S. Bancorp	7,151	146
Wells Fargo & Co.	17,543	429
Zions Bancorporation	434	6
		2,181
Beverages (2.4%):
Brown-Forman Corp., Class B	368	16
Coca Cola Enterprises, Inc.	1,195	22
Coca-Cola Co.	7,502	374
Constellation Brands, Inc., Class A (b)	741	10
Dr Pepper Snapple Group, Inc. (b)	957	24
Molson Coors Brewing Co.	562	25
Pepsi Bottling Group, Inc.	515	18
PepsiCo, Inc.	5,866	333
		822
Biotechnology (1.6%):
Amgen, Inc. (b)	3,815	238
Biogen Idec, Inc. (b)	1,087	51
Genzyme Corp. (b)	1,016	53
Gilead Sciences, Inc. (b)	3,415	167
Life Technologies Corp. (b)	658	30
		539
Brokerage Services (0.4%):
Charles Schwab Corp.	3,538	63
Thermo Fisher Scientific, Inc. (b)	1,576	72
Waters Corp. (b)	363	18
		153
Building Materials (0.1%):
Masco Corp.	1,354	19
Vulcan Materials Co.	459	22
		41
Building-Residential & Commercial (0.1%):
Centex Corp. (b)	469	5
D.R. Horton, Inc.	1,039	12
KB Home	279	5
		22
Casino Services (0.1%):
International Game Technology	1,116	22

Chemicals (1.7%):
Air Products & Chemicals, Inc.	791	59
CF Industries Holdings, Inc.	182	14
Dow Chemical Co.	4,054	86
E.I. du Pont de Nemours and Co.	3,405	105
Eastman Chemical Co.	274	14
Monsanto Co.	2,056	173
PPG Industries, Inc.	620	34
Praxair, Inc.	1,159	91
Sigma-Aldrich Corp.	460	23
		599
Coal (0.2%):
Consol Energy, Inc.	681	24
Massey Energy Co.	322	9

See notes to schedules of investments.

Security Description	Shares	Value

Peabody Energy Corp.	1,007	$33
		66
Commercial Services (0.4%):
Cintas Corp.	495	12
Convergys Corp. (b)	462	5
Ecolab, Inc.	633	26
Fidelity National Information Services, Inc.	721	17
Iron Mountain, Inc. (b)	679	20
Moody’s Corp.	719	17
Paychex, Inc.	1,210	32
Quanta Services, Inc. (b)	725	17
		146
Computers & Peripherals (6.8%):
Apple Computer, Inc. (b)	3,361	549
Cisco Systems, Inc. (b)	21,733	479
Computer Sciences Corp. (b)	571	28
Dell, Inc. (b)	6,553	88
EMC Corp. (b)	7,585	114
Hewlett-Packard Co.	8,991	389
International Business Machines Corp.	4,979	587
Lexmark International Group, Inc. (b)	294	4
NetApp, Inc. (b)	1,246	28
SanDisk Corp. (b)	855	15
Sun Microsystems, Inc. (b)	2,812	26
Teradata Corp. (b)	651	16
Western Digital Corp. (b)	831	25
		2,348
Consumer Products (0.6%):
Clorox Co.	524	32
Colgate-Palmolive Co.	1,882	136
Fortune Brands, Inc.	566	22
Newell Rubbermaid, Inc.	1,046	14
		204
Containers & Packaging (0.2%):
Ball Corp.	354	17
Bemis, Inc.	377	10
Owens-Illinois, Inc. (b)	634	22
Pactiv Corp. (b)	497	12
Sealed Air Corp.	598	11
		72
Cosmetics & Toiletries (2.3%):
Avon Products, Inc.	1,609	52
Estee Lauder Cos., Class A	437	16
International Flavors & Fragrances, Inc.	297	10
Kimberly-Clark Corp.	1,561	91
Procter & Gamble Co.	10,982	610
		779
Cruise Lines (0.1%):
Carnival Corp.	1,651	46

Data Processing (0.1%):
The Dun & Bradstreet Corp.	200	14
Total System Services, Inc.	743	11
		25
Distribution/Wholesale (0.3%):
Costco Wholesale Corp.	1,635	81
Fastenal Co.	487	17
		98

See notes to schedules of investments.

Security Description	Shares	Value

E-Commerce & Services (0.3%):
Amazon.com, Inc. (b)	1,214	$104
Monster Worldwide, Inc. (b)	475	6
		110
Electrical Equipment (0.4%):
Emerson Electric Co.	2,831	103
W.W. Grainger, Inc.	234	21
		124
Electronics (2.0%):
Amphenol Corp., Class A	645	21
FLIR Systems, Inc. (b)	566	12
General Electric Co.	39,901	535
Johnson Controls, Inc.	2,239	58
L-3 Communications Holdings, Inc.	439	33
Millipore Corp. (b)	209	15
Molex, Inc.	522	9
PerkinElmer, Inc.	439	8
		691
Engineering (0.2%):
Fluor Corp.	678	36
Jacobs Engineering Group, Inc. (b)	465	19
		55
Entertainment (0.5%):
The Walt Disney Co.	6,996	176

Environmental Control (0.3%):
Republic Services, Inc.	1,213	32
Stericycle, Inc. (b)	320	17
Waste Management, Inc.	1,854	52
		101
Financial & Insurance (0.0%):
MBIA, Inc. (b)	642	3

Financial Services (3.4%):
American Express Co.	4,474	127
Ameriprise Financial, Inc.	960	27
Capital One Financial Corp.	1,703	52
Citigroup, Inc.	20,772	66
CME Group, Inc.	250	70
Discover Financial Services	2,001	24
E*TRADE Financial Corp. (b)	3,795	6
Equifax, Inc.	476	12
Federated Investors, Inc., Class B	337	9
Goldman Sachs Group, Inc.	1,897	310
H&R Block, Inc.	1,280	21
IntercontinentalExchange, Inc. (b)	274	26
Janus Capital Group, Inc.	672	9
Legg Mason, Inc.	539	15
Marsh & McLennan Cos., Inc.	1,969	40
Mastercard, Inc., Class A	273	53
Morgan Stanley	5,093	145
NYSE Euronext	980	26
SLM Corp. (b)	1,761	16
T. Rowe Price Group, Inc.	963	45
The Nasdaq OMX Group, Inc. (b)	518	11
Western Union Co.	2,642	46
		1,156
Food Distributors, Supermarkets & Wholesalers (0.4%):
Kroger Co.	2,458	53
Safeway, Inc.	1,605	30
SUPERVALU, Inc.	797	12

See notes to schedules of investments.

Security Description	Shares	Value

Sysco Corp.	2,223	$53
		148
Food Processing & Packaging (1.5%):
Campbell Soup Co.	752	23
ConAgra, Inc.	1,685	33
Dean Foods Co. (b)	667	14
General Mills, Inc.	1,240	73
H.J. Heinz Co.	1,186	46
Hershey Foods Corp.	624	25
Hormel Foods Corp.	263	10
J.M. Smucker Co.	446	22
Kellogg Co.	951	45
Kraft Foods, Inc., Class A	5,549	157
McCormick & Co., Inc.	491	16
Sara Lee Corp.	2,621	28
Tyson Foods, Inc., Class A	1,138	13
		505
Forest Products & Paper (0.2%):
International Paper Co.	1,629	31
MeadWestvaco Corp.	645	12
Weyerhaeuser Co.	796	28
		71
Health Care (1.1%):
Coventry Health Care, Inc. (b)	559	13
DaVita, Inc. (b)	390	20
DENTSPLY International, Inc.	560	19
Humana, Inc. (b)	639	21
McKesson Corp.	1,023	52
Medtronic, Inc.	4,213	149
WellPoint, Inc. (b)	1,826	96
		370
Heavy Machinery (0.5%):
Caterpillar, Inc.	2,267	100
Deere & Co.	1,593	70
		170
Home Builders (0.0%):
Lennar Corp., Class A	532	6
Pulte Homes, Inc.	809	9
		15
Hospitals (0.0%):
Tenet Healthcare Corp. (b)	1,573	6

Hotels & Motels (0.2%):
Marriott International, Inc., Class A	1,118	24
Starwood Hotels & Resorts Worldwide, Inc.	703	17
Wynn Resorts Ltd. (b)	255	13
		54
Household Goods-Appliances, Furnishings & Electronics (0.1%):
Leggett & Platt, Inc.	591	10
Whirlpool Corp.	278	16
		26
Insurance (2.4%):
Aetna, Inc.	1,684	45
Aflac, Inc.	1,761	67
Allstate Corp.	2,021	54
American International Group, Inc.	506	7
Aon Corp.	1,043	41
Assurant, Inc.	444	11

See notes to schedules of investments.

Security Description	Shares	Value

Chubb Corp.	1,327	$61
CIGNA Corp.	1,028	29
Cincinnati Financial Corp.	613	15
Genworth Financial, Inc., Class A	1,632	11
Hartford Financial Services Group, Inc.	1,226	20
Lincoln National Corp.	1,116	24
Loews Corp.	1,361	41
MetLife, Inc.	3,084	105
Principal Financial Group	1,171	28
Progressive Corp. (b)	2,566	40
Prudential Financial, Inc.	1,744	77
The Travelers Cos., Inc.	2,206	95
Torchmark Corp.	312	12
UnumProvident Corp.	1,248	24
XL Capital Ltd., Class A	1,289	18
		825
Internet Business Services (1.9%):
Akamai Technologies, Inc. (b)	651	11
eBay, Inc. (b)	4,072	87
Expedia, Inc. (b)	793	16
Google, Inc., Class A (b)	905	401
Juniper Networks, Inc. (b)	1,971	51
McAfee, Inc. (b)	585	26
Symantec Corp. (b)	3,082	46
VeriSign, Inc. (b)	727	15
		653
Internet Service Provider (0.2%):
Yahoo!, Inc. (b)	5,256	75

Investment Companies (0.2%):
Franklin Resources, Inc.	568	50
Invesco Ltd.	1,550	31
		81
Lodging (0.0%):
Wyndham Worldwide Corp.	671	9

Machine-Diversified (0.3%):
Cummins Engine, Inc.	760	33
Dover Corp.	701	24
Flowserve Corp.	211	17
Rockwell Automation, Inc.	534	22
The Manitowoc Co., Inc.	491	3
		99
Manufacturing-Capital Goods (0.1%):
Cooper Industries Ltd.	627	21

Manufacturing-Diversified (0.3%):
Illinois Tool Works, Inc.	1,449	59
Leucadia National Corp. (b)	683	16
Parker Hannifin Corp.	605	27
		102
Manufacturing-Miscellaneous (0.9%):
3M Co.	2,616	184
Danaher Corp.	961	59
ITT Industries, Inc.	686	34
Pall Corp.	444	13
Textron, Inc.	1,013	14
		304
Media (0.8%):
News Corp., Class A	8,667	90
Scripps Networks Interactive, Class A	341	11

See notes to schedules of investments.

Security Description	Shares	Value

Time Warner, Inc.	4,508	$120
Viacom, Inc., Class B (b)	2,285	53
		274
Medical Services (1.0%):
Express Scripts, Inc. (b)	1,022	72
Laboratory Corp. of America Holdings (b)	408	27
Medco Health Solutions, Inc. (b)	1,818	96
Quest Diagnostics, Inc.	566	31
UnitedHealth Group, Inc.	4,482	126
		352
Medical Supplies (1.3%):
Baxter International, Inc.	2,280	129
Becton Dickinson & Co.	903	59
Boston Scientific Corp. (b)	5,676	61
C.R. Bard, Inc.	374	27
Intuitive Surgical, Inc. (b)	143	32
Patterson Cos., Inc. (b)	345	9
St. Jude Medical, Inc. (b)	1,305	49
Stryker Corp.	898	35
Varian Medical Systems, Inc. (b)	472	17
Zimmer Holdings, Inc. (b)	810	38
		456
Medical-Information Systems (0.0%):
IMS Health, Inc.	685	8

Mining (0.2%):
Newmont Mining Corp.	1,844	76

Motorcycles (0.1%):
Harley-Davidson, Inc.	883	20

Newspapers (0.0%):
Gannett Co., Inc.	876	6
New York Times Co., Class A	439	4
		10
Office Equipment & Supplies (0.3%):
Avery Dennison Corp.	425	11
Pitney Bowes, Inc.	778	16
Staples, Inc.	2,695	57
Xerox Corp.	3,258	27
		111
Oil & Gas Exploration-Production & Services (2.3%):
Anadarko Petroleum Corp.	1,881	91
Apache Corp.	1,263	106
Cabot Oil & Gas Corp.	391	14
Chesapeake Energy Corp.	2,123	45
Denbury Resources, Inc. (b)	938	16
Devon Energy Corp.	1,673	97
Diamond Offshore Drilling, Inc.	262	23
ENSCO International, Inc.	534	20
EOG Resources, Inc.	943	70
EQT Corp.	493	19
Murphy Oil Corp.	719	42
Nabors Industries Ltd. (b)	1,066	18
Noble Energy, Inc.	653	40
Pioneer Natural Resources Co.	429	12
Range Resources Corp.	590	27
Rowan Cos., Inc.	426	9
Southwestern Energy Co. (b)	1,295	54
XTO Energy, Inc.	2,184	88
		791

See notes to schedules of investments.

Security Description	Shares	Value

Oil Companies-Integrated (7.0%):
Chevron Corp.	7,553	$525
ConocoPhillips	5,582	244
Exxon Mobil Corp.	18,386	1,294
Hess Corp.	1,072	59
Marathon Oil Corp.	2,667	86
Occidental Petroleum Corp.	3,054	218
		2,426
Oil Marketing & Refining (0.2%):
Sunoco, Inc.	440	11
Tesoro Corp.	521	7
Valero Energy Corp.	2,096	37
		55
Oilfield Services & Equipment (1.5%):
Baker Hughes, Inc.	1,167	47
BJ Services Co.	1,101	16
Cameron International Corp. (b)	818	25
FMC Technologies, Inc. (b)	466	20
Halliburton Co.	3,380	75
National-Oilwell Varco, Inc. (b)	1,576	57
Schlumberger Ltd.	4,508	241
Smith International, Inc.	826	21
		502
Paint, Varnishes & Enamels (0.1%):
The Sherwin-Williams Co.	371	21

Pharmaceuticals (7.4%):
Abbott Laboratories	5,823	262
Allergan, Inc.	1,159	62
AmerisourceBergen Corp.	1,138	23
Bristol-Myers Squibb Co.	7,464	162
Cardinal Health, Inc.	1,357	45
Celgene Corp. (b)	1,734	99
Cephalon, Inc. (b)	278	16
Eli Lilly & Co.	3,810	133
Forest Laboratories, Inc. (b)	1,136	29
Hospira, Inc. (b)	605	23
Johnson & Johnson	10,384	632
King Pharmaceuticals, Inc. (b)	934	9
Merck & Co., Inc.	7,945	238
Mylan Laboratories, Inc. (b)	1,149	15
Pfizer, Inc.	25,426	405
Schering-Plough Corp.	6,135	163
Watson Pharmaceuticals, Inc. (b)	397	14
Wyeth	5,025	234
		2,564
Photography (0.0%):
Eastman Kodak Co.	1,011	3

Pipelines (0.4%):
El Paso Corp.	2,641	26
Questar Corp.	656	22
Spectra Energy Corp.	2,430	45
Williams Cos., Inc.	2,186	36
		129
Primary Metal & Mineral Production (0.3%):
Freeport-McMoRan Copper & Gold, Inc., Class B	1,551	93
Titanium Metals Corp.	321	3
		96
Publishing (0.2%):
McGraw-Hill Cos., Inc.	1,185	37

See notes to schedules of investments.

Security Description	Shares	Value

Meredith Corp.	136	$4
R.R. Donnelley & Sons Co.	773	11
The Washington Post Co., Class B	23	10
		62
Radio & Television (0.6%):
Comcast Corp., Class A	10,864	161
Time Warner Cable, Inc. (b)	1,328	44
		205
Railroads (0.9%):
Burlington Northern Santa Fe Corp.	1,049	83
CSX Corp.	1,475	59
Norfolk Southern Corp.	1,383	60
Union Pacific Corp.	1,899	109
		311
Real Estate Investment Trusts (1.0%):
Apartment Investment & Management Co., Class A	441	4
AvalonBay Communities, Inc.	301	17
Boston Properties, Inc.	522	28
Developers Diversified Realty Corp.	1	—
Equity Residential Properties Trust	1,032	25
HCP, Inc.	1,027	26
Health Care REIT, Inc.	419	17
Host Hotels & Resorts, Inc.	2,265	21
Kimco Realty Corp.	1,220	12
Plum Creek Timber Co., Inc.	613	19
ProLogis	1,668	15
Public Storage, Inc.	473	34
Simon Property Group, Inc.	1,054	59
Ventas, Inc.	590	21
Vornado Realty Trust	598	30
		328
Real Estate Services (0.0%):
CB Richard Ellis Group, Inc., Class A (b)	892	10

Restaurants (1.0%):
Darden Restaurants, Inc.	517	17
McDonald’s Corp.	4,157	229
Starbucks Corp. (b)	2,773	49
Yum! Brands, Inc.	1,739	61
		356
Retail (0.4%):
Target Corp.	2,835	124

Retail-Apparel/Shoe (0.1%):
Abercrombie & Fitch Co., Class A	331	10
Gap, Inc.	1,733	28
Limited Brands, Inc.	1,018	13
		51
Retail-Department Stores (0.4%):
J.C. Penney Co., Inc.	885	27
Kohl’s Corp. (b)	1,151	56
Macy’s, Inc.	1,585	22
Nordstrom, Inc.	603	16
Sears Holdings Corp. (b)	203	13
		134
Retail-Discount (1.4%):
Big Lots, Inc. (b)	311	7
Family Dollar Stores, Inc.	528	17
TJX Cos., Inc.	1,558	57

See notes to schedules of investments.

Security Description	Shares	Value

Wal-Mart Stores, Inc.	8,409	$419
		500
Retail-Drug Stores (0.9%):
CVS Caremark Corp.	5,486	184
Walgreen Co.	3,737	116
		300
Retail-Food (0.0%):
Whole Foods Market, Inc. (b)	529	13

Retail-Specialty Stores (1.3%):
AutoZone, Inc. (b)	136	21
Bed Bath & Beyond, Inc. (b)	978	34
Best Buy Co., Inc.	1,286	48
GameStop Corp., Class A (b)	620	13
Lowe’s Cos., Inc.	5,563	125
Office Depot, Inc. (b)	1,035	5
RadioShack Corp.	471	7
The Home Depot, Inc.	6,391	166
Tiffany & Co.	468	14
		433
Rubber & Rubber Products (0.0%):
Goodyear Tire & Rubber Co. (b)	911	16

Savings & Loans (0.1%):
Hudson City Bancorp, Inc.	1,965	28
People’s United Financial, Inc.	1,312	21
		49
Schools & Educational Services (0.1%):
Apollo Group, Inc. (b)	406	28
DeVry, Inc.	232	12
		40
Semiconductors (2.6%):
Advanced Micro Devices, Inc. (b)	2,112	8
Altera Corp.	1,106	21
Analog Devices, Inc.	1,097	30
Applied Materials, Inc.	5,023	69
Broadcom Corp., Class A (b)	1,611	45
Intel Corp.	21,044	405
JDS Uniphase Corp. (b)	831	5
KLA-Tencor Corp.	640	20
Linear Technology Corp.	837	22
LSI Logic Corp. (b)	2,445	13
MEMC Electronic Materials, Inc. (b)	842	15
Microchip Technology, Inc.	689	19
Micron Technology, Inc. (b)	3,190	20
National Semiconductor Corp.	735	11
Novellus Systems, Inc. (b)	368	7
NVIDIA Corp. (b)	2,058	27
QLogic Corp. (b)	448	6
Teradyne, Inc. (b)	652	5
Texas Instruments, Inc.	4,798	115
Xilinx, Inc.	1,038	23
		886
Software & Computer Services (4.1%):
Adobe Systems, Inc. (b)	1,973	64
Affiliated Computer Services, Inc., Class A (b)	368	18
Autodesk, Inc. (b)	861	19
Automatic Data Processing, Inc.	1,890	70
BMC Software, Inc. (b)	697	24
CA, Inc.	1,486	31
Citrix Systems, Inc. (b)	682	24

See notes to schedules of investments.

Security Description	Shares	Value

Cognizant Technology Solutions Corp., Class A (b)	1,101	$33
Compuware Corp. (b)	912	7
Electronic Arts, Inc. (b)	1,217	26
Fiserv, Inc. (b)	586	28
Intuit, Inc. (b)	1,217	36
Microsoft Corp.	28,839	678
Novell, Inc. (b)	1,301	6
Oracle Corp.	14,271	316
Red Hat, Inc. (b)	710	16
Salesforce.com, Inc. (b)	400	17
		1,413
Staffing (0.0%):
Robert Half International, Inc.	576	14

Steel (0.4%):
AK Steel Holding Corp.	412	8
Allegheny Technologies, Inc.	369	10
Nucor Corp.	1,184	53
Precision Castparts Corp.	528	42
United States Steel Corp.	540	21
		134
Telecommunications (0.1%):
Ciena Corp. (b)	343	4
Frontier Communications Corp.	1,177	8
Qwest Communications International, Inc.	5,574	22
		34
Telecommunications-Services & Equipment (1.7%):
Agilent Technologies, Inc. (b)	1,294	30
American Tower Corp., Class A (b)	1,498	51
Corning, Inc.	5,855	100
Harris Corp.	499	16
Jabil Circuit, Inc.	805	7
MetroPCS Communications, Inc. (b)	950	11
Motorola, Inc.	8,638	62
QUALCOMM, Inc.	6,236	288
Tellabs, Inc. (b)	1,491	9
		574
Television (0.2%):
CBS Corp., Class B	2,560	21
The DIRECTV Group, Inc. (b)	1,975	51
		72
Tobacco (1.6%):
Altria Group, Inc.	7,791	136
Lorillard, Inc.	634	47
Philip Morris International, Inc.	7,391	344
Reynolds American, Inc.	637	28
		555
Tools & Hardware Manufacturing (0.1%):
Black & Decker Corp.	227	8
Snap-on, Inc.	217	8
Stanley Works	298	12
		28
Toys (0.1%):
Hasbro, Inc.	469	12
Mattel, Inc.	1,351	24
		36
Transportation Services (1.0%):
C.H. Robinson Worldwide, Inc.	639	35

See notes to schedules of investments.

Security Description	Shares	Value

Expeditors International of Washington, Inc.	800	$27
FedEx Corp.	1,173	80
United Parcel Service, Inc., Class B	3,749	201
		343
Trucking & Leasing (0.0%):
Ryder Systems, Inc.	211	7

Utilities-Electric (3.5%):
AES Corp. (b)	2,512	32
Allegheny Energy, Inc.	638	16
Ameren Corp.	805	21
American Electric Power Co.	1,796	56
CenterPoint Energy, Inc.	1,316	16
CMS Energy Corp.	855	11
Consolidated Edison Co. of New York, Inc.	1,034	41
Constellation Energy Group, Inc.	751	22
Dominion Resources, Inc.	2,223	75
DTE Energy Co.	617	21
Duke Energy Corp.	4,850	75
Dynegy, Inc., Class A (b)	1,909	4
Edison International	1,228	40
Entergy Corp.	739	59
Exelon Corp.	2,482	126
FirstEnergy Corp.	1,149	47
FPL Group, Inc.	1,548	88
Integrys Energy Group, Inc.	288	10
NiSource, Inc.	1,035	13
Northeast Utilities	660	15
Pepco Holdings, Inc.	829	12
PG&E Corp.	1,388	56
Pinnacle West Capital Corp.	381	12
PPL Corp.	1,417	48
Progress Energy, Inc.	1,051	41
Public Service Enterprise Group, Inc.	1,907	62
SCANA Corp.	459	16
Southern Co.	2,948	93
TECO Energy, Inc.	802	11
Wisconsin Energy Corp.	441	19
Xcel Energy, Inc.	1,717	34
		1,192
Utilities-Natural Gas (0.2%):
NICOR, Inc.	170	6
Sempra Energy	920	48
		54
Utilities-Telecommunications (3.0%):
AT&T, Inc.	22,231	583
CenturyTel, Inc.	1,115	35
Sprint Nextel Corp. (b)	10,819	43
Verizon Communications, Inc.	10,703	343

See notes to schedules of investments.

Security Description	Shares	Value

Windstream Corp.	1,646	$15
		1,019

Total Common Stocks (Cost $16,242)		32,632

Investment Companies (1.5%)
SPDR Trust Series I	5,395	533

Total Investment Companies (Cost $764)		533

Total Investments (Cost $17,887) — 98.8%		34,046

Other assets in excess of liabilities — 1.2%		418

NET ASSETS — 100.0%		$34,464

(a)		Rate represents the effective yield at purchase.

(b)		Non-income producing security.

(c)		Investment in affiliate and represents 0.0% of net assets.

REIT	—	Real Estate Investment Trust

	Number of Contracts	Value
Futures Contracts (11.4%)
S&P 500 Index, expiring September 19, 2009	16	$3,938

Total Futures Contracts (Cost $3,742)		$3,938

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Tax-Free Money Market Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (95.5%)
Alabama (1.1%):
Mobile Industrial Development Board Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 0.37% (a), 6/1/32, LOC Bayerische Landesbank	$3,200	$3,200

California (1.8%):
State Department of Water Resources Supply Revenue, Sub-Series I2, 0.22% (a), 5/1/22, LOC Landesbank Hessen-Thueringen Girozentrale	590	590
Statewide Communities Development Authority Revenue, Sea Crest School, Inc., 0.54% (a), 8/1/38, LOC Comerica Bank	4,500	4,500
		5,090
Colorado (3.3%):
Commerce City, Northern Infrastructure General Improvement, GO, 0.41% (a), 12/1/28, LOC U.S. Bank N.A.	5,000	5,000
Health Facilities Authority Revenue, Craig Hospital Project, 0.34% (a), 12/1/20, LOC Wells Fargo Bank N.A.	4,270	4,270
		9,270
Delaware (1.0%):
State Economic Development Authority Revenue, YMCA Delaware Project, 0.35% (a), 5/1/36, LOC PNC Bank N.A.	2,900	2,900

District of Columbia (5.6%):
District of Columbia, GO, Series C, 0.75% (a), 6/1/27, LOC Dexia Credit Local	15,450	15,450
State Revenue, Lowell School, Inc. Project, 0.59% (a), 10/1/23, LOC Wachovia Bank N.A.	300	300
		15,750
Florida (5.0%):
Florida Development Finance Corp. Industrial Development Revenue, 4504 30th Street West LLC Project, 0.57% (a), 9/1/27, LOC Branch Banking & Trust, AMT	3,250	3,250
Hillsborough County Industrial Development Authority Revenue, Tampa Metropolitan Area YMCA, Inc. Project, 0.42% (a), 3/1/25, LOC Bank of America N.A.	3,350	3,350
Miami-Dade County Educational Facilities Authority Revenue, Florida Memorial College Project, 0.40% (a), 10/1/27, LOC Bank of America N.A.	2,205	2,205
Orange County Industrial Development Authority Revenue, Lake Highland School, Inc., 0.40% (a), 8/1/32, LOC Bank of America N.A.	1,450	1,450
Sunshine State Government Financing Commission Revenue, 0.70% (a), 7/1/16, LOC Dexia Credit Local	3,900	3,900
		14,155
Georgia (0.8%):
Jasper County Development Authority Industrial Development Revenue, Permatherm, Inc. Project, 0.57% (a), 10/1/22, LOC Branch Banking & Trust, AMT	2,155	2,155

Idaho (0.6%):
Hailey Industrial Development Corp. Revenue, Rocky Mountain Hardware, Inc. Project, 0.59% (a), 9/1/31, LOC Wells Fargo Bank N.A., AMT	1,690	1,690

Illinois (10.3%):
Development Finance Authority, IDR, Industrial Steel Construction, Inc. Project, 1.50% (a), 7/15/23, LOC Bank One N.A., AMT (b)	2,710	2,710
Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.40% (a), 11/1/37, LOC LaSalle Bank N.A.	2,500	2,500
Finance Authority Revenue, YMCA Metro Chicago Project, 0.38% (a), 6/1/34, LOC Harris Trust & Savings Bank	5,000	5,000
Galesburg, Knox College Project, 0.40% (a), 3/1/31, LOC LaSalle National Bank N.A.	5,000	5,000
Glendale Heights, IDR, Hudapack Metal Project, 1.50% (a), 9/1/18, LOC Bank One Wisconsin, AMT	1,765	1,765

See notes to schedules of investments.

Security Description	Principal Amount	Value

Hanover Park, IDR, Spectra-Tech, Inc. Project, 1.00% (a), 8/1/17, LOC Harris Trust & Savings Bank, AMT	$785	$785
Health Facilities Authority Revenue, Riverside Health System, Series B, 0.35% (a), 11/15/16, LOC LaSalle National Bank N.A.	3,665	3,665
International Port District Revenue, 0.95% (a), 1/1/23, LOC LaSalle National Bank N.A.	2,000	2,000
Lake County, IDR, Northpoint Associates LLC Project, 0.50% (a), 7/1/29, LOC Northern Trust Co., AMT	2,200	2,200
West Chicago, IDR, Liquid Container Project, 0.47% (a), 3/1/15, LOC Bank of America N.A.	2,325	2,325
Yorkville, IDR, Wheaton & Co., Inc. Project, 1.50% (a), 4/1/16, LOC Bank One N.A., AMT (b)	1,200	1,200
		29,150
Indiana (6.5%):
Elkhart County, EDR, Hinsdale Farms Ltd. Project, 1.50% (a), 10/1/17, LOC Bank One N.A., AMT	1,875	1,875
Fort Wayne, EDR, PHD, Inc. Project, 1.50% (a), 5/1/15, LOC Wells Fargo Bank N.A., AMT	1,400	1,400
Hammond, EDR, Douglas Pointe III Associates LLC, Series A, 0.70% (a), 4/1/31, LOC Federal Home Loan Bank, AMT	2,735	2,735
Health Facility Financing Authority Revenue, Clark Memorial Hospital Project, 0.38% (a), 12/1/21, LOC JPMorgan Chase Bank	3,020	3,020
Health Facility Financing Authority Revenue, Crossroads Rehabilitation Center Project, 1.10% (a), 7/1/24, LOC Bank One N.A.	1,410	1,410
Municipal Power Agency, Power Supply Systems Revenue, Series A, 0.47% (a), 1/1/18, LOC Dexia Credit Local	2,000	2,000
Noblesville, Rivers Edge Apartments Project, 0.88% (a), 7/1/22, LOC Bank One Indianapolis (b)	2,100	2,100
State Development Finance Authority Revenue, EDR, Bhar Associates, Inc. Project, 1.50% (a), 8/1/16, LOC Bank One Indiana N.A., AMT	985	985
State Development Finance Authority Revenue, Educational Facilities, Model Aeronautics, 0.88% (a), 1/1/21, LOC Bank One Indiana N.A.	2,800	2,800
		18,325
Kentucky (2.0%):
Fulton County Industrial Building Revenue, Burke-Parsons-Bowlby Corp., 0.57% (a), 7/1/26, LOC Branch Banking & Trust, AMT	3,800	3,800
Laurel County Revenue, Bluegrass holdings LLC, Series A, 0.49% (a), 5/1/33, LOC Wells Fargo Bank N.A., AMT	2,000	2,000
Williamstown League of Cities Funding Trust Lease Revenue, Series A, 0.30% (a), 7/1/38, LOC U.S. Bank N.A.	5	5
		5,805
Maine (0.9%):
Auburn Revenue Obligation Securities, Morse Brothers, Inc. Project, 0.67% (a), 6/1/21, LOC Bank of America N.A., AMT	2,670	2,670

Maryland (2.0%):
State Economic Development Corp., EDR, Maryland Soccer Foundation, Inc. Project, 0.40% (a), 11/1/25, LOC Bank of America N.A.	2,430	2,430
State Health & Higher Educational Facilities Authority Revenue, Glen Meadows Retirement Community, Series A, 0.55% (a), 7/1/29, LOC Wachovia Bank N.A.	3,340	3,340
		5,770
Massachusetts (0.7%):
State Industrial Finance Agency, IDR, L.B. Foster Co., 0.80% (a), 3/1/13, LOC PNC Bank N.A., AMT	2,045	2,045

Michigan (8.4%):
Michigan State Strategic Fund, 0.85% (a), 8/1/19, Comerica Bank	2,000	2,000
State Higher Educational Facilities, 0.65% (a), 5/1/33, Comerica Bank (b)	2,270	2,270
State Hospital Financial Authority Revenue, Crittention Hospital Medical Center, Series A, 0.50% (a), 3/1/30, LOC Comerica Bank	6,300	6,300

See notes to schedules of investments.

Security Description	Principal Amount	Value

State Strategic Fund Limited Obligation Revenue, Non-Ferrous Cast Alloys Project, 1.50% (a), 3/1/19, LOC Bank One Michigan, AMT	$800	$800
State Strategic Fund Ltd
0.65% (a), 2/1/10, Comerica Bank	2,800	2,800
0.65% (a), 8/1/30, Comerica Bank (b)	5,755	5,755
State Strategic Fund Ltd Obligation Revenue
0.65% (a), 7/1/27, Comerica Bank	1,145	1,145
0.65% (a), 6/1/35, Comerica Bank	2,875	2,875
		23,945
Minnesota (1.6%):
New Brighton, IDR, Donatelle Holdings Project, 0.59% (a), 5/1/12, LOC Wells Fargo Bank N.A., AMT	1,150	1,150
State Higher Education Facilities Authority Revenue, University of St. Thomoas, Series 5Z, 0.34% (a), 10/1/29, LOC Comerica Bank	3,500	3,500
		4,650
Missouri (4.8%):
Kansas City Special Obligation, Series F, 0.47% (a), 4/15/25, LOC Dexia Credit Local	2,000	2,000
Kansas City, IDR, Century Avenue Association, 1.15% (a), 12/1/11, LOC Bank of America N.A., AMT	4,900	4,900
St. Charles County Industrial Development Authority Revenue, Cedar Ridge Project, 0.37% (a), 5/15/31, FNMA	1,480	1,480
State Health & Educational Facilities Authority Revenue, Assemblies of God College, 0.40% (a), 5/1/26, LOC Bank of America N.A.	2,495	2,495
State Health & Educational Facilities Authority Revenue, Deaconess Long Term Care, Series B, 0.40% (a), 5/15/30, LOC JPMorgan Chase Bank	2,675	2,675
		13,550
New Jersey (1.2%):
Economic Development Authority Revenue, Visiting Nurse Association, 0.34% (a), 6/1/31, LOC Sun Bank N.A.	3,500	3,500

New York (2.7%):
Long Island Power Authority, Electricity Systems Revenue, Series 2 Sub-Series 2B, 0.35% (a), 5/1/33, LOC Bayerische Landesbank	7,605	7,605

North Carolina (1.3%):
Capital Facilities Finance Agency Revenue, Goodwill Industries of Central North Carolina, Inc., 0.42% (a), 12/1/24, LOC Bank of America N.A.	1,265	1,265
North Carolina Housing Finance Agency Revenue, Appalachian Student Housing Corp., Series A, 0.40% (a), 7/1/31, LOC Wachovia Bank N.A.	2,495	2,495
		3,760
Ohio (10.6%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare, Series D, 0.37% (a), 10/1/31, LOC Wachovia Bank N.A.	3,000	3,000
Brecksville-Broadview Heights City School District, 1.50%, 5/13/10	1,949	1,954
Canal Winchester Local School District, GO, BAN, Series B, 3.63%, 11/24/09	255	256
Canal Winchester Local School District, School Facilities Construction, GO, BAN, Series A, 3.63%, 11/24/09	2,845	2,853
Green County, 1.63%, 5/14/10	1,800	1,808
Hancock County, GO, BAN, Series 2, 3.50%, 11/5/09	3,649	3,656
Lyndhurst Economic Development Revenue, Hawken School Project, 0.35% (a), 5/1/27, LOC National City Bank	4,680	4,680
Medina City School District, BAN, GO, 2.63%, 5/20/10	250	251
Montgomery Country Cultural Facilities Revenue, Dayton Art Institute Project, 0.40% (a), 9/1/21, LOC U.S. Bank N.A.	3,115	3,115
Muskingum County, GO, BAN, 2.38%, 9/24/09	1,225	1,226
New Albany, GO, BAN, 2.25%, 8/3/10 (c)	1,860	1,885
Portage County Health Care Facilities Revenue, 2.38% (a), 2/1/17, National City Bank	1,565	1,565
Shaker Heights, GO, BAN, 1.75%, 5/7/10	865	869

See notes to schedules of investments.

Security Description	Principal Amount	Value

State Solid Waste Revenue, BP Exploration & Oil Project, 0.38% (a), 8/1/34, AMT	$50	$50
Tallmadge Ohio Bond Antic, 2.00%, 6/2/10	1,900	1,913
Wapakoneta City School District, GO, BAN, 1.85%, 5/25/10	1,000	1,005
		30,086
Oregon (0.5%):
Port of Portland, IDR, Ash Grove Cement Co. Project, 0.45% (a), 10/1/09, LOC Bank of America N.A.	1,350	1,350

Pennsylvania (6.2%):
Allegheny County Industrial Development Authority Revenue, Oakland Catholic High School, 0.35% (a), 6/1/38, LOC PNC Bank N.A. (d)	2,125	2,125
Benzinger Township Hospital Authority, Elk Regional Health System, 0.35% (a), 12/1/30, LOC PNC Bank N.A.	1,400	1,400
Delaware Valley Regional Financial Authority Revenue
Series A
1.50% (a), 12/1/19, LOC Bayerische Landesbank	3,400	3,400
Series B
1.50% (a), 12/1/20, LOC Bayerische Landesbank	3,100	3,100
Economic Development Financing Authority Revenue, Philadelphia Area, Series J1, 0.35% (a), 11/1/30, LOC PNC Bank N.A.	1,700	1,700
Emmaus General Authority Revenue, Series H21, 0.37% (a), 3/1/24, LOC U.S. Bank N.A.	1,500	1,500
Luzerne County, IDR, YMCA Wilkes-Barre Project, 0.40% (a), 10/1/31, LOC PNC Bank N.A.	4,435	4,435
		17,660
South Carolina (2.4%):
Jobs Economic Development Authority, EDR, Community YMCA of Rock Hill Project, 0.40% (a), 11/1/24, LOC Bank of America N.A.	2,725	2,725
South Carolina Jobs Economic Development Authority Revenue, Wuref Development LLC Project, Series A, 0.39% (a), 7/1/33, LOC Wachovia Bank N.A.	4,100	4,100
		6,825
Tennessee (1.2%):
Hamilton County Industrial Development Board, IDR, Tennessee Aquarium, 0.40% (a), 3/1/15, LOC Bank of America N.A. (b)	3,400	3,400

Texas (1.7%):
Northside Independent School District, GO, Series A, 2.00%, 8/1/33, Callable 8/1/09 @ 100, PSF-GTD	4,500	4,500
Southwest Higher Education Authority, Inc. Revenue, Southern Methodist University, 0.40% (a), 7/1/15, LOC Landesbank Hessen-Thueringen Girozentrale	400	400
		4,900
Utah (0.8%):
Emery County Pollution Control Revenue, Pacificorp Project, 0.38% (a), 7/1/15, LOC BNP Paribas	2,400	2,400

Virginia (0.7%):
Virginia Small Business Financing Authority Revenue, Industrial Development BSL Project, 0.47% (a), 7/1/24, LOC Branch Banking & Trust, AMT	2,050	2,050

Washington (3.6%):
King County Housing Authority Revenue, Landmark Apartments Project, 0.40% (a), 7/1/42, LOC Bank of America NT & S.A.	3,200	3,200
Washington State Economic Develpoment Finance Authority Revenue, Woods Realty LLC Project, Series D, 0.49% (a), 1/1/33, LOC U.S. Bank N.A., AMT	7,000	7,000
		10,200

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

West Virginia (1.7%):
Weirton Municipal Hospital Building Commission Hospital Revenue, Weirton Medical Center, Inc., 0.35% (a), 12/1/31, LOC PNC Bank N.A.	$4,715	$4,715

Wisconsin (4.5%):
Fort Atkinson, IDR, Lorman Iron & Metal, 3.00% (a), 12/1/11, LOC Bank One N.A., AMT	480	480
Franklin Public School District, Tax & Revenue Anticipation Promissory Notes, 4.00%, 9/11/09	3,200	3,202
Lawrence, IDR, R. Lewis & R. Lewis LLC Project, 1.50% (a), 8/1/27, LOC Bank One N.A., AMT	1,000	1,000
Maple Dale-Indian Hill School District, GO, Tax & Revenue Anticipation Promissory Notes, 2.50%, 8/27/09	3,000	3,001
Marinette School District, GO, Tax & Revenue Anticipation Promissory Notes, 3.75%, 8/7/09	2,000	2,000
Minocqua Hazelhurst Joint School District No. 1, GO, Tax & Revenue Anticipation Promissory Notes, 2.45%, 10/8/09	1,000	1,000
Wisconsin Rapids School District, Revenue, Tax & Revenue Anticipation Promissory Notes, 3.50%, 9/22/09	2,000	2,001
		12,684

Total Municipal Bonds (Amortized Cost $271,255)		271,255

Investment Companies (5.0%)
BlackRock Liquidity Funds MuniFund Portfolio, 0.36% (e)	14,110,350	14,110

Total Investment Companies (Amortized Cost $14,110)		14,110

Total Investments (Amortized Cost $285,365) (f) — 100.5%		285,365

Liabilities in excess of other assets — (0.5)%		(1,320)

NET ASSETS — 100.0%		$284,045

(a)		Variable or Floating Rate Security. Rate disclosed is as of 7/31/09.

(b)

Rule 144A security or other security which is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)		Security purchased on a “when-issued” basis.

(d)		All or a portion of this security has been segregated as collateral for securities purchased on a when—issued basis.

(e)		Rate periodically changes. Rate disclosed is the daily yield on 7/31/09.

(f)		Represents cost for financial reporting and federal income tax purposes.

AMT	—	Subject to alternative minimum tax

BAN	—	Bond Anticipation Note

EDR	—	Economic Development Revenue

FNMA	—	Insured by Federal National Mortgage Association

GO	—	General Obligation

IDR	—	Industrial Development Revenue

LLC	—	Limited Liability Co.

LOC	—	Letter of Credit

PSF-GTD	—	Public School Fund Guaranteed

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Value Fund	July 31, 2009
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Commercial Paper (0.3%)
General Electric Co., 0.19% (a), 8/3/09	$344	$344

Total Commercial Paper (Amortized Cost $344)		344

Common Stocks (99.7%)
Advertising (0.2%):
Interpublic Group of Cos., Inc. (b)	60,000	313

Aerospace/Defense (0.6%):
BE Aerospace, Inc. (b)(c)	47,000	760

Aluminum (0.3%):
Alcoa, Inc. (c)	37,000	435

Automotive Parts (1.7%):
BorgWarner, Inc. (c)	10,000	332
Eaton Corp. (c)	35,000	1,817
		2,149
Banks (8.2%):
Bank of America Corp. (c)	200,000	2,958
Comerica, Inc.	38,000	906
JPMorgan Chase & Co.	89,000	3,440
U.S. Bancorp	26,000	530
Wells Fargo & Co. (c)	106,000	2,593
		10,427
Chemicals (0.8%):
Celanese Corp., Series A (c)	19,000	488
Potash Corp. of Saskatchewan, Inc. (c)	6,000	558
		1,046
Commercial Services (1.0%):
Cintas Corp.	53,000	1,335

Computers & Peripherals (2.4%):
Cisco Systems, Inc. (b)	43,000	946
EMC Corp. (b)	143,000	2,154
		3,100
Containers & Packaging (0.5%):
Sealed Air Corp. (c)	37,000	680

Cosmetics & Toiletries (0.8%):
Procter & Gamble Co.	19,000	1,055

Electronics (5.3%):
Avnet, Inc. (b)(c)	60,000	1,464
General Electric Co.	184,000	2,466
Johnson Controls, Inc. (c)	70,000	1,812
Molex, Inc. (c)	56,000	994
		6,736
Financial Services (6.2%):
Ameriprise Financial, Inc. (c)	66,000	1,835
Goldman Sachs Group, Inc. (c)	11,300	1,845
Legg Mason, Inc.	61,000	1,717
Morgan Stanley (c)	56,000	1,596
NYSE Euronext (c)	34,000	916
		7,909
Food Distributors, Supermarkets & Wholesalers (0.6%):
Safeway, Inc.	40,000	757

See notes to schedules of investments.

Security Description	Shares	Value

Food Processing & Packaging (0.8%):
H.J. Heinz Co.	26,000	$1,000

Heavy Machinery (2.0%):
AGCO Corp. (b)	31,000	975
Deere & Co.	35,000	1,531
		2,506
Home Builders (1.5%):
Lennar Corp., Class A (c)	81,000	959
Pulte Homes, Inc. (c)	83,000	944
		1,903
Insurance (4.0%):
ACE Ltd.	34,000	1,668
Aetna, Inc.	40,000	1,079
Chubb Corp.	24,000	1,108
The Travelers Cos., Inc.	28,000	1,206
		5,061
Internet Business Services (0.8%):
eBay, Inc. (b)(c)	49,000	1,041

Investment Companies (1.6%):
Invesco Ltd.	104,000	2,054

Lodging (0.7%):
Wyndham Worldwide Corp. (c)	63,000	879

Manufacturing-Diversified (2.1%):
Illinois Tool Works, Inc.	31,000	1,257
Parker Hannifin Corp. (c)	19,000	841
Tyco International Ltd.	21,000	635
		2,733
Media (3.1%):
News Corp., Class A	208,000	2,149
Time Warner, Inc.	70,000	1,866
		4,015
Medical Services (1.6%):
UnitedHealth Group, Inc.	71,000	1,992

Minerals (2.1%):
BHP Billiton Ltd., ADR (c)	43,000	2,707

Mining (3.3%):
Barrick Gold Corp.	42,000	1,466
Goldcorp, Inc. (c)	38,550	1,453
Newmont Mining Corp.	30,000	1,240
		4,159
Office Equipment & Supplies (1.5%):
Pitney Bowes, Inc.	54,000	1,115
Xerox Corp.	98,000	803
		1,918
Oil & Gas Exploration-Production & Services (9.4%):
Anadarko Petroleum Corp.	37,000	1,783
Apache Corp.	38,000	3,190
Chesapeake Energy Corp. (c)	37,000	793
Devon Energy Corp. (c)	39,000	2,266
Transocean Ltd. (b)	15,000	1,195
Unit Corp. (b)	30,000	951
XTO Energy, Inc.	47,000	1,891
		12,069

See notes to schedules of investments.

Security Description	Shares	Value

Oil Companies-Integrated (6.1%):
Chevron Corp.	40,000	$2,779
Exxon Mobil Corp.	71,000	4,997
		7,776
Oilfield Services & Equipment (2.8%):
Halliburton Co.	79,000	1,745
Noble Corp.	31,000	1,049
Weatherford International Ltd. (b)	43,000	807
		3,601
Pharmaceuticals (7.4%):
Eli Lilly & Co.	69,000	2,408
Johnson & Johnson	24,000	1,461
Merck & Co., Inc. (c)	106,000	3,181
Pfizer, Inc.	155,000	2,469
		9,519
Publishing (0.6%):
R.R. Donnelley & Sons Co.	51,000	709

Railroads (2.1%):
Kansas City Southern (b)(c)	56,000	1,137
Union Pacific Corp.	26,000	1,496
		2,633
Real Estate Investment Trusts (0.6%):
Host Hotels & Resorts, Inc. (c)	88,000	799

Restaurants (0.9%):
Burger King Holdings, Inc.	69,000	1,174

Retail-Drug Stores (1.6%):
CVS Caremark Corp.	61,000	2,042

Retail-Specialty Stores (1.2%):
Lowe’s Cos., Inc.	67,000	1,505

Semiconductors (1.9%):
Intersil Corp., Class A (c)	35,000	503
Micron Technology, Inc. (b)(c)	304,000	1,943
		2,446
Software & Computer Services (1.3%):
Microsoft Corp.	71,000	1,670

Tobacco (0.8%):
Philip Morris International, Inc.	21,000	979

Utilities-Electric (5.2%):
Ameren Corp.	24,000	610
Dominion Resources, Inc. (c)	36,000	1,217
Edison International	44,000	1,422
Exelon Corp.	26,000	1,322
NRG Energy, Inc. (b)	20,000	544
Public Service Enterprise Group, Inc.	28,000	909
Southern Co.	21,000	660
		6,684
Utilities-Telecommunications (4.1%):
AT&T, Inc.	141,000	3,699

See notes to schedules of investments.

Security Description	Principal Amount	Value

Verizon Communications, Inc.	49,000	$1,571
		5,270

Total Common Stocks (Cost $119,191)		127,546

Short-Term Securities Held as Collateral for Securities Lending (25.4%)
Pool of various securities for Victory Funds	$32,632	32,575

Total Short-Term Securities Held as Collateral for Securities Lending (Amortized Cost $32,632)		32,575

Total Investments (Cost $152,167) — 125.4%		160,465

Liabilities in excess of other assets — (25.4)%		(32,535)

NET ASSETS — 100.0%		$127,930

(a)	Rate represents the effective yield at purchase.

(b)	Non-income producing security.

(c)	A portion or all of the security was held on loan.

ADR	American Depositary Receipt

See notes to schedules of investments.

The Victory Portfolios

Notes to Schedules of Portfolio Investments

July 31, 2009 (Unaudited)

1.   Federal Tax Information:

At July 31, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows (amounts in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Balanced Fund	$104,000	8,711	(10,899)	(2,188)
Core Bond Fund	154,042	4,390	(19,464)	(15,074)
Diversified Stock Fund	4,192,448	451,369	(160,130)	291,239
Established Value Fund	345,584	47,662	(7,622)	40,040
Financial Reserves Fund	563,778	1,940	(1,434)	506
Fund for Income	321,899	8,831	(4,919)	3,912
Institutional Money Market Fund	1,903,842	5,821	(4,300)	1,521
International Fund	42,491	8,360	(443)	7,917
International Select Fund	42,006	8,554	(718)	7,836
Investment Grade Convertible Fund	30,181	2,477	(2,693)	(216)
Large Cap Growth Fund	49,822	11,543	(1,818)	9,725
National Municipal Bond Fund	107,671	4,504	(121)	4,383
Ohio Municipal Bond Fund	111,996	7,284	(31)	7,253
Prime Obligations Fund	638,941	6,209	(4,586)	1,623
Small Company Opportunity Fund	490,496	40,717	(32,837)	7,880
Special Value Fund	1,294,173	160,213	(173,919)	(13,706)
Stock Index Fund	20,596	18,200	(4,750)	13,450
Value Fund	159,169	16,577	(15,281)	1,296

2.   Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust presently offers shares of 22 series portfolios (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price. If there are no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less and investments of the Money Market Funds are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices.  Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated.  In the event of an increase or decrease greater then predetermined levels, the International Fund and International Select Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Effective November 1, 2008, the Funds began applying the standard established under Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various inputs used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities.

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.).

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2009, while the breakdown by category, of common stocks is disclosed in the Schedules of Portfolio Investments (amounts in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Significant Unobservable Inputs	Total
Fund Name	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Investments in Securities	Other Financial Investments*

Balanced Fund
Collateralized Mortgage Obligations	$—	$—	$1,975	$—	$—	$1,975	$—
Commercial Paper	—	—	6,829	—	—	6,829	—
Common Stocks	58,701	—	—	—	—	58,701	—
Corporate Bonds	—	—	13,950	—	—	13,950	—
Municipal Bonds	—	—	201	—	—	201	—
U.S. Government Agency Securities	—	—	465	—	—	465	—
U.S. Government Mortgage Backed Agencies	—	—	7,991	—	—	7,991	—
U.S. Treasury Obligations	—	—	4,176	—	—	4,176	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	7,449	—	75	7,524	—
Total	58,701	—	43,036	—	75	101,812	—

Core Bond Fund
Collateralized Mortgage Obligations	—	—	8,350	—	—	8,350	—
Commercial Paper	—	—	6,451	—	—	6,451	—
Corporate Bonds	—	—	63,036	—	—	63,036	—
Municipal Bonds	—	—	727	—	—	727	—
U.S. Government Agency Securities	—	—	2,440	—	—	2,440	—
U.S. Government Mortgage Backed Agencies	—	—	32,906	—	—	32,906	—
U.S. Treasury Obligations	—	—	16,833	—	—	16,833	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	8,144	—	81	8,225	—
Total	—	—	138,887	—	81	138,968	—

Diversified Stock Fund
Commerical Paper	—	—	180,375	—	—	180,375	—
Common Stocks	3,875,135	—	—	—	—	3,875,135	—
Short-Term Securities Held as Collateral for Securitied Lending	—	—	423,936	—	4,241	428,177	—
Total	3,875,135	—	604,311	—	4,241	4,483,687	—

Established Value Fund
Commerical Paper	—	—	16,276	—	—	16,276	—
Common Stocks	270,135	—	—	—	—	270,135	—
Short-Term Securities Held as Collateral for Securitied Lending	—	—	98,230	—	983	99,213	—
Total	270,135	—	114,506	—	983	385,624	—

Federal Money Market Fund
U.S. Government Agency Securities	—	—	580,726	—	—	580,726	—
U.S. Treasury Obligations	—	—	69,919	—	—	69,919	—
Repurchase Agreements	—	—	578,700	—	—	578,700	—
Total	—	—	1,229,345	—	—	1,229,345	—

Financial Reserves Fund
Certificates of Deposit	—	—	34,764	—	—	34,764	—
Commercial Paper	—	—	55,592	—	—	55,592	—
Corporate Bonds	—	—	121,176	—	1,986	123,162	—
Municipal Bonds	—	—	92,301	—	—	92,301	—
U.S. Government Agency Securities	—	—	156,982	—	—	156,982	—
Repurchase Agreements	—	—	51,600	—	—	51,600	—
U.S. Treasury Obligations	—	—	49,883	—	—	49,883	—
Total	—	—	562,298	—	1,986	564,284	—

Fund For Income
Government National Mortgage Association	—	—	286,596	—	—	286,596	—
U.S. Treasury Obligations	—	—	38,737	—	—	38,737	—
Money Market Fund	—	—	478	—	—	478	—
Total	—	—	325,811	—	—	325,811	—

Government Reserves Fund
Commercial Paper	—		—	49,996		—	—	49,996	—
U.S. Government Agency Securities	—		—	752,393		—	—	752,393	—
U.S. Treasury Obligations	—		—	50,104		—	—	50,104	—
Total	—		—	852,493		—	—	852,493	—

Institutional Money Market Fund
Certificates of Deposit	—		—	120,803		—	—	120,803	—
Commercial Paper	—		—	167,629		—	—	167,629	—
Corporate Bonds	—		—	370,692		—	5,959	376,651	—
Municipal Bonds	—		—	273,023		—	—	273,023	—
U.S. Government Agency Securities	—		—	386,969		—	—	386,969	—
Repurchase Agreements	—		—	434,600		—	—	434,600	—
U.S. Treasury Obligations	—		—	145,688		—	—	145,688	—
Total	—		—	1,899,404		—	5,959	1,905,363	—

International Fund
Common Stocks	5,127	(1)	—	40,387		—	—	45,514	—
Exchange Traded Funds	976		—	1,981	(2)	—	—	2,957	—
Cash Equivalents	—		—	1,937		—	—	1,937	—
Forward Foreign Exchange Contracts	—		—	—		(5)	—	—	(5)
Total	6,103		—	44,305		(5)	—	50,408	(5)

International Select Fund
Common Stocks	6,561	(3)	—	40,498		—	—	47,059	—
Exchange Traded Funds	—		—	1,915		—	—	1,915	—
Cash Equivalents	—		—	868		—	—	868	—
Forward Foreign Exchange Contracts	—		—	—		(4)	—	—	(4)
Total	6,561		—	43,281		(4)	—	49,842	(4)

Investment Grade Convertible Fund
Commercial Paper	—		—	162		—	—	162	—
Convertible Corporate Bonds	—		—	23,834		—	—	23,834	—
Convertible Preferred Stocks	5,071		—	898	(4)	—	—	5,969	—
Total	5,071		—	24,894		—	—	29,965	—

Large Cap Growth Fund
Commercial Paper	—		—	2,691		—	—	2,691	—
Common Stocks	56,856		—	—		—	—	56,856	—
Total	56,856		—	2,691		—	—	59,547	—

National Municipal Bond Fund
Municipal Bonds	—		—	101,747		—	—	101,747	—
Investment Companies	—		—	10,307		—	—	10,307	—
Total	—		—	112,054		—	—	112,054	—

Ohio Municipal Bond Fund
Municipal Bonds	—		—	116,793		—	—	116,793	—
Investment Companies	—		—	2,456		—	—	2,456	—
Total	—		—	119,249		—	—	119,249	—

Ohio Municipal Money Market Fund
Muncipal Bonds	—		—	231,200		—	—	231,200	—
Investment Companies	—		—	6,529		—	—	6,529	—
Total	—		—	237,729		—	—	237,729	—

Prime Obligations Fund
Certificates of Deposit	—		—	43,253		—	—	43,253	—
Commerical Paper	—		—	48,196		—	—	48,196	—
Corporate Bonds	—		—	132,618		—	6,357	138,975	—
Municipal Bonds	—		—	110,902		—	—	110,902	—
Repurchase Agreements	—		—	64,400		—	—	64,400	—
U.S. Government Agency Securities	—		—	171,986		—	—	171,986	—
U.S. Treasury Obligations	—		—	62,852		—	—	62,852	—
Total	—		—	634,207		—	6,357	640,564	—

Small Company Opportunity Fund
Commerical Paper	—		—	24,299		—	—	24,299	—
Common Stocks	378,654		—	—		—	—	378,654	—
Short-Term Securities Held as Collateral for Securities Lending	—		—	94,478		—	945	95,423	—
Total	378,654		—	118,777		—	945	498,376	—

Special Value Fund
Commercial Paper	—	—	40,387	—	—	40,387	—
Common Stocks	964,998	—	—	—	—	964,998	—
Investment Companies	20,794	—	—	—	—	20,794	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	251,769	—	2,519	254,288	—
Total	985,792	—	292,156	—	2,519	1,280,467	—

Stock Index Fund
Commercial Paper	—	—	881	—	—	881	—
Common Stocks	32,632	—	—	—	—	32,632	—
Investment Companies	533	—	—	—	—	533	—
Futures Contracts	—	196	—	—	—	—	196
Total	33,165	196	881	—	—	34,046	196

Tax-Free Money Market Fund
Muncipal Bonds	—	—	271,255	—	—	271,255	—
Investment Companies	—	—	14,110	—	—	14,110	—
Total	—	—	285,365	—	—	285,365	—

Value Fund
Commercial Paper	—	—	344	—	—	344	—
Common Stocks	127,546	—	—	—	—	127,546	—
Short-Term Securities Held as Collateral for Securities Lending	—	—	32,252	—	323	32,575	—
Total	127,546	—	32,596	—	323	160,465	—

*Other financial investments are derivative instruments not reflected in the Schedules of Portfolio Investments, such as futures and forward foreign exchange contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

(1) Consists of the holdings: Canadian National Resources, listed under Canada, Usinas Siderurgicas de Mingas Gerais SA, listed under Brazil and the following ADR’s: Banco Bradesco SA, Vale SA and Petroleo Brasileiro SA, listed under Brazil; NetEase.com, Inc., listed under Cayman Islands; Bancolumbia SA, listed under Columbia; Teva Pharmaceutical Industries Ltd., listed under Israel; and LUKOIL Oil Co., listed under Russian Federation.

(2)  Consists of the holding iShares MSCI Japan Index, listed under Exchange Traded Funds.

(3)  Consists of the holdings: Canadian National Resources, listed under Canada and the following ADR’s: Banco Bradesco SA, Vale SA and Petroleo Brasileiro SA, listed under Brazil; NetEase.com, Inc., listed under Cayman Islands; and Teva Pharmaceutical Industries Ltd., listed under Israel; and LUKOIL Oil Co., listed under Russian Federation.

(4)  Consists of the holdings: Newell Financial Trust I, listed under Financial Services; and Simon Property Group, Inc. listed under Real Estate Investment Trusts.

Reconciliation of Level 3 items.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balanced Fund	Investments In Securities
Balance as of 10/31/08	$766
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(13)
Net purchases (sales)	(678)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$75

Core Bond Fund	Investments In Securities
Balance as of 10/31/08	$259
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(14)
Net purchases (sales)	(164)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$81

Diversified Stock Fund	Investments In Securities
Balance as of 10/31/08	$23,809
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(748)
Net purchases (sales)	(18,820)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$4,241

Established Value Fund	Investments In Securities
Balance as of 10/31/08	$3,077
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(173)
Net purchases (sales)	(1,921)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$983

Financial Reserves Fund	Investments In Securities
Balance as of 10/31/08	$2,475
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(246)
Net purchases (sales)	(243)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$1,986

Institutional Money Market Fund	Investments In Securities
Balance as of 10/31/08	$7,424
Realized Gain (Loss)	89
Change in unrealized (appreciation/depreciation) (a)	(734)
Net purchases (sales)	(820)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$5,959

Prime Obligations Fund	Investments In Securities
Balance as of 10/31/08	$7,919
Realized Gain (Loss)	458
Change in unrealized (appreciation/depreciation) (a)	(783)
Net purchases (sales)	(1,237)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$6,357

Small Company Opportunity Fund	Investments In Securities
Balance as of 10/31/08	$9,617
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(167)
Net purchases (sales)	(8,505)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$945

Special Value Fund	Investments In Securities
Balance as of 10/31/08	$15,218
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(444)
Net purchases (sales)	(12,255)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$2,519

Value Fund	Investments In Securities
Balance as of 10/31/08	$925
Realized Gain (Loss)	—
Change in unrealized (appreciation/depreciation) (a)	(57)
Net purchases (sales)	(545)
Transfers in and/or out of Level 3	—
Balance as of 7/31/09	$323

(a)  The change in unrealized appreciation/depreciation is attributable to investments held at July 31, 2009.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

Each Fund may acquire securities subject to repurchase agreements from financial institutions such as banks and broker-dealers, which the Fund’s investment adviser deems creditworthy under guidelines approved by the Board. Under a repurchase agreement, the seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The repurchase agreements are collateralized by various corporate, U.S. Government and government-backed securities, with a value of not less than the repurchase price (including interest). If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited and/or result in additional costs. Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Foreign Currency Contracts:

The International Fund and International Select Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies.  A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract.   The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency).  The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week).  A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as delay between a security transaction trade date and settlement date.  Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings.  The Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).

Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed.  A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.  In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities.

Futures Contracts:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Fund for Income, International Fund, International Select Fund, Investment Grade Convertible Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Option Contracts:

The Balanced Fund, Investment Grade Convertible Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by the premiums paid.

In writing an option, each Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Put and call options are accounted for in the same manner as other securities owned.  Written options involve financial risk, which may exceed amounts reflected in the financial statements. As of July 31, 2009, the Funds had no open written options contracts.

Credit Default Swap Agreements:

The Balanced Fund and Core Bond Fund may engage in credit default swap transactions (“CDSs”). In a CDS, the “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or the seller in a credit default transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a quarterly fixed rate of income throughout the term of the contract, the contract of which typically is between six months and ten years, provided that there is no default event. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation.

Because they are two party contracts and because they may have terms of greater than seven days, CDS agreements may be considered illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a CDS agreement in the event of the default or bankruptcy of CDS agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Fund’s ability to use CDS agreements. Developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing CDS agreements or to realize amounts to be received under such agreements.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Fund’s investment adviser, in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

Swaps are marked to market daily using pricing sources approved by the Board and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as a part of realized gains (losses). Swap agreements involve, to varying degrees, elements of the market risk and exposure to loss in excess of the amount reflected in the Schedules of Portfolio Investments. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are an imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of a default or bankruptcy of a swap agreement counterparty.  As of July 31, 2009, the Funds had no open credit default swap contracts.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31,

2009, the Funds had outstanding “when-issued” purchase commitments covered by the segregated or “earmarked” assets as identified on the Schedules of Portfolio Investments.

Securities Lending:

The Balanced Fund, Core Bond Fund, Diversified Stock Fund, Established Value Fund, Large Cap Growth Fund, Small Company Opportunity Fund, Special Value Fund, Stock Index Fund and Value Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association (“KeyBank”), custodian to the Funds named above and an affiliate of Victory Capital Management Inc. (the “Adviser”), serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the “Lending Agreement”), for which it receives a fee. KeyBank’s fee is computed monthly in arrears and is 25% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board, net of rebates paid by KeyBank to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board, the Funds must maintain loan collateral (at KeyBank) at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities.

Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. KeyBank, at the direction of the Adviser, consistent with the Trust’s securities lending guidelines, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.

By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time.

The following Funds loaned securities and received cash collateral with the following values as of July 31, 2009 (amounts in thousands):

			Average	Income
			Loan	Received by
	Value of		Outstanding	KeyBank from
	Loaned	Value of	During	Securities
	Securities	Collateral	the Year	Lending
Balanced Fund	$7,357	$7,524	$8,379	$2
Core Bond Fund	8,059	8,225	17,681	9
Diversified Stock Fund	416,262	428,177	270,478	27
Established Value Fund	95,871	99,213	44,924	3
Small Company Opportunity Fund	91,059	95,423	63,980	18
Special Value Fund	245,075	254,288	159,502	19
Value Fund	31,428	32,575	16,186	2

The cash collateral received by the Funds in the Trust and by the investment portfolios in The Victory Institutional Funds and The Victory Variable Insurance Funds on July 31, 2009 was pooled together and invested in the following (amounts in thousands):

Value of Collateral
Money Market Funds
DWS Government Cash, 0.22% (a)	22,000
Goldman Sachs Financial Square Government Fund, 0.22% (a)	36,613
JPMorgan US Government Money Market Fund, 0.23% (a)	10,000
Merrill Lynch Government Fund, 0.14% (a)	16,865
Morgan Stanley Institutional Liquidity Funds Government Portfolio, 0.16% (a)	1,039
Reserve Primary Fund, 0.00% (a)	9,469
Repurchase Agreements
Bank of America, 0.30%, 8/1/09	120,000
(Date of Agreement, 7/31/09, Proceeds at maturity $120,001 collateralized by various corporate securities, 0.53%-8.30%, 8/15/09-1/15/53, market value $122,544)
Dean Witter, 0.44%, 8/1/09	180,000
(Date of Agreement, 7/31/09, Proceeds at maturity $180,002 collateralized by various corporate securities, 0.00%-15.50%, 3/1/10-6/19/99, market value $182,653)
Deutsche Bank, 0.29%, 8/1/09	180,000
(Date of Agreement, 7/31/09, Proceeds at maturity $180,001 collateralized by various corporate securities, 0.00%-6.26%, 1/17/11-12/10/49, market value $184,783)
Goldman Sachs, 0.34%, 8/1/09	170,000
(Date of Agreement, 7/31/09, Proceeds at maturity $170,002 collateralized by various corporate securities, 0.00%-10.20%, 8/28/09-10/15/49, market value $172,676)
JPMorgan Chase, 0.29%, 8/1/09	50,000
(Date of Agreement, 7/31/09, Proceeds at maturity $50,000 collateralized by various corporate securities, 3.09%-7.88%, 11/15/09-1/1/45, market value $50,951)
Wachovia, 0.39%, 8/1/09	160,000
(Date of Agreement, 7/31/09, Proceeds at maturity $160,002 collateralized by various corporate securities, 0.00%-7.80%, 2/1/10-5/5/40, market value $163,577)

Total Value	$955,986

(a) Rate disclosed is the one day yield as of 7/31/09.

3. Risk:

The Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in municipal debt obligations issued by the state of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. These Funds are more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund and International Select Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Funds.  The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties.  The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances.  The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

4. Market Events:

Institutional Money Market Fund

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market’s assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

The Institutional Money Market Fund (the “IMM Fund”) owns obligations of SIV Portfolio plc (“Portfolio”), formerly Cheyne Finance LLC, a SIV. On August 28, 2007, Portfolio breached a financial covenant related to the market value of its underlying collateral. Portfolio subsequently became insolvent and defaulted on its obligations to pay interest and principal due to the noteholders. The Trust’s Board, acting on the recommendation of the Adviser, and in the exercise of its business judgment, concluded that it would not be in the best interests of the IMM Fund or its shareholders to dispose of the Portfolio obligations at that time.

On April 16, 2008, the IMM Fund received a partial payment on the Portfolio obligations it owned. In mid-July 2008, Portfolio was restructured, and in an auction held by the receiver, bidders acquired approximately 21% of Portfolio’s non-cash assets. The remaining non-cash assets were transferred to Gryphon Funding (“Gryphon”), a new SIV. Portfolio retained 7.5% of its original assets in cash. On August 15, 2008, Portfolio distributed the majority of this cash to shareholders, but retained approximately 1% of such cash. As a result of the reorganization, the IMM Fund currently holds interests in both Portfolio and Gryphon. During the period ended July 31, 2009, Gryphon made cash distributions from the underlying holdings.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit that was established for the benefit of the IMM Fund to maintain its AAAm S&P rating and upon which the IMM Fund could draw should certain triggering events occur. The amendment increased the amount of the letter of credit to $15 million. Under the letter of credit, KeyCorp has agreed to maintain the mark-to-market net asset value of the IMM Fund so that it does not fall below $0.9985 (or $0.9950 if the IMM Fund no longer is rated by Standard & Poor’s Corporation). Effective March 30, 2009, the July 17, 2008 amended letter of credit was amended and restated leaving its substantive provisions intact but, among other things, extending the expiration date to November 6, 2009.

For purposes of carrying out the monitoring procedures, as described in the Funds’ Statement of Additional Information, the IMM Fund has reduced the mark-to-market values of the Portfolio and Gryphon securities to amounts below par. Through July 31, 2009, the IMM Fund has drawn on the letter of credit for total amounts of $4.8 million cumulatively, permitting the IMM Fund to maintain its rounded per share net asset value at $1.00. During the six month period ended July 31, 2009 $500 thousand was returned to KeyCorp in accordance with the terms of the letter of credit. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

As of August 27, 2009, in accordance with the terms of the letter of credit, KeyCorp has advised the Trust’s Board that it intends to maintain the IMM Fund at the levels stated above.

Financial Reserves Fund and Prime Obligations Fund

The value of asset-backed securities, including those issued by structured investment vehicles (SIVs), may be affected by, among other things, changes in: interest rates, the quality of underlying assets or the market’s assessment of those assets, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of entities that provide any credit enhancements. SIVs generally have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

The Financial Reserves Fund (the “FR Fund”) and Prime Obligations Fund (the “PO Fund”) each own obligations of SIV Portfolio plc (“Portfolio”), formerly Cheyne Finance LLC, a SIV. On August 28, 2007, Portfolio breached a financial covenant related to the market value of its underlying collateral. Portfolio subsequently became insolvent and defaulted on its obligations to pay interest and principal due to the noteholders. The Trust’s Board, acting on the recommendation of the Adviser, and in the exercise of its business judgment, concluded that it would not be in the best interests of either the FR Fund or the PO Fund or their shareholders to dispose of the Portfolio security at that time.

On April 16, 2008, the FR Fund and the PO Fund received a partial payment on the Portfolio obligations they owned. In mid-July 2008, Portfolio was restructured and, in an auction held by the receiver, bidders acquired approximately 21% of Portfolio’s non-cash assets. The remaining non-cash assets were transferred to Gryphon Funding (“Gryphon”), a new SIV. Portfolio retained 7.5% of its original assets in cash. On August 15, 2008, Portfolio distributed the majority of this cash to shareholders, but retained approximately 1% of such cash. As a result of the reorganization, the FR Fund and the PO Fund currently hold interests in both Portfolio and Gryphon. During the period ended July 31, 2009, Gryphon made cash distributions from the underlying holdings.

On July 17, 2008, KeyCorp, the parent of the Adviser, amended an irrevocable letter of credit to include the FR Fund and the PO Fund under the letter of credit for the stated principal amount of each Fund’s original Portfolio investment and to maintain the mark to market net asset values of the FR Fund and the PO Fund so that they do not fall below $0.9950. Effective March 30, 2009, the July 17, 2008 amended letter of credit was amended and restated leaving its substantive provisions intact but, among other things, extending the expiration date to November 6, 2009.

For purposes of carrying out the monitoring procedures, as described in the Funds’ Statement of Additional Information, the FR Fund and the PO Fund have reduced the mark-to-market values of the Portfolio and Gryphon securities to amounts below par. These reductions have had minimal impact on the deviation between the FR Fund mark-to-market net asset value and its amortized cost price per share has remained at $1.00. Through July 31, 2009, the PO Fund has drawn on the letter of credit for total amounts of $1.9 million cumulatively, , permitting the PO

Fund to maintain its rounded per share net asset value at $1.00. For financial statement purposes, the Portfolio and Gryphon securities are recorded at fair value.

As of August 27, 2009, in accordance with the terms of the letter of credit, KeyCorp has advised the Trust’s Board that it intends to maintain the FR Fund and the PO Fund at the levels stated above.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo II
Michael Policarpo II, President
Date	September 25, 2009

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	September 25, 2009

* Print the name and title of each signing officer under his or her signature.